                                                                        DELAWARE
                                                                          POOLED
                                                                           TRUST
                                                                       ---------
1998
  Semiannual Report

  ------------------------------------------------------------------------------
  U.S. EQUITIES                  THE LARGE-CAP VALUE EQUITY PORTFOLIO
                                 THE SMALL/MID-CAP VALUE EQUITY PORTFOLIO
                                 THE AGGRESSIVE GROWTH PORTFOLIO
                                 THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II

  ------------------------------------------------------------------------------
  U.S. FIXED INCOME              THE INTERMEDIATE FIXED INCOME PORTFOLIO
                                 THE AGGREGATE FIXED INCOME PORTFOLIO
                                 THE HIGH-YIELD BOND PORTFOLIO
                                 THE DIVERSIFIED CORE FIXED INCOME PORTFOLIO

  ------------------------------------------------------------------------------
  INTERNATIONAL EQUITIES         THE GLOBAL EQUITY PORTFOLIO
                                 THE INTERNATIONAL EQUITY PORTFOLIO
                                 THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO
                                 THE EMERGING MARKETS PORTFOLIO

  ------------------------------------------------------------------------------
  INTERNATIONAL FIXED INCOME     THE GLOBAL FIXED INCOME PORTFOLIO
                                 THE INTERNATIONAL FIXED INCOME PORTFOLIO

CONTENTS
1-2 Total Returns
3   Portfolio Objectives
4   The Large-Cap Value Equity Portfolio Review
5   The Small/Mid-Cap Value Equity Portfolio Review
6   The Aggressive Growth Portfolio Review
7   The Real Estate Investment Trust Portfolio II Review
8   The Intermediate Fixed Income Portfolio Review
9   The Aggregate Fixed Income Portfolio Review
10  The High-Yield Bond Portfolio Review
11  The Diversified Core Fixed Income Portfolio Review
12  The Global Equity Portfolio Review
13  The International Equity Portfolio Review
14  The Labor Select International Equity
    Portfolio Review
15  The Emerging Markets Portfolio Review
16  The Global Fixed Income Portfolio Review
17  The International Fixed Income Portfolio Review
18  Financial Statements

DELAWARE POOLED TRUST, INC.

Delaware Pooled Trust, Inc., based in Philadelphia, is a mutual fund that offers no-load, open-end equity and fixed-income portfolios to institutional and affluent individual investors. Delaware Pooled Trust is part of Delaware Management Company, a full-service investment-management organization that invests more than $42 billion on behalf of individuals and institutions. The breadth and sophistication of Delaware's services enable clients to gain the degree of administrative convenience and simplicity in investment-management matters they want; Delaware provides not only equity and fixed-income portfolios but balanced portfolios and investment-advisory, retirement-plan, and trust services.

Delaware Investment Advisers, a Philadelphia-based division of Delaware Management Company, serves as investment adviser for The Large-Cap Value Equity, The Small/Mid-Cap Value Equity, The Aggressive Growth, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Aggregate Fixed Income, The High-Yield Bond and The Diversified Core Fixed Income Portfolios. Delaware International Advisers Ltd., a London-based affiliate of Delaware Management Company, serves as investment adviser for The Global Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Fixed Income, and The International Fixed Income Portfolios.

CLIENT SERVICES

Delaware provides clients with annual and semiannual reports, monthly account reports, in-person reviews of account developments, and other communications.

Clients who have questions about their accounts or want to learn the net asset values of the Delaware Pooled Trust Portfolios may call a toll-free telephone number, 1-800-231-8002, during normal business hours. Or they may write to Client Services, Delaware Pooled Trust, Inc., One Commerce Square, Philadelphia, Pennsylvania 19103.

TOTAL RETURNS
Periods ending April 30, 1998

                                                              Six            One          Three           Five         Since
Average Annual Total Return*                                 Months          Year          Years          Years     Inception+
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE EQUITY
(formerly known as Defensive Equity)                         18.57%        35.54%         27.48%         21.69%         20.86%
S&P 500 Composite Stock Price Index                          22.50%        41.04%         31.92%         23.20%         20.27%
-------------------------------------------------------------------------------------------------------------------------------
SMALL/MID-CAP VALUE EQUITY**                                     --            --             --             --          9.88%
Russell 2500 Value Index                                         --            --             --             --          9.48%
-------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH                                            14.12%        39.63%         20.11%         16.67%         12.31%
Russell 2000 Stock Index                                     11.88%        42.40%         23.74%         18.46%         16.15%
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST II**                                --            --             --             --          1.17%
NAREIT Equity REIT Index                                         --            --             --             --          0.69%
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME
(formerly known as Fixed Income)                              2.87%         8.39%             --             --          6.61%
Lehman Brothers Government/
Corporate Intermediate Bond Index                             3.11%         8.94%             --             --          6.63%
-------------------------------------------------------------------------------------------------------------------------------
AGGREGATE FIXED INCOME**                                         --            --             --             --          2.12%
Lehman Brothers Aggregate Bond Index                             --            --             --             --          2.09%
-------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND                                               8.23%        21.22%             --             --         18.88%
Salomon Brothers High-Yield
Cash Pay Index                                                6.55%        15.63%             --             --         13.26%
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CORE FIXED INCOME**                                  --            --             --             --          4.71%
Lehman Brothers Aggregate Bond Index                             --            --             --             --          2.09%
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY                                                14.03%            --             --             --          8.93%
Morgan Stanley Capital
International World Stock Index                              18.86%            --             --             --         12.58%
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                         11.33%        13.36%         15.17%         13.21%         12.82%
Morgan Stanley Capital
International EAFE Stock Index                               15.44%        18.92%          9.50%         10.09%          9.66%
-------------------------------------------------------------------------------------------------------------------------------
LABOR SELECT INTERNATIONAL EQUITY                            13.95%        20.38%             --             --         20.66%
Morgan Stanley Capital
International EAFE Stock Index                               15.44%        18.92%             --             --          9.96%
-------------------------------------------------------------------------------------------------------------------------------

                1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST 1

                                                              Six            One          Three           Five         Since
Average Annual Total Return*                                 Months          Year          Years          Years     Inception+
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS                                              4.92%        (4.53)%           --             --         (3.34)%
Morgan Stanley Capital
International Emerging Markets
Free Equity Index                                             3.64%       (14.53)%           --             --        (13.35)%
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL FIXED INCOME                                          (0.04)%        6.05%         11.06%          9.64%        10.61%
Salomon Brothers World
Government Bond Index                                         0.52%         8.02%          3.87%          6.41%         7.46%
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME                                   (1.23)%        5.58%            --             --           5.48%
Salomon Brothers Non-U.S. World
Government Bond Index                                        (1.01)%        6.44%            --             --           3.95%
-------------------------------------------------------------------------------------------------------------------------------

* Past performance does not guarantee future results. The investment return and share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. Since 1992, Delaware Management Company or Delaware International Advisors Ltd. has, as relevant, voluntarily waived its fee and reimbursed the Delaware Pooled Trust Portfolios for certain amounts that annual operating expenses (excluding taxes, interest, brokerage commissions, and extraordinary expenses) exceeded average net assets. In the absence of those waivers, the portfolios' total returns would have been lower.

** Portfolio has been active for less than six months. The return is calculated from the inception date. Such short-term returns may not be meaningful as they do not represent a longer-term perspective on the portfolio's performance.

+ The inception date for each Delaware Pooled Trust Portfolio are as follows:
Large-Cap Value Equity, February 3, 1992; Small/Mid-Cap Value Equity, December 29, 1997; Aggressive Growth, February 3, 1992; Real Estate Investment Trust II, November 4, 1997; Intermediate Fixed Income, March 12, 1996; Aggregate Fixed Income, December 29, 1997; High-Yield Bond, December 2, 1996; Diversified Core Fixed Income, December 29, 1997; Global Equity, October 15, 1997; International Equity, February 3, 1992; Labor Select International Equity, December 19, 1995; Emerging Markets, April 14, 1997; Global Fixed Income, November 30, 1992; and International Fixed Income, April 11, 1997. The returns for each index have been calculated from the start of the month closest to the corresponding portfolio's inception date.

2   DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

PORTFOLIO OBJECTIVES

THE LARGE-CAP VALUE EQUITY PORTFOLIO (FORMERLY KNOWN AS "THE DEFENSIVE EQUITY PORTFOLIO") seeks maximum long-term total return, consistent with reasonable risk, through investments in stocks that, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index and that, in the opinion of Delaware Investment Advisers, offer capital gains potential as well.

THE SMALL/MID-CAP VALUE EQUITY PORTFOLIO seeks maximum long-term total return through investments in stocks that, at the time of purchase, are dividend paying and generally represent the smallest (market capitalization) 30% of U.S. stocks listed on a national exchange or NASDAQ and that, in the opinion of Delaware Investment Advisers, offer the potential for capital gains as well.

THE AGGRESSIVE GROWTH PORTFOLIO seeks maximum long-term capital growth by investing in stocks of smaller and medium-sized companies that, in the opinion of Delaware Investment Advisers, offer, at the time of purchase, significant long-term growth potential.

THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective. The portfolio seeks to invest primarily in stocks of real-estate investment trust companies.

THE INTERMEDIATE FIXED INCOME PORTFOLIO (FORMERLY KNOWN AS "THE FIXED INCOME PORTFOLIO") seeks to achieve a maximum long-term total return, consistent with reasonable risk, by investing in diversified investment-grade bonds, including U.S. government, mortgage-backed, corporate, and other fixed-income securities.

THE AGGREGATE FIXED INCOME PORTFOLIO seeks to achieve maximum long-term total return, consistent with reasonable risk, by investing in high-quality debt securities, including U.S. government securities, mortgage-backed securities, corporate bonds, and other fixed-income securities.

THE HIGH-YIELD BOND PORTFOLIO seeks high total return relative to other fixed-income investments. The portfolio seeks to invest primarily in bonds rated B- or higher by Standard & Poor's Rating Group or B3 or higher by Moody's Investors Service, Inc.

THE DIVERSIFIED CORE FIXED INCOME PORTFOLIO seeks maximum long-term total return by using a multi-sector investment approach, investing assets principally in investment-grade, high-yield, and foreign bonds.

THE GLOBAL EQUITY PORTFOLIO seeks long-term growth of capital without undue risk to principal by investing in global equity securities that provide the potential for capital appreciation and income.

THE INTERNATIONAL EQUITY PORTFOLIO seeks to achieve maximum long-term total return by investing primarily in stocks of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States. The portfolio seeks to invest in stocks that, in the opinion of Delaware International, are undervalued at the time of purchase, based on rigorous fundamental analysis conducted by the investment adviser.

THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO seeks to achieve maximum long-term total return by investing primarily in stocks of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States. The portfolio seeks to invest in stocks that, in the opinion of Delaware International, are undervalued at the time of purchase based on rigorous fundamental analysis conducted by the investment adviser, and that are compatible with certain investment policies or restrictions followed by organized labor.

THE EMERGING MARKETS PORTFOLIO seeks to achieve long-term capital appreciation by investing primarily in stocks of issuers located or operating in emerging countries.

THE GLOBAL FIXED INCOME PORTFOLIO seeks to achieve current income and the potential for capital appreciation, consistent with the preservation of investors' principal, by investing primarily in fixed-income securities. Issuers of these securities will be organized, have a majority of their assets, or derive most of their operating income in at least three countries, one of which may be the United States.

THE INTERNATIONAL FIXED INCOME PORTFOLIO seeks to achieve current income and the potential for capital appreciation, consistent with the preservation of investors' principal, by investing primarily in fixed-income securities of international (non-U.S.) markets. Issues of these securities will be organized, have a majority of their assets, or derive most of their operating income in at least three different countries outside the U.S.

                               1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST  3

--------------------------------------------------------------------------------
LARGE-CAP VALUE EQUITY:
CONSUMERS CONFIDENT, MARKET RALLIES
--------------------------------------------------------------------------------
TOTAL RETURN
Six months ending April 30, 1998
--------------------------------------------------------------------------------
LARGE-CAP VALUE EQUITY                                                  18.57%
S&P 500 Composite Stock Price Index                                     22.50%
--------------------------------------------------------------------------------
The stock market surprised even the most bullish forecasters as positive economic conditions caused jubilant investors to stage an all-out party on Wall Street. Continued strength in the economy, combined with low inflation and high consumer confidence, fueled a 22.5% rally in the stock market for the six months ending April 30. All-out euphoria among investors more than offset worries about the Asian debt crisis as it became clear that import problems would have only a marginal impact on domestic company earnings. For now, it appears that semiconductor and capital-goods industries are the only sectors experiencing any real impact from the Asian tumult.

For its part, The Large-Cap Value Equity Portfolio, formerly known as The Defensive Equity Portfolio, soared 18.57% in the period, profiting from outstanding returns in the telecommunications and consumer cyclical sectors. Oil and tobacco stocks lagged behind, with oil hurt by the collapse in crude-oil prices and oversupply and tobacco stocks under pressure from congressional debate over liability costs. The growth-stock driven rally sent the S&P 500 Index across the 1000- and 1100-point milestones during the period--and was the reason the benchmark was able to outperform our value-based portfolio by nearly four percentage points.

With the Dow Jones Industrial Average passing the important 9000 hurdle during the period, the question remains whether U.S. stocks can sustain their recent advances. We believe that as long as consumer confidence remains robust and corporate earnings continue to grow at a high single-digit rate, the environment for equities will remain intact. We intend to continue overweighting the financial, consumer cyclical, and telephone-utility sectors, as we believe above-average earnings and revenue growth should translate into higher P/E ratios for companies in these groups. While stock-market valuations of the S&P 500 are stretched, we plan to continue our strategy of buying only undervalued stocks.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS $94.0 million

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)
    Common stocks  98.66%
    Cash equivalents and other assets  1.34%

NUMBER OF HOLDINGS  65

Top 10 holdings
     1. McGraw-Hill
     2. Baxter International
     3. Chevron
     4. Pitney Bowes
     5. Aon
     6. American General
     7. ConAgra
     8. Hoechst ADR
     9. American Home Products
    10. British Petroleum ADR

INDUSTRY COMPOSITION

Banking/finance/insurance        26.0%
Energy                           11.3%
Food/beverage/tobacco             8.8%
Healthcare/pharmaceuticals        7.7%
Telecommunications                7.6%
Chemicals                         6.1%
Automobiles/auto parts            5.3%
Electronics/electrical            4.9%
Retail                            3.5%
Paper/forest products             3.4%
Cable/media/publishing            3.0%
Transportation/shipping           2.6%
Consumer products                 1.8%
Environmental services            1.7%
Metals/mining                     1.3%
Utilities                         0.5%
Miscellaneous                     3.2%
Cash and other                    1.3%

4  DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SMALL/MID-CAP VALUE EQUITY:
SOLID GAINS IN SHADOW OF LARGE-CAP COUNTERPARTS

--------------------------------------------------------------------------------
TOTAL RETURN
For the period December 29, 1997-April 30, 1998
--------------------------------------------------------------------------------
SMALL/MID-CAP VALUE EQUITY                                               9.88%
Russell 2500 Value Index                                                 9.48%
--------------------------------------------------------------------------------

The nascent Small/Mid-Cap Value Equity Portfolio recorded solid gains in its first four months of operation, although gains looked mild in comparison to large-cap counterparts. Our decision to overweight mid-cap equities at the expense of smaller-cap stocks contributed positively to the portfolio's return of 9.88% since its inception--and enabled our portfolio to top the benchmark Russell 2500 Value Index's return of 9.48% for the period.

The Small/Mid-Cap Value Equity Portfolio was broadly diversified, with our largest concentrations in the capital spending, health-care, and the basic industry sectors. Within the financial-services sector, we have been able to capitalize on higher capitalization takeover opportunities. In the utility sector, we have adopted a strategy of combining high-quality electric utilities with natural-gas pipelines.

We continue to utilize a combination of quantitative and fundamental research to construct our portfolio. Going forward, we expect to add to our position in the basic industry sector and anticipate increasing our emphasis on REITs. Additionally, we intend to reposition the financial-services sector away from the overpriced brokerage industry and bank-takeover plays toward those equities with more attractive valuations.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $3.3 million

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)
    Common stocks  99.19%
    Cash equivalents and other assets  0.81%

NUMBER OF HOLDINGS  87

TOP 10 HOLDINGS
     1.  IKON Office Solutions
     2.  Hillenbrand Industries
     3.  Cambrex Corp.
     4.  ARCO Chemical
     5.  Raychem
     6.  Canadian National Railway
     7.  Noble Affiliates Inc.
     8.  Engelhard
     9.  Thiokol
    10.  Bowater Inc.

INDUSTRY COMPOSITION

Banking/finance/insurance        19.8%
Real Estate                       9.3%
Chemicals                         8.2%
Healthcare/pharmaceuticals        6.4%
Buildings/materials               6.4%
Electronics/electrical            6.2%
Utilities                         5.8%
Food/beverage/tobacco             5.5%
Energy                            5.4%
Retail                            3.6%
Textiles/apparel/furniture        3.6%
Industrial machinery              3.4%
Transportation/shipping           3.4%
Leisure/lodging/entertainment     3.4%
Aerospace/defense                 1.7%
Paper/forest products             1.6%
Automobiles/auto parts            1.5%
Metals/mining                     1.5%
Other                             2.5%
Cash and other                    0.8%

                               1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST  5

--------------------------------------------------------------------------------
AGGRESSIVE GROWTH:
TECHNOLOGIES LEAD STRONG ADVANCE
--------------------------------------------------------------------------------
TOTAL RETURN
Six months ending April 30, 1998
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH                                                     14.12%
Russell 2000 Stock Index                                              11.88%
--------------------------------------------------------------------------------

Small-cap growth portfolios earned solid returns in the six months ending April 30, as a rally in the technology sector offset earnings worries and the Asian financial crisis.

The Aggressive Growth Portfolio returned an impressive 14.12% for the six months ending April 30, surpassing the benchmark Russell 2000 by more than two percentage points. The surge in technologies came despite some negative earnings news/forecasts. Our portfolio benefited from holdings in Compuware and Excel Switching, which earned high returns. Consumer and financial stocks were strong performers, with notable gains recorded by Outback Steakhouse, Cendant, Beneficial and Ambac.

Because it is our policy to maintain focus on company fundamentals, we believe that selecting quality stocks will be our best defense against future earnings disappointments and a slowing economy. As a result, we continue to emphasize companies that we believe will match or exceed earnings estimates. The portfolio has a median expected earnings growth rate in the low 20% range (as compared to the 1998 expected EPS growth of 0.7% for the S&P 500). With regard to sector weightings, we expect to continue favoring technology, consumer services and business-services stocks, which have good recurring revenue streams and diversified customer bases. We also plan to concentrate on non-apparel retail and financial companies, which are benefiting from a strong housing market.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS $5.6 million

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)
    Common stocks  97.44%
    Cash equivalents and other assets  2.56%

NUMBER OF HOLDINGS  74

TOP 10 HOLDINGS
     1. Snyder Communications
     2. Gemstar International Group Ltd.
     3. Outback Steakhouse
     4. AES Corp.
     5. Ascend Communications
     6. Linear Technology
     7. Health Management Association
     8. First American-Tennessee
     9. Bed, Bath & Beyond
    10. Compuware

INDUSTRY COMPOSITION

Computers/technology             18.2%
Banking/finance/insurance        14.8%
Retail                            9.7%
Telecommunications                8.2%
Leisure/lodging/entertainment     7.2%
Healthcare/pharmaceuticals        6.6%
Cable/media/publishing            6.1%
Consumer products                 4.6%
Electronics/electrical            4.2%
Environmental services            3.5%
Transportation/shipping           3.4%
Utilities                         2.9%
Textiles/apparel/furniture        2.3%
Food/beverage/tobacco             2.0%
Buildings/materials               0.8%
Real Estate                       0.6%
Energy                            0.4%
Miscellaneous                     1.9%
Cash and other                    2.6%

6  DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

REAL ESTATE INVESTMENT TRUST II:
INVESTORS TAKE DEFENSIVE STANCE
--------------------------------------------------------------------------------
TOTAL RETURN
For the period November 4, 1997-April 30, 1998
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST II                                         1.17%
NAREIT Equity REIT Index                                                0.69%
--------------------------------------------------------------------------------

The Real Estate Investment Trust Portfolio II reported marginal gains since its inception, as legislation to regulate paired-share REITs loomed over the market. Our portfolio returned just 1.17% for the period of November 4, 1997 through April 30, 1998, though it fared better than the NAREIT Equity REIT Index, which returned 0.69%. Retail REITs performed well, while all other sectors held steady.

On Capitol Hill, Congress is working on legislation that is likely to curb further use of the special tax advantage enjoyed by paired-share REITs. However, we believe that such a change would cause only a minor reduction in growth rates for our two paired-share REIT holdings: Patriot and Starwood.

We feel the market has correctly factored in the belief that the acquisition environment is not as profitable as it has been in the past. It is our opinion that the real-estate market has made it through the recovery stage and into the expansion stage. However, we plan to continue overweighting the office/industrial sector, which is still benefiting from limited supply and strong demand for space. In addition, we plan to overweight diversified REITs, which we believe offer excellent return potential due to innovative management teams. We also expect our portfolio to be underweighted in retail, mortgage-backed and outlet-center REITs, while matching market weights for all other sectors. In conclusion, our annualized total return expectations for the REIT market over the next two to three years are in the 12-13% range.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $5.4 million

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)
    Common stocks  99.32%
    Cash equivalents and other assets  0.68%

NUMBER OF HOLDINGS  39

TOP 10 HOLDINGS
     1.  Apartment Investment & Management
     2.  Starwood Hotels & Resorts Trust
     3.  Cabot Industrial Trust
     4.  Crescent Real Estate Equities
     5.  Patriot American Hospitality
     6.  JDN Realty
     7.  Simon DeBartolo Group
     8.  CarrAmerica Realty
     9.  Prentiss Properties Trust
    10.  Essex Property Trust

INDUSTRY COMPOSITION

Office/industrial REITs       35.4%
Hotels/diversified REITs      21.2%
Multi-family REITs            17.2%
Retail strip-center REITs     12.8%
Mall REITs                     5.5%
Manufactured-housing REITs     4.6%
Self-storage REITs             2.6%
Cash and other                 0.7%


                               1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST  7

--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME:
ASIAN WORRIES KEEP LID ON MARKET
--------------------------------------------------------------------------------
TOTAL RETURN
Six months ending April 30, 1998
--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME                                                2.87%
Lehman Brothers Government/
Corporate Intermediate Bond Index                                        3.11%
--------------------------------------------------------------------------------

The Intermediate Fixed Income Portfolio, formerly known as The Fixed Income Portfolio, reported small gains for the six-month period ending April 30, as interest-rate uncertainty held sway over the market. The portfolio returned 2.87% in the period compared to the 3.11% earned by its benchmark, the Lehman Brothers Government/Corporate Intermediate Bond Index. U.S. economic data pointed to the need for the Federal Reserve to raise interest rates; however, concern about the effects of higher U.S. rates on Asian economies, as well as positive inflation data, caused the central bank to hold off for the time being.

Similar to the benchmark, the average duration of assets held in Intermediate Fixed Income is 3.3 years, suggesting that the portfolio will tend to experience only moderate performance risk (relative to the index) if the Fed decides to make any policy changes. Although we forego some liquidity by holding a modest Treasury component, the overall liquidity and credit quality of the portfolio is high. Corporate securities and government-agency mortgage securities together make up 36% of the portfolio, while AAA-rated asset-backed securities make up approximately 20% of assets. U.S. Treasuries represent 18% of assets.

Wide spreads in non-Treasury sectors suggest they will be a source of future performance. This is particularly evident in the corporate-bond market, which stands to benefit from range-bound interest rates and a solid economy. Mortgage products also look attractive, particularly commercial mortgages and collateralized mortgage obligations, but it is not yet clear whether agency collateral will suffer as severely as it has in past low-rate environments. We plan to focus on these undervalued sectors, anticipating reduced volatility while keeping a close watch on any rate movement from the Fed.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $27.8 million

NUMBER OF HOLDINGS  73

TOP 10 HOLDINGS
     1.  U.S. Treasury Bills, 5.03%, 6/18/98
     2.  Federal National Mortgage Association, 6.00%, 5/1/28
     3.  Federal National Mortgage Association, 6.00%, 4/1/13
     4.  Residential Funding Mortgage Securities Series 96-S9
         A10, 7.25%, 4/25/26
     5.  Government National Mortgage Association,
         6.50%, 12/15/23
     6.  Government National Mortgage Association,
         6.50%, 1/15/24
     7.  U.S. Treasury Notes, 5.875%, 3/31/99
     8.  U.S. Treasury Notes, 5.875%, 2/15/00
     9.  U.S. Treasury Notes, 6.375%, 1/15/00
    10.  California Infrastructure PG&E Series 97-1 A4,
         6.16%, 6/25/03

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)

Collateralized mortgage obligations        23.4%
Asset-backed securities                    20.7%
Corporate bonds                            19.7%
Treasuries                                 18.4%
Agency mortgage-backed securities          13.9%
Municipal bonds                             1.0%
Cash and other                              2.9%

8  DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
AGGREGATE FIXED INCOME:
FED UNCERTAINTY STYMIES MARKET
--------------------------------------------------------------------------------
TOTAL RETURN
For the period December 29, 1997-April 30, 1998
--------------------------------------------------------------------------------
AGGREGATE FIXED INCOME                                                   2.12%
Lehman Brothers Aggregate Bond Index                                     2.09%
--------------------------------------------------------------------------------

The modest performance among fixed-income products was tied to investor uncertainty over whether the Fed would raise interest rates to slow down a robust domestic economy. Instead, the central bank adopted a wait-and-see stance while monitoring Southeast Asia recovery from its financial crisis. The newly incepted Aggregate Fixed Income Portfolio returned 2.12% since the beginning of the year, a slight advantage over the 2.09% return for the Lehman Brothers Aggregate Bond Index.

The Aggregate Fixed Income Portfolio has an average duration similar to the Lehman Brothers Aggregate Bond Index. Consequently, the portfolio holds securities with intermediate maturities of one to 10 years. Beyond 10 years, the portfolio will tend to hold securities represented in the Aggregate Index. The fund is fully invested at this time with an average duration of approximately
4.5 years (which is similar to the Lehman index). The high percentage of assets in the Treasury sector, representing 15% of assets, reflects the fund's recent inception. As new opportunities become available, we expect to reduce the holdings in the Treasury component.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $2.0 million

NUMBER OF HOLDINGS  28

TOP 10 HOLDINGS
     1.  U.S. Treasury Notes, 6.375%, 1/15/00
     2.  Federal National Mortgage Association, 6.00%, 4/1/13
     3.  Federal National Mortgage Association, 6.00%, 5/1/28
     4.  Asset Securitization Corp., 6.92%, 2/14/29
     5.  Federal Home Loan Mortgage Corporation, 7.50%, 3/1/28
     6.  Federal National Mortgage Association, 6.50%, 5/1/12
     7.  Chase Manhattan, 7.25%, 6/1/07
     8.  Travelers Property Casualty, 6.75%, 4/15/01
     9.  U.S. Bank N.A., 6.50%, 2/1/08
    10.  Southern Investments UK, 6.375%, 11/15/01

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)

Agency mortgage-backed securities          26.7%
Collateralized mortgage obligations        23.8%
Corporate bonds                            21.8%
Treasuries                                 15.3%
Asset-backed securities                    10.5%
Cash and other                              1.9%

                               1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST  9

--------------------------------------------------------------------------------
HIGH-YIELD BOND:
STRONG RETURNS UNDER NEAR-PERFECT CONDITIONS
--------------------------------------------------------------------------------
TOTAL RETURN
Six months ending April 30, 1998
--------------------------------------------------------------------------------
HIGH-YIELD BOND                                                          8.23%
Salomon Brothers High-Yield
Cash Pay Index                                                           6.55%
--------------------------------------------------------------------------------

The high-yield fixed-income market continued to take advantage of falling interest rates, a strong economy, and heavy new-issue demand. This combination of factors enabled The High-Yield Bond Portfolio to earn a solid 8.23% return for the six months ending April 30.

The portfolio, heavily concentrated in B-rated issues and having an above-average duration, outperformed the Salomon Brothers High-Yield Cash Pay Index by more than 1 1/2 percentage points. B-rated issues make up 90% of the portfolio's assets, which represents an overweighting relative to the market. In addition, the portfolio is heavily exposed to new issues, which by definition carry a longer average duration as compared to the market. New supply was heavy, but strong economic growth, falling interest rates, and insatiable demand--among retail and institutional investors--created near-perfect market conditions during the period.

We remain bullish on the outlook for the high-yield market, particularly in the context of the low rates earned in fixed-income alternatives. We intend to keep our portfolio strategy centered on high-quality single-B issues, which offer ample credit protection and tend to provide reduced sensitivity to changes in interest rates.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $19.3 million

NUMBER OF HOLDINGS  54

TOP 10 HOLDINGS
     1.  21st Century Telecom P.I.K. Unit, 3.37%, 1/1/00
     2.  Pathnet, 12.25%, 4/15/08
     3.  JTM Industries, 10.00%, 4/15/08
     4.  Daily International Inc., 9.50%, 2/15/08
     5.  Morris Materials, 9.50%, 4/1/08
     6.  Talon Automotive, 9.625%, 5/1/08
     7.  Octel Developments, 10.00%, 5/1/06
     8.  Silver Cinemas, 10.50%, 4/15/05
     9.  United Artists, 9.75%, 4/15/08
    10.  Diamond Brand Operating, 10.125%, 4/15/08

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)

Industrial machinery             11.3%
Energy                           10.8%
Consumer products                 9.6%
Leisure/lodging/entertainment     8.3%
Buildings/materials               7.6%
Telecommunications                7.5%
Automobiles/auto parts            6.7%
Metals/mining                     5.6%
Food/beverage/tobacco             4.9%
Chemicals                         4.3%
Aerospace/defense                 3.3%
Cable/media/publishing            3.2%
Electronics/electrical equipment  2.9%
Textiles/apparel/furniture        2.8%
Transportation/shipping           2.7%
Environmental services            1.9%
Retail                            1.4%
Computers/technology              0.5%
Miscellaneous                     1.9%
Cash and other                    2.8%

10   DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
DIVERSIFIED CORE FIXED INCOME:
HIGH-YIELD BONDS FUEL SOLID ADVANCE
--------------------------------------------------------------------------------
TOTAL RETURN
For the period December 29, 1997-April 30, 1998
--------------------------------------------------------------------------------
Diversified Core Fixed Income                                            4.71%
Lehman Brothers Aggregate Bond Index                                     2.09%
--------------------------------------------------------------------------------

The Diversified Core Fixed Income Portfolio outperformed its benchmark by more than 2 1/2 percentage points since beginning operations on December 29, 1997, returning 4.71% for the period ending April 30. A maximum weighting in the U.S. high-yield bond component--as well as an emphasis on mortgage-backed securities and A-rated corporate bonds in the investment-grade component--enabled the newly incepted portfolio to easily top the Lehman Brothers Aggregate Bond Index's return of just 2.09%.

The Diversified Core Fixed Income Portfolio is currently composed of 55% U.S. investment-grade bonds, 30% U.S. high-yield bonds, and 15% international bonds. Overall, the portfolio has an average quality of AA and a duration approximately in line with the Lehman Brothers Aggregate Bond Index.

The first reporting period for the portfolio was an excellent time to be invested in a majority of U.S. bond holdings. Solid economic growth, low inflation, and stable Federal Reserve policy created a supportive environment for all major sectors of the domestic market. Improving credit conditions, strong investor demand, and a rally in the stock market enabled high-yield bonds to be the lead performers, while relatively stable interest rates allowed investment-grade bonds to earn their coupon. Although international bonds performed well in local currency terms during the quarter, the strength of the dollar offset most of those gains.

Looking forward, we expect to maintain a conservative posture in light of an expected continuation in the U.S. of range-bound interest rates and a solid economy. For the U.S. investment-grade component, we plan to overweight corporate bonds and mortgage products. On the high-yield bond side, our strategy is to emphasize credit over interest-rate risk, maintain an overweighting in high Bs relative to low Bs and BBs, and maintain a portfolio duration at or below market average. On the international side, we expect to underweight lower-value markets (such as Japan), overweight better value markets (such as New Zealand and Canada), and market weight Europe.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $3.1 million

NUMBER OF HOLDINGS  48

TOP 10 HOLDINGS
     1.  Government National Mortgage Association,
         6.50%, 1/15/28
     2.  JTM Industries, 10.00%, 4/15/08
     3.  United Artists, 9.75%, 4/15/08
     4.  Diamond Brand Operating, 10.125%, 4/15/08
     5.  Octel Developments, 10.00%, 5/1/06
     6.  Government National Mortgage Association,
         9.00%, 7/15/21
     7.  U.S. Treasury Notes, 6.25%, 2/15/03
     8.  Burke Industries, 10.00%, 5/15/07
     9.  Chemical Leaman, 10.375%, 6/15/05
    10.  Henry, 10.00%, 4/15/08

ASSET COMPOSITION (BASED ON INVESTMENTS)

Corporate bonds                      51.2%
Agency mortgage-backed securities    21.5%
Foreign bonds                        12.2%
Asset-backed securities               7.2%
Treasuries                            4.2%
Collateralized mortgage obligations   3.7%

                              1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST  11

--------------------------------------------------------------------------------
GLOBAL EQUITY:
TURBULENT WORLD MARKETS REBOUND
--------------------------------------------------------------------------------
TOTAL RETURN
Six months ending April 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY                                                           14.03%
Morgan Stanley Capital International
World Stock Index                                                       18.86%
--------------------------------------------------------------------------------

Since its inception last October, The Global Equity Portfolio has posted solid returns amidst volatile equity markets worldwide. For the six-month period ending April 30, Global Equity returned 14.03%, as compared with the Morgan Stanley Capital International World Index's return of 18.86% during the same period.

While the U.S. stock market outperformed world markets in November and December of last year, the tables turned in 1998 as the S&P 500 began to trail the MSCI World Index, with European bourses leading the charge. The main equity markets in Europe rose an average of 22% in the first four months of the year, while smaller markets such as Italy and Spain rose considerably more (36% and 38%, respectively). However, European gains leveled off a bit in the last month of the reporting period (April) as worries over Asia resurfaced more visibly in non-U.S. markets. A humming economy and continued low interest rates fueled the fire.

The first four months of the year have seen considerable volatility in the Pacific region as the sentiment of the investment community has swung wildly. Early in the year, currencies in the Pacific region began to stabilize and investors exhibited greater confidence about the situation there. Certain countries, such as Korea and Thailand, have made solid progress on economic reforms despite the long road that lays ahead of them.

Our current investment strategy is focused on holding significant positions in the undervalued markets of Australasia and the United Kingdom. This has been funded by maintaining an underweighted position in the U.S. and Japanese markets. Elsewhere in the world, we have identified a number of attractive undervalued companies in both Europe and the Pacific.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $3.3 million

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)
    Common stocks  98.42%
    Rights  0.03%
    Cash equivalents and other assets  1.55%

NUMBER OF HOLDINGS  60

TOP 10 HOLDINGS
     1. GKN plc (U.K.)
     2. Glaxo Wellcome (U.K.)
     3. Cable and Wireless (U.K.)
     4. Boots Company plc (U.K.)
     5. Electrabel (Belgium)
     6. Powergen plc (U.K.)
     7. Bass plc (U.K.)
     8. Taylor Woodrow plc (U.K.)
     9. Bayer (Germany)
    10. Siemens AG (Germany)

GEOGRAPHIC COMPOSITION

United States         36.7%
United Kingdom        23.1%
Germany                8.4%
Australia              7.5%
France                 6.1%
Japan                  3.2%
New Zealand            2.9%
Belgium                2.9%
Spain                  2.6%
Hong Kong              1.7%
Netherlands            1.4%
Singapore              1.1%
Malaysia               0.8%
Cash and other         1.6%

12  DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY:
EUROPEAN MARKETS DRIVE GAINS
--------------------------------------------------------------------------------
TOTAL RETURN
Six months ending April 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                    11.33%
Morgan Stanley Capital International
EAFE Stock Index                                                        15.44%
--------------------------------------------------------------------------------

The International Equity Portfolio earned a solid 11.33% return for the six-month period ending April 30, about 4 percentage points below the MSCI EAFE Stock Index. Gains were driven by the European bourses, which rallied on news that Europe's Economic and Monetary Union (EMU) is progressing smoothly. In particular, the financial sector was aided by the beginning stages of integration.

Performance in the Pacific Rim markets was much more subdued, as the region begins to rebuild confidence in countries with troubled economies. Focus during this period was centered on Japan and its efforts to jump-start its sluggish economy. Elsewhere, Indonesia, Korea and Thailand began making some progress on financial reforms.

Looking ahead, we plan to continue overweighting the attractive markets in the United Kingdom and Continental Europe. We expect to continue favoring the more developed markets within the Far East region--such as Hong Kong, Singapore, and Australasia--where market valuations still appear to remain attractive. We feel the risk in the smaller markets are still considerable in the short- to medium-term as market reforms are put in place. We expect to maintain a low exposure to the Japanese equity market, which we still consider to be relatively overvalued despite its underperformance.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $600.4 million

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)
    Common stocks  95.31%
    Rights  0.04%
    Cash equivalents and other assets  4.65%

Number of holdings  54

Top 10 holdings
     1.  Great Universal Stores (U.K.)
     2.  Bass (U.K.)
     3.  Electrabel (Belgium)
     4.  Societe Generale (France)
     5.  Cable and Wireless (U.K.)
     6.  Glaxo Wellcome (U.K.)
     7.  GKN (U.K.)
     8.  Rio Tinto (U.K.)
     9.  Boots Company (U.K.)
    10.  Telecom Corp. of New Zealand (New Zealand)

GEOGRAPHIC COMPOSITION

United Kingdom        29.5%
Japan                 13.1%
Australia             10.1%
Germany                9.6%
France                 9.5%
Spain                  6.4%
Netherlands            6.2%
New Zealand            3.6%
Belgium                3.2%
Hong Kong              2.9%
Singapore              0.6%
Malaysia               0.6%
Cash and other         4.7%

                              1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST  13

--------------------------------------------------------------------------------
LABOR SELECT INTERNATIONAL EQUITY:
U.K. LEADS MARKET GAINS
--------------------------------------------------------------------------------
TOTAL RETURN
Six months ending April 30, 1998
--------------------------------------------------------------------------------
LABOR SELECT INTERNATIONAL EQUITY                                       13.95%
Morgan Stanley Capital International
EAFE Stock Index                                                        15.44%
--------------------------------------------------------------------------------

The Labor Select International Equity Portfolio benefited from a rally in the European markets. The portfolio returned 13.95% for the six-month period ending April 30, 1 1/2 percentage points below the benchmark MSCI EAFE Stock Index. The U.K., which comprises about 30% of the holdings in the Labor Select portfolio, extended its impressive advance as the Labor Party continued to take a centrist role in addressing income disparity and unemployment problems. Other European markets cheered news the progress made toward the Economic and Monetary Union
(EMU).

In the Pacific, performance was generally more modest. Focus has shifted to Japan, where the Japanese market remains overvalued, particularly after the government introduced two weak fiscal packages during the period. We fear the approach the government has taken may not be aggressive enough to finally produce a reasonable return to growth.

With regard to other Pacific markets, confidence is finally returning after selling in the early part of the period as progress is made on fiscal reforms. While The Labor Select International Equity Portfolio does not invest in emerging markets, stabilization in those nations has a lasting effect on the rest of the Far East and the world. We continue to favor the more developed markets in the Far East region, such as Australia and New Zealand. However, those markets haven't been fully protected from the crisis as currency weakness in particular has led to dampened U.S.-dollar returns.

Looking ahead, we plan to continue overweighting selected attractive markets in Continental Europe, the United Kingdom and Australasia. In addition, we expect to maintain a low exposure to the Japanese market, which we believe remains overvalued.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $85.6 million

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)
    Common stocks  96.63%
    Cash equivalents and other assets  3.37%

NUMBER OF HOLDINGS  48

TOP 10 HOLDINGS
     1.  Societe Generale (France)
     2.  Alcatel Alshthom (France)
     3.  GKN plc (U.K.)
     4.  ING Groep (Netherlands)
     5.  Elf Aquitaine (France)
     6.  Bayer (Germany)
     7.  Matsushita Electrical Industrial (Japan)
     8.  Banco Central Hispanoamer (Spain)
     9.  British Airways plc (U.K.)
    10.  Great Universal Stores (U.K.)

GEOGRAPHIC COMPOSITION

United Kingdom        30.6%
Japan                 13.0%
Australia             11.1%
France                11.0%
Germany               10.4%
Netherlands            8.7%
Spain                  5.6%
New Zealand            3.9%
Belgium                2.3%
Cash and other         3.4%


14  DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
EMERGING MARKETS:
AN OBSTACLE-DODGING PERFORMANCE
--------------------------------------------------------------------------------
TOTAL RETURN
Six months ending April 30, 1998
--------------------------------------------------------------------------------
EMERGING MARKETS                                                         4.92%
Morgan Stanley Capital International
Emerging Markets Free Equity Index                                       3.64%
--------------------------------------------------------------------------------

Emerging markets witnessed a partial recovery from October lows in the six months ending April 30, 1998, as the Morgan Stanley Capital International Emerging Markets Free Index posted a 3.64% return. The Emerging Markets Portfolio outperformed that index with a 4.92% return for the same period.

Asia's problems loomed the largest in the fourth quarter as currency crises plagued South Korea, Thailand, Indonesia, and Malaysia. The combined drop of South Korea's market and currency was 64.5% in U.S dollar terms in the fourth quarter, and the other previously mentioned markets witnessed similar drops of at least 40% each in U.S.$. In Latin America in the fourth quarter, Mexico proved relatively resilient while the markets of Brazil, Chile, and Venezuela each lost at least 15% of their value in U.S. dollars. The only positive markets during the last part of 1997 were those in Turkey and Hungary, with returns of 24.5% and 12.6%, respectively.

In the first four months of 1998, returns in Asia rebounded with a nearly 16% performance in the first quarter alone. A large portion of strength in those markets came from currencies returning from the dead. The Thai baht and Korean won rose over 20% each in the first quarter alone; this helped propel the stock markets in Korea and Thailand by 58% and 43%, respectively.

With that market backdrop in mind, we pursued a relatively active investment policy throughout the reporting period. In the first quarter of 1998, we reduced our exposure to India and the Philippines in order to focus more on long-term value opportunities in Malaysia and Thailand. In the first quarter we also altered our full weighting in Latin America by reducing our position in Mexico and Peru to buy cheaply-valued stocks in Brazil. In all regions, we expect to continue to maintain vigor and care in selecting countries and companies that stand to recover from the crisis in Asia; we believe there exist pockets of opportunities for a careful long-term value investment approach.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $51.2 million

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)
    Common stocks  92.73%
    Rights  0.06%
    Cash equivalents and other assets  7.21%

NUMBER OF HOLDINGS  86

TOP 10 HOLDINGS
     1. Telebras (Brazil)
     2. Anglo-American (South Africa)
     3. Hana Microelectronics (Thailand)
     4. Petronas Dagangan Berhad (Malaysia)
     5. Metalurgica Gerdau (Argentina)
     6. Shenzhen Expressway Co. Ltd. (Hong Kong)
     7. Cemex SA, Class B (Mexico)
     8. YPF S.A. Sponsored ADRs (Argentina)
     9. Resorts World Berhad (Malaysia)
    10. Bank Hapoalim Ltd. (Israel)

GEOGRAPHIC COMPOSITION

Brazil                13.6%
South Africa          10.4%
India                  8.3%
Malaysia               8.1%
Hong Kong              6.9%
Mexico                 5.7%
Thailand               5.2%
Chile                  4.7%
Argentina              4.3%
Israel                 3.7%
Russia                 3.5%
Taiwan                 3.1%
Peru                   2.8%
Turkey                 2.7%
Greece                 2.1%
Poland                 1.8%
Czech Republic         1.7%
Indonesia              0.2%
Other                  4.0%
Cash and other         7.2%

                              1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST  15

--------------------------------------------------------------------------------
GLOBAL FIXED INCOME:
DOLLAR'S STRENGTH WIPES AWAY GAINS
--------------------------------------------------------------------------------
TOTAL RETURN
Six months ending April 30, 1998
--------------------------------------------------------------------------------
GLOBAL FIXED INCOME                                                  (0.04)%
Salomon Brothers World
Government Bond Index                                                  0.52%
--------------------------------------------------------------------------------

The strong dollar wiped away all mild gains in world bonds during the latest reporting period. The Salomon Brothers World Government Bond Index returned 0.52% for the six months ending April 30, about one-half percentage point above The Global Fixed Income Portfolio's return of (0.04)%.

In the U.S., interest rates were held in check by expectations that the Federal Reserve's next move may be a tightening. Inflation is currently low, thanks mainly to low oil and commodity prices and the strong dollar.

Overall, markets benefited from a reverse flow of funds after the Asian crisis and from the view that its effect on the major economies will be deflationary. However, we believe that, because of the magnitude of the Japanese economy, increased growth will more than offset near-term deflationary pressures on the western economies. In Europe, countries such as Italy may want to relax after becoming part of the EMU.

Against such a backdrop, we believe world bond markets are likely to pull back in the months ahead. As a result, we plan to maintain a defensive portfolio duration with levels falling slightly short of the benchmark. We expect to market weight Europe (with exposure to Germany, Netherlands, Britain, Italy and Sweden) and North America. We also plan to overweight better value markets such as New Zealand and Canada, while underweighting lower value markets such as Japan.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $534.4 million
Asset composition (based on total net assets)
    Government bonds  50.39%
    Corporate bonds  43.06%
    Cash equivalents and other assets  6.55%

NUMBER OF HOLDINGS  67

TOP 10 HOLDINGS
     1.  Canadian Government, 4.75%, 9/15/99
     2.  U.S. Treasury Notes, 6.125%, 7/31/00
     3.  Netherlands Government, 8.25%, 9/15/07
     4.  Baden Wurt L-Finance NV, 6.625%, 8/20/03
     5.  New Zealand Government, 8.00%, 4/15/04
     6.  Netherlands Government, 9.00%, 5/15/00
     7.  Bundesrepublik Deutschland, 5.75%, 8/22/00
     8.  U.S. Treasury Notes, 6.375%, 8/15/27
     9.  Bundesrepublik Deutschland, 6.50%, 10/14/05
    10.  New South Wales Treasury, 7.00%, 2/1/00

GEOGRAPHIC COMPOSITION

United States         22.3%
Germany               17.7%
Japan                 10.3%
Netherlands            9.2%
Canada                 8.0%
Australia              7.0%
New Zealand            6.3%
United Kingdom         5.9%
Sweden                 2.5%
Spain                  2.5%
Denmark                1.7%
Cash and other         6.6%

16  DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME:
JAPAN, STRONG DOLLAR WEIGH ON MARKET
--------------------------------------------------------------------------------
TOTAL RETURN
Six months ending April 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME                                               (1.23)%
Salomon Brothers Non-U.S. World
Government Bond Index                                                    (1.01)%
--------------------------------------------------------------------------------

International fixed-income products were in the red in the latest reporting period, with much of the pressure coming from weakness in Japan and a continued rise in the dollar. The International Fixed Income Portfolio ended the six-month period ending April 30 with a return of (1.23)%, slightly below the (1.00)% return for the benchmark Salomon Brothers Non-U.S. World Government Bond Index. The dollar eliminated any modest gains reported overseas.

European markets in general performed well, benefiting from the move toward an Economic and Monetary Union (EMU). A drag internationally came from the Japanese market, which continued to face a stagnant economy and large deficits. The Japanese government attempted to appease the markets by introducing fiscal packages in December and March, but the offers were not enough to calm jittery investors. The yen has weakened to levels which now appear cheap on a long-term valuation basis; however, future bond market performance is likely to be restrained by record-low interest rates and yields.

In the near future, we expect international bond markets to remain stagnant, prompting us to likely maintain a portfolio duration slightly short of the Salomon Brothers Non-U.S. World Government Bond Index. We plan to underweight Japan and other lower value markets and slightly overweight the better markets, such as New Zealand and Canada. In addition, we expect to market weight the European markets we hold: Germany, the Netherlands, Britain, Italy, and Sweden.

--------------------------------------------------------------------------------
PORTFOLIO PROFILE
April 30, 1998

TOTAL NET ASSETS  $46.1 million

ASSET COMPOSITION (BASED ON TOTAL NET ASSETS)
    Government bonds  49.04%
    Corporate bonds  46.25%
    Cash equivalents and other assets  4.71%

NUMBER OF HOLDINGS  50

TOP 10 HOLDINGS
     1. Netherlands Government, 8.25%, 9/15/07
     2. Bundesrepublik Deutschland, 6.50%, 7/15/03
     3. Netherlands Government, 9.00%, 5/15/00
     4. Federal National Mortgage Association, 5.75%, 9/5/05
     5. New Zealand Government, 8.00%, 11/15/06
     6. Japan Development Bank, 5.00%, 10/1/99
     7. Bonos Y Oblig.-Spanish Government, 5.00%, 1/31/01
     8. Republic of Finland, 5.50%, 2/9/01
     9. Kingdom of Spain, 5.75%, 3/23/02
    10. U.S. Treasury Inflation Index Notes, 3.625%, 1/15/08

GEOGRAPHIC COMPOSITION

Germany               20.9%
Japan                 14.5%
Netherlands           12.8%
Canada                 9.2%
United Kingdom         7.8%
Australia              7.2%
New Zealand            6.7%
United States          6.5%
Spain                  3.8%
Denmark                3.0%
Sweden                 2.9%
Cash and other         4.7%

                             1998 SEMINANNUAL REPORT o DELAWARE POOLED TRUST  17

DELAWARE POOLED TRUST, INC.: THE LARGE-CAP VALUE EQUITY FUND
(FORMERLY THE DEFENSIVE EQUITY PORTFOLIO)
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)
                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                      ------------   ----------
COMMON STOCK: 98.66%

AUTOMOBILES AND AUTOMOTIVE PARTS: 5.31%
Ford Motor                                                30,100  $  1,378,956
General Motors                                            27,100     1,825,863
Tenneco                                                   41,600     1,791,400
                                                                  ------------
                                                                     4,996,219
                                                                  ------------
BANKING, FINANCE, AND INSURANCE: 25.99%
American General                                          31,000     2,065,375
Aon                                                       32,350     2,086,575
Bank of Boston                                            15,300     1,651,444
Bankers Trust New York                                    12,000     1,549,500
Crestar Financial                                         29,600     1,770,450
First Chicago NBD                                         16,600     1,541,725
First Union                                               31,590     1,907,246
Fleet Financial Group                                     13,600     1,174,700
Mellon Bank                                               23,500     1,692,000
Mercantile Bancorporation                                 25,650     1,420,369
National City                                             15,900     1,101,075
PNC Financial Group                                       22,900     1,384,019
SAFECO                                                    27,700     1,382,403
St. Paul                                                  18,000     1,525,500
Summit Bancorp                                            25,950     1,300,744
U S Bancorp                                                7,000       889,000
                                                                  ------------
                                                                    24,442,125
                                                                  ------------

CABLE, MEDIA AND PUBLISHING: 3.00%
McGraw-Hill                                               36,400     2,818,720
                                                                  ------------
                                                                     2,818,720
                                                                  ------------

CHEMICALS: 6.06%
Hercules                                                  21,800     1,042,313
Hoechst ADR                                               48,800     1,964,200
Imperial Chemical ADR                                     21,100     1,533,706
duPont(E.I.)deNemours                                     15,878     1,156,117
                                                                  ------------
                                                                     5,696,336
                                                                  ------------

CONSUMER PRODUCTS: 1.84%
Minnesota Mining
& Manufacturing                                           18,312     1,728,195
                                                                  ------------
                                                                     1,728,195
                                                                  ------------

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                      ------------   ----------

ELECTRONICS AND ELECTRICAL EQUIPMENT: 4.86%
Eaton                                                     13,100  $  1,210,113
Emerson Electric                                          20,700     1,317,038
Thomas & Betts                                            23,400     1,365,975
Whirlpool                                                  9,400       676,800
                                                                  ------------
                                                                     4,569,926
                                                                  ------------

ENERGY: 11.33%
Atlantic Richfield                                        22,400     1,747,200
British Petroleum ADR                                     20,491     1,936,399
Chevron                                                   28,200     2,331,788
Consolidated Natural Gas                                  24,200     1,391,500
USX-Marathon Group                                        47,000     1,683,188
Williams                                                  49,500     1,565,438
                                                                  ------------
                                                                    10,655,513
                                                                  ------------

ENVIRONMENTAL SERVICES: 1.71%
Browning Ferris                                           47,000     1,603,875
                                                                  ------------
                                                                     1,603,875
                                                                  ------------

FOOD, BEVERAGE, AND TOBACCO: 8.81%
Bestfoods                                                 29,200     1,602,350
ConAgra                                                   67,900     1,981,831
Fortune Brands                                            34,800     1,283,250
General Mills                                              7,500       506,719
Heinz (H.J.)                                              18,950     1,032,775
Philip Morris                                             31,100     1,160,419
RJR Nabisco Holdings                                      25,640       713,113
                                                                  ------------
                                                                     8,280,457
                                                                  ------------

HEALTHCARE AND PHARMACEUTICALS: 7.72%
American Home Products                                    21,074     1,962,516
Bausch & Lomb                                             15,200       751,450
Baxter International                                      44,100     2,444,794
Glaxo Wellcome ADR                                        15,700       888,031
Pharmacia & Upjohn                                        28,900     1,215,606
                                                                  ------------
                                                                     7,262,397
                                                                  ------------

METALS AND MINING: 1.33%
Allegheny Teledyne                                        49,400     1,253,525
                                                                  ------------
                                                                     1,253,525
                                                                  ------------

PAPER AND FOREST PRODUCTS: 3.39%
Kimberly-Clark                                            13,400       680,050
Temple-Inland                                              8,200       529,413
Union Camp                                                19,800     1,195,425
Weyerhaeuser                                              13,600       783,700
                                                                  ------------
                                                                     3,188,588
                                                                  ------------

18  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                      ------------   ----------
RETAIL: 3.48%
May Department Stores                                      27,100    $1,671,731
Penney (J.C.)                                              22,500     1,598,906
                                                                   ------------
                                                                      3,270,637
                                                                   ------------
TELECOMMUNICATIONS: 7.61%
Bell Atlantic                                              10,300       963,694
Cable & Wireless                                           39,000     1,369,875
Frontier                                                   59,800     1,790,263
GTE                                                        31,800     1,858,313
SBC Communications                                         28,400     1,176,825
                                                                   ------------
                                                                      7,158,970
                                                                   ------------
TRANSPORTATION AND SHIPPING: 2.57%
British Airways ADR                                        11,300     1,183,675
Norfolk Southern                                           36,900     1,233,844
                                                                   ------------
                                                                      2,417,519
                                                                   ------------
UTILITIES: 0.47%
Southern                                                   16,700       442,550
                                                                   ------------
                                                                        442,550
                                                                   ------------
MISCELLANEOUS: 3.18%
Aluminum Company
    of America                                              9,000       697,500
Pitney Bowes                                               47,800     2,294,400
                                                                   ------------
                                                                      2,991,900
                                                                   ------------
TOTAL COMMON STOCK
(COST $74,495,079)                                                   92,777,452
                                                                   ============
                                                         PRINCIPAL
                                                          AMOUNT
                                                        -----------
REPURCHASE AGREEMENTS: 1.24%
With J.P. Morgan Securities
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $543,000 U.S.
    Treasury Notes 9.125%
    due 5/15/99, market
    value $585,012)                                      $573,000  $    573,000
With PaineWebber
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $586,000 U.S.
    Treasury Notes 6.375%
    due 1/15/00, market
    value $604,244)                                       592,000       592,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(COST $1,165,000)                                                     1,165,000
                                                                   ============
TOTAL MARKET VALUE OF SECURITIES: 99.90%
(COST $75,660,079)                                                  $93,942,452
                                                                   ============
RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES: 0.10%                                            99,642
                                                                   ============
NET ASSETS APPLICABLE TO
    5,038,924 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT TO
    $18.66 PER SHARE: 100.00%                                       $94,042,094
                                                                   ============
COMPONENTS OF NET ASSETS AT APRIL 30, 1998:
Common Stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    allocated to this Portfolio                                     $65,540,911
Undistributed net investment income                                     392,167
Accumulated net realized gain on
    investments                                                       9,826,643
Net unrealized appreciation of
    investments                                                      18,282,373
                                                                   ------------
Total Net Assets                                                    $94,042,094
                                                                   ============
ADR = American Depository Receipt

See accompanying notes

                              1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST  19

DELAWARE POOLED TRUST, INC.: THE SMALL/MID-CAP VALUE EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)
                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                      ------------   ----------
COMMON STOCK: 99.19%
AEROSPACE AND DEFENSE: 1.66%
Thiokol                                                     1,018  $     54,845
                                                                   ------------
                                                                         54,845
                                                                   ------------
AUTOMOBILES AND AUTOMOTIVE PARTS: 1.54%
Mark IV Industries                                          1,360        28,645
Pep Boys                                                    1,017        22,120
                                                                   ------------
                                                                         50,765
                                                                   ------------
BANKING, FINANCE AND INSURANCE: 19.79%
Alfa                                                        1,846        33,228
AmSouth Bancorporation                                        566        35,304
Bear Stearns                                                  650        37,091
CNB Bancshares                                                636        31,164
Countrywide Credit Industries                                 716        34,637
Cullen Frost Bankers                                          484        28,314
Edwards (A.G.)                                                788        35,460
Everest Re Holdings                                           745        30,731
First American (Tennessee)                                    555        27,316
First Tennessee National                                      788        27,112
GreenPoint Financial                                          632        25,083
Harleysville Group                                          1,311        35,479
Hibernia Class A                                            1,500        30,656
North Fork Bancorporation                                     925        34,341
Old Kent Financial                                            741        28,899
Paine Webber Group                                            874        39,166
PartnerRe Limited                                             659        32,991
Sovereign Bancorp                                           1,341        25,353
Star Banc                                                     523        33,047
TIG Holdings                                                  936        22,523
Union Planters                                                392        24,108
                                                                   ------------
                                                                        652,003
                                                                   ------------
BUILDINGS AND MATERIALS: 6.40%
Armstrong World Industries                                    597        51,193
Fluor                                                         828        39,123
Kaufman & Broad Home                                        1,156        33,596
Owens Corning                                               1,212        50,374
Pulte                                                         716        36,650
                                                                   ------------
                                                                        210,936
                                                                   ------------

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                      ------------   ----------
CABLE, MEDIA, AND PUBLISHING: 1.00%
Bowne & Company                                               800     $  33,050
                                                                   ------------
                                                                         33,050
                                                                   ------------
CHEMICALS: 8.16%
ARCO Chemical                                               1,123        59,659
Beckman Coulter                                               601        33,468
Englehard                                                   2,642        55,812
Flowserve                                                   1,121        33,490
Lyondell Petrochemicals                                     1,044        34,322
Solutia                                                     1,833        52,011
                                                                   ------------
                                                                        268,762
                                                                   ------------
ELECTRONICS AND ELECTRICAL EQUIPMENT: 6.25%
Avnet                                                         458        28,253
AVX                                                         1,254        25,785
Raychem                                                     1,466        58,915
Symbol Technologies                                         1,183        45,546
Thomas & Betts                                                812        47,401
                                                                   ------------
                                                                        205,900
                                                                   ------------
ENERGY: 5.37%
Kerr-McGee                                                    583        38,478
Nicor                                                         889        36,393
Noble Affiliates                                            1,309        56,451
Tosco                                                         400        14,250
Valero Energy                                                 968        31,339
                                                                   ------------
                                                                        176,911
                                                                   ------------
FOOD, BEVERAGE AND TOBACCO: 5.47%
Adolph Coors Company                                          500        17,938
Cracker Barrel Old
    Country Store                                           1,132        41,530
Flowers Industries                                          2,209        47,217
Interstate Bakeries                                         1,250        39,609
Universal                                                     904        33,844
                                                                   ------------
                                                                        180,138
                                                                   ------------
HEALTHCARE AND PHARMACEUTICALS: 6.41%
Cambrex                                                     1,128        62,604
ICN Pharmaceuticals                                           769        37,873
Integrated Health Services                                    858        33,087
Teva Pharmaceutical ADR                                       940        40,068
U.S. Surgical                                               1,188        37,422
                                                                   ------------
                                                                        211,054
                                                                   ------------
20  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                       ------------  ----------
INDUSTRIAL MACHINERY: 3.45%
 Cincinnati Milacron                                        1,191     $  36,995
 Kennametal                                                   578        30,815
 McDermott International                                      400        16,550
 Parker Hannifin                                              655        29,229
                                                                   ------------
                                                                        113,589
                                                                   ------------
LEISURE, LODGING, AND ENTERTAINMENT: 3.39%
 Callaway Golf                                              1,147        31,256
 Gaylord Entertainment                                      1,157        39,338
 Viad                                                       1,600        41,300
                                                                   ------------
                                                                        111,894
                                                                   ------------
METALS AND MINING: 1.53%
 Reynolds Metals                                              762        50,292
                                                                   ------------
                                                                         50,292
                                                                   ------------
PACKAGING AND CONTAINERS: 0.68%
 Bemis                                                        500        22,250
                                                                   ------------
                                                                         22,250
                                                                   ------------
PAPER AND FOREST PRODUCTS: 1.61%
 Bowater                                                      951        53,197
                                                                   ------------
                                                                         53,197
                                                                   ------------
REAL ESTATE: 9.32%
 AMB Property                                               1,575        36,225
 Crescent Real Estate Equities                              1,252        42,725
 Equity Office Properties Trust                             1,172        33,329
 Excel Realty Trust                                         1,210        32,368
 Koger Equity                                               1,709        36,637
 Patriot American Hospitality                               1,539        38,860
 Prentiss Properties Trust                                  1,636        41,514
 Public Storage                                             1,477        45,418
                                                                   ------------
                                                                        307,076
                                                                   ------------
RETAIL: 3.60%
*Burlington Coat Factory                                    2,410        46,694
 Ikon Office Solutions                                      2,978        72,025
                                                                   ------------
                                                                        118,719
                                                                   ------------
TELECOMMUNICATIONS: 0.81%
 Cincinnati Bell                                              700        26,775
                                                                   ------------
                                                                         26,775
                                                                   ------------
TEXTILES, APPAREL, AND FURNITURE: 3.57%
 Hillenbrand Industries                                     1,046        65,244
 Warnaco Group Class A                                      1,240        52,390
                                                                   ------------
                                                                        117,634
                                                                   ------------

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                       ------------  ----------
TRANSPORTATION AND SHIPPING: 3.35%
CNF Transportation                                            484  $     18,695
Canadian National Railway                                     884        57,515
Tidewater                                                     865        34,276
                                                                   ------------
                                                                        110,486
                                                                   ------------
UTILITIES: 5.83%
Boston Edison                                                 988        40,261
CMS Energy                                                    867        37,877
DPL                                                         1,974        35,902
Ipalco Enterprises                                            896        39,032
Pinnacle West Capital                                         882        39,029
                                                                   ------------
                                                                        192,101
                                                                   ------------
TOTAL COMMON STOCK
(cost $3,067,186 )                                                    3,268,377
                                                                   ============

                                                         PRINCIPAL
                                                          AMOUNT
                                                        -----------
REPURCHASE AGREEMENTS: 0.97%
With Chase Manhattan
    5.48% 05/01/98 (dated
    04/30/98, collateralized
    by $10,000 U.S.
    Treasury Notes 6.625%
    due 06/30/01, market
    value $10,931)                                        $11,000        11,000
With J.P. Morgan Securities
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $11,000 U.S.
    Treasury Notes 6.375%
    due 04/30/99, market
    value $10,877)                                         10,000        10,000
With PaineWebber
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $5,000 U.S.
    Treasury Notes 5.125%
    due 12/31/98, market
    value $5,467 and $5,000
    U.S. Treasury Notes 6.75%
    due 06/30/99, market
    value $5,411)                                          11,000        11,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
(cost $32,000)                                                           32,000
                                                                     ==========

                              1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST  21

TOTAL MARKET VALUE OF SECURITIES: 100.16%
(Cost $3,099,186)                                                    $3,300,377
                                                                     ==========
LIABILITIES NET OF RECEIVABLES
    and other assets: (0.16%)                                            (5,276)
                                                                     ==========
NET ASSETS APPLICABLE TO
    352,942 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT
    TO $9.34 PER SHARE: 100.00%                                      $3,295,101
                                                                     ==========
COMPONENTS OF NET ASSETS
    AT APRIL 30, 1998:
Common Stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    allocated to this Portfolio                                      $3,000,009
Undistributed net investment income                                      16,277
Accumulated net realized gain
    on investments                                                       77,624
Net unrealized appreciation
    of investments                                                      201,191
                                                                     ----------
TOTAL NET ASSETS                                                     $3,295,101
                                                                     ==========
* Non-income producing security.

ADR = American Depositary Receipt

See accompanying notes

DELAWARE POOLED TRUST, INC.:
THE AGGRESSIVE GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                       ------------  ----------
COMMON STOCK: 97.44%
BANKING, FINANCE AND INSURANCE: 14.79%
 ACE Limited                                                1,800     $  68,175
 Ambac Financial Group                                      2,000       113,375
 Bank United                                                1,000        52,125
 Blanch(E.W.)Holdings                                       2,000        70,000
 FINOVA Group                                                 900        52,706
 First American (Tennessee)                                 3,000       147,656
*Heller Financial                                           1,000        27,000
 PMI Group                                                    800        65,000
 PartnerRe Limited                                            700        35,044
 Peoples Heritage Financial Group                           1,200        58,050
*Security Capital Group Class B                             2,300        69,575
 Wells Fargo                                                  200        73,700
                                                                     ----------
                                                                        832,406
                                                                     ----------
BUILDINGS AND MATERIALS: 0.79%
*J. Ray McDermott                                           1,000        44,375
                                                                     ----------
                                                                         44,375
                                                                     ----------
CABLE, MEDIA, AND PUBLISHING: 6.15%
*Jacor Communications                                       1,200        68,212
*Snyder Communications                                      4,900       208,248
*World Color Press                                          1,500        48,000
*Ziff Davis                                                 1,200        21,600
                                                                     ----------
                                                                        346,060
                                                                     ----------
COMPUTERS AND TECHNOLOGY: 18.16%
*12 Technologies                                              900        60,300
*Acxiom                                                     2,300        55,559
*Artisan Components                                           100         1,763
*BISYS Group                                                1,500        59,203
*BMC Software                                               1,400       130,944
*Compuware                                                  2,900       141,647
*DST Systems                                                  400        22,050
*Fore Systems                                               2,800        64,050
*Gateway 2000                                                 500        29,344
*J.D. Edwards                                               2,100        75,075
 Linear Technology                                          2,000       160,870
*Network Associates                                           800        54,850
*Platinum Technology                                        3,600        91,350
*Sterling Commerce                                          1,774        75,506
                                                                     ----------
                                                                      1,022,511
                                                                     ----------
22  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                       ------------  ----------
CONSUMER PRODUCTS: 4.61%
*Gemstar International
    Group Limited                                           5,200      $201,175
*Henry Schein                                               1,500        58,641
                                                                     ----------
                                                                        259,816
                                                                     ----------
ELECTRONICS AND ELECTRICAL EQUIPMENT: 4.15%
*Analog Devices                                             2,000        77,875
*Broadcom Class A                                             100         4,775
*MMC Networks                                               4,100        91,738
*Xilinx                                                     1,300        59,434
                                                                     ----------
                                                                        233,822
                                                                     ----------
ENERGY: 0.42%
 Santa Fe International                                       600        23,513
                                                                     ----------
                                                                         23,513
                                                                     ----------
ENVIRONMENTAL SERVICES: 3.53%
 Halliburton                                                  600        33,000
*Philip Services                                            7,500        56,719
*USA Waste Services                                         2,222       109,017
                                                                     ----------
                                                                        198,736
                                                                     ----------
FOOD, BEVERAGE AND TOBACCO: 1.98%
 Food Lion                                                  2,100        21,197
 Food Lion Class A                                          3,200        32,500
*Starbucks                                                  1,200        57,713
                                                                     ----------
                                                                        111,410
                                                                     ----------
HEALTHCARE AND PHARMACEUTICALS: 6.60%
*Health Management
    Associates Class A                                      4,755       149,783
*Healthsouth                                                2,000        60,375
*Phycor                                                     4,300        97,422
*Quorum Health Group                                        2,000        64,000
                                                                     ----------
                                                                        371,580
                                                                     ----------
LEISURE, LODGING, AND ENTERTAINMENT: 7.19%
*Outback Steakhouse                                         4,500       171,281
*Papa John's International                                  3,000       124,875
*Prime Hospitality                                          2,600        53,788
 Royal Caribbean Cruises                                      800        54,700
                                                                     ----------
                                                                        404,644
                                                                     ----------
REAL ESTATE: 0.63%
*Catellus Development                                       2,000        35,625
                                                                     ----------
                                                                         35,625
                                                                     ----------

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                       ------------  ----------
RETAIL: 9.72%
*Bed Bath & Beyond                                          3,000     $ 147,188
 Fastenal                                                   1,100        61,359
*General Nutrition                                          1,300        46,597
*Kohl's                                                     2,600       107,413
 St. John Knits                                               500        22,313
*Staples                                                    4,619       114,170
*Viking Office Products                                     2,000        48,312
                                                                     ----------
                                                                        547,352
                                                                     ----------
TELECOMMUNICATIONS: 8.17%
*Ascend Communications                                      3,700       161,066
*Clear Channel Communications                                 800        75,400
*Heftel Broadcasting                                          600        26,100
*Pacific Gateway Exchange                                     800        45,650
*Star Telecommunications                                    2,200        59,469
*Tellabs                                                    1,300        92,097
                                                                     ----------
                                                                        459,782
                                                                     ----------
TEXTILES, APPAREL, AND FURNITURE: 2.34%
*Jones Apparel Group                                        2,200       131,588
                                                                     ----------
                                                                        131,588
                                                                     ----------
TRANSPORTATION AND SHIPPING: 3.41%
 Gatx                                                       1,000        82,875
*Knight Transportation                                      1,800        57,713
 Laidlaw                                                    3,700        51,569
                                                                     ----------
                                                                        192,157
                                                                     ----------
UTILITIES: 2.94%
*AES                                                        2,996       165,342
                                                                     ----------
                                                                        165,342
                                                                     ----------
MISCELLANEOUS: 1.86%
*Cendant                                                    2,541        63,525
*Cornell Corrections                                        1,300        29,413
*Personnel Group of America                                   600        11,925
                                                                     ----------
                                                                        104,863
                                                                     ----------
TOTAL COMMON STOCK
(cost $4,448,145)                                                     5,485,582
                                                                     ==========

                              1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST  23

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                        -----------  ----------
REPURCHASE AGREEMENTS: 7.71%
With J.P. Morgan Securities
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $202,000 U.S.
    Treasury Notes 9.125%
    due 5/15/99, market
    value $217,936)                                      $214,000    $  214,000
With PaineWebber
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $218,000 U.S.
    Treasury Notes 6.375%
    due 1/15/00, market
    value $225,100)                                       220,000       220,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
(cost $434,000)                                                         434,000
                                                                     ==========
TOTAL MARKET VALUE OF SECURITIES: 105.15%
(cost $4,882,145)                                                    $5,919,582
                                                                     ==========
LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS: (5.15%)                                          (290,134)
                                                                     ==========
NET ASSETS APPLICABLE TO
    670,707 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT TO
    $8.39 PER SHARE: 100.00%                                         $5,629,448
                                                                     ==========
COMPONENTS OF NET ASSETS
    AT APRIL 30, 1998:
Common Stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    allocated to this Portfolio                                      $3,359,228
Undistributed net investment loss                                        (4,223)
Accumulated net realized gain on
    investments                                                       1,237,006
Net unrealized appreciation of
    investments                                                       1,037,437
                                                                     ----------
TOTAL NET ASSETS                                                     $5,629,448
                                                                     ==========
*Non-income producing security.

See accompanying notes

DELAWARE POOLED TRUST, INC.:
THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                       ------------  ----------
COMMON STOCK: 99.32%
HOTELS/DIVERSIFIED REITS: 21.15%
Capital Automotive                                          9,300    $  144,441
Catellus Development                                        6,980       124,331
Glenborough Realty Trust                                    5,620       150,686
Golf Trust of America                                       3,650       119,081
Innkeepers USA Trust                                        9,210       139,301
Newhall Land & Farming                                      4,230       120,555
Patriot American Hospitality                                6,590       166,398
Starwood Hotels and
    Resorts Trust                                           3,700       185,694
                                                                     ----------
                                                                      1,150,487
                                                                     ----------
MALL REITS: 5.52%
General Growth Properties                                   3,790       135,966
Simon DeBartolo Group                                       4,990       164,358
                                                                     ----------
                                                                        300,324
                                                                     ----------
MANUFACTURED HOUSING REITS: 4.60%
Chateau Communities                                         4,220       124,754
Sun Communities                                             3,590       125,650
                                                                     ----------
                                                                        250,404
                                                                     ----------
MULTIFAMILY REITS: 17.17%
Avalon Properties                                           5,300       149,063
Apartment Investment
    & Management                                            5,140       192,108
Camden Property Trust                                       5,130       150,373
Equity Residential Properties                               3,100       152,288
Essex Property Trust                                        4,660       153,780
Grove Property Trust                                       12,715       136,686
                                                                     ----------
                                                                        934,298
                                                                     ----------
OFFICE/INDUSTRIAL REITS: 35.40%
AMB Property                                                5,300       121,900
Cabot Industrial Trust                                      7,700       174,213
CarrAmerica Realty                                          5,600       163,800
Crescent Real Estate Equities                               5,030       171,649
Duke Realty Investments                                     5,620       133,826
Equity Office Properties Trust                              4,710       133,941
First Industrial Realty                                     4,270       138,775
Koger Equity                                                7,100       152,206
Liberty Property Trust                                      4,163       106,417
Parkway Properties                                          1,600        52,600
Prentiss Properties Trust                                   6,065       153,899
Reckson Associates Realty                                   5,620       137,690
SL Green Realty                                             5,960       143,040
Spieker Properties                                          3,580       141,858
                                                                     ----------
                                                                      1,925,814
                                                                     ----------

24  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                       ------------  ----------
RETAIL STRIP CENTER REITS: 12.84%
Developers Diversified Realty                               3,125   $   124,023
Excel Legacy                                                5,010        26,453
Excel Realty Trust                                          5,010       134,018
JDN Realty                                                  5,230       166,379
Pan Pacific Retail Properties                               5,400       114,412
Pennsylvania Real Estate
    Investment Trust                                        5,600       133,000
                                                                     ----------
                                                                        698,285
                                                                     ----------
SELF-STORAGE REITS: 2.64%
Public Storage                                              4,670       143,601
                                                                     ----------
                                                                        143,601
                                                                     ----------
TOTAL COMMON STOCK
(cost $5,487,088)                                                     5,403,213
                                                                     ==========
                                                         PRINCIPAL
                                                          AMOUNT
                                                        -----------
REPURCHASE AGREEMENTS: 3.86%
With Chase Manhattan
    5.48% 05/01/98 (dated
    04/30/98, collateralized
    by $68,000 U.S.
    Treasury Notes 6.625%
    due 06/30/01, market
    value $71,737)                                        $70,000        70,000
WithJP Morgan Securities
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $71,000 U.S.
    Treasury Notes 6.375%
    due 04/30/99, market
    value $71,379)                                         70,000        70,000
With PaineWebber
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $35,000 U.S.
    Treasury Notes 5.125%
    due 12/31/98, market
    value $35,874 and $34,000
    U.S. Treasury Notes 6.75%
    due 06/30/99, market
    value $35,507)                                         70,000        70,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
(cost $210,000)                                                         210,000
                                                                     ==========
TOTAL MARKET VALUE OF SECURITIES: 103.18%
(cost $5,697,088)                                                    $5,613,213
                                                                     ==========
LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS: (3.18%)                                          (172,760)
                                                                     ==========
NET ASSETS APPLICABLE TO
    333,106 SHARES ($.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT
    TO $16.33 PER SHARE: 100.00%                                     $5,440,453
                                                                     ==========
COMPONENTS OF NET ASSETS AT APRIL 30, 1998:
Common Stock $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                               $5,404,729
Undistributed net investment income                                     102,963
Accumulated net realized gain
    on investments                                                       16,636
Net unrealized depreciation
    of investments                                                      (83,875)
                                                                     ----------
TOTAL NET ASSETS                                                     $5,440,453
                                                                     ==========
REIT: Real Estate Investment Trust

See accompanying notes

                              1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST  25

DELAWARE POOLED TRUST, INC: THE INTERMEDIATE FIXED INCOME PORTFOLIO (FORMERLY THE FIXED INCOME PORTFOLIO)
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
ASSET-BACKED SECURITIES: 20.73%
ADVANTA Series 93-1 A2
5.95% 5/25/09                                           $  54,133     $  53,082
American Finance Home
Equity Series 92-5 A
7.20% 2/15/08                                              46,286        46,925
CIT Group Securitization
Series 95-2 A2
6.00% 5/15/26                                             417,175       416,897
CIT RV Trust
Series 97-A A5
6.25% 11/17/08                                            535,000       537,461
California Infrastructure
PG and E
Series 97-1 A4
6.16% 6/25/03                                             600,000       603,540
Chase Manhattan RV
Owner Trust
Series 97-A A9
6.32% 12/15/08                                             90,000        90,585
Countrywide Home
Equity Loan
Series 97-1 A4
6.95% 5/25/21                                             350,000       353,500
First Union Residential
Securitization Trust
Series 96-2 A2
6.46% 9/25/11                                             440,000       440,220
MetLife Capital Equipment
Loan Trust
Series 97-A A
6.85% 5/20/08                                             540,000       555,552
NationsCredit Grantor Trust
Series 96-1 A
5.85% 9/15/11                                             167,231       165,810
Series 97-2 A
6.35% 4/15/14                                             523,165       526,108
Neiman Marcus
Group Credit Card
Master Trust
Series 95-1A
7.60% 6/15/03                                             150,000       155,040
Oakwood Mortgage Investors
Series 97-C A3
6.65% 11/15/27                                            525,000       528,308
The Money Store Home
Equity Trust
Series 97-C AH5
6.59% 2/15/15                                             425,000       427,423

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
Series 97-A A9
7.235% 4/15/27                                            260,000   $   266,957
UCFC Home Equity Loan
Series 96-B1 A3
7.30% 4/15/14                                             125,000       126,075
World Omni Automobile
Lease Securitization
Series 97-B A4
6.20% 11/25/03                                            465,000       466,814
                                                                     ----------
TOTAL ASSET-BACKED SECURITIES
(cost $5,711,563)                                                     5,760,297
                                                                     ==========
COLLATERALIZED MORTGAGE
    OBLIGATIONS: 23.43%
Asset Securitization Corporation
Series 97-D5 A2
6.321% 2/14/41                                            450,000       454,781
Series 97-D5 A3
6.371% 2/14/41                                            385,000       387,406
Series 96-D2 A1
6.92% 2/14/29                                             336,790       347,578
Series 96-D3 A1B
7.21% 10/13/26                                            130,000       135,911
Series 97-MD7 A3
7.305% 1/13/30                                            400,000       427,063
Series 97-D4 A1A
7.35% 4/14/29                                             187,865       193,765
First USA Credit Card
Master Trust
Series 97-10 A
5.778% 9/17/03                                             95,000        95,048
GE Capital Mortgage Services
Series 94-2 A3
5.40% 1/25/09                                             160,711       160,145
Series 98-6 1A6
6.75% 4/25/28                                             365,000       357,586
LBCMT Series 98-C1 C
6.68% 9/18/08                                             440,000       436,288
Lehman Large Loan
Series 97-LLI
6.79% 6/12/04                                             331,323       339,502
Mortgage Capital Funding
Series 96-MC2 C
7.224% 9/20/06                                            155,000       159,529
Nomura Asset Securities
Series 95-MD3 A1A
8.17% 3/4/20                                              172,286       178,935

26  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
Residential Accredit Loans
Series 97-QS1 A5
6.75% 2/25/27                                            $500,000  $    500,313
Series 97-QS1 A8
6.75% 2/25/27                                             400,000       395,938
Series 97-QS4 A3
7.25% 5/25/27                                             450,000       454,078
Series 96-QS3 A13
7.29% 6/25/26                                              70,000        70,252
Series 96-QS2 A6
7.45% 4/25/23                                             135,000       137,341
Series 97-QS3 A3
7.50% 4/25/27                                             135,000       136,920
Series 97-QS6 A5
7.50% 6/25/12                                             164,853       170,411
Residential Funding
Mortgage Securities
Series 98-S6 A6
6.75% 3/25/28                                             225,000       222,715
Series 96-S9 A10
7.25% 4/25/26                                             728,768       750,206
                                                                     ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $6,429,551)                                                     6,511,711
                                                                     ==========
CORPORATE BONDS: 19.65%
Banco Santiago S.A.
7.00% 7/18/07                                             210,000       206,325
Chrysler Financial
6.35% 3/15/99                                             150,000       150,469
Consumers Energy
6.375% 2/1/08                                             360,000       354,600
Continental Airlines
6.80% 1/2/09                                              475,000       479,156
Continental Airlines
7.25% 3/1/03                                              500,000       513,750
Credit Foncier de France
8.00% 1/14/02                                             335,000       354,263
Greyhound Financial
8.79% 11/15/01                                            100,000       108,125
Health and Retirement
Properties
6.75% 12/18/02                                            380,000       380,000
International Lease Finance
6.15% 8/1/00                                              420,000       421,575
Kohls
6.70% 2/1/06                                              300,000       302,625
Norwest
6.125% 10/15/00                                           150,000       150,938
Raytheon
5.95% 3/15/01                                             400,000       399,000
Sony
6.125% 3/4/03                                             350,000       350,437

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
Southern Investments U.K.
6.375% 11/15/01                                          $100,000   $   100,125
Summit Bancorp
8.625% 12/10/02                                           520,000       565,500
Summit Bank
6.75% 6/15/03                                              80,000        81,200
Transwestern Pipeline
7.55% 1/15/00                                             400,000       410,000
U.S. Bancorp
8.125% 5/15/02                                            125,000       132,813
                                                                     ----------
TOTAL CORPORATE BONDS
(cost $5,427,141)                                                     5,460,901
                                                                     ==========
MORTGAGE-BACKED SECURITIES: 13.86%
Federal Home Loan
Mortgage Corporation-Gold
6.00% 4/1/11                                              250,555       248,675
Federal National
Mortgage Association
6.00% 4/1/13                                              848,400       836,469
Federal National
Mortgage Association
6.00% 5/1/28                                              950,000       916,750
Government National
Mortgage Association
6.50% 12/15/23                                            742,427       742,659
Goverment National
Mortgage Association
6.50% 1/15/24                                             674,426       674,636
Government National
Mortgage Association
9.00% 2/15/17                                             271,808       295,761
Government National
Mortgage Association
9.50% 9/15/19                                             126,777       138,385
                                                                     ----------
TOTAL MORTGAGE-BACKED SECURITIES
(cost $3,830,755)                                                     3,853,335
                                                                     ==========
MUNICIPAL BONDS: 1.00%
Philadelphia, Pennsylvania Authority
For Industrial Development
Series 97 A 6.488% 6/15/04                                280,824       278,016
                                                                     ----------
TOTAL MUNICIPAL BONDS
(cost $280,824)                                                         278,016
                                                                     ==========

                              1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST  27

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
U.S. Treasury Obligations: 18.45%
U.S. Treasury Bill
5.03% 6/18/98                                          $1,990,000   $ 1,976,654
U.S. Treasury Notes
5.375% 2/15/01                                            200,000       198,834
U.S. Treasury Notes
5.50% 2/15/08                                             190,000       187,579
U.S. Treasury Notes
5.75% 8/15/03                                             345,000       346,366
U.S. Treasury Notes
5.875% 11/30/01                                           525,000       528,747
U.S. Treasury Notes
5.875% 2/15/00                                            605,000       608,037
U.S. Treasury Notes
5.875% 3/31/99                                            670,000       672,298
U.S. Treasury Notes
6.375% 1/15/00                                            600,000       607,884
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
(cost $5,115,975)                                                     5,126,399
                                                                    ===========
REPURCHASE AGREEMENTS: 6.27%
With J.P. Morgan Securities
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $877,000 U.S.
    Treasury Notes 9.125%
    due 5/15/99, market
    value $904,032)                                       885,000       885,000
With PaineWebber
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $813,000 U.S.
    Treasury Notes 6.375%
    due 1/15/00, market
    value $875,258)                                       858,000       858,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
(cost $1,743,000)                                                     1,743,000
                                                                    ===========
TOTAL MARKET VALUE OF SECURITIES: 103.39%
(cost $28,538,809)                                                  $28,733,659
                                                                    ===========
LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS: (3.39%)                                          (941,797)
                                                                    ===========
NET ASSETS APPLICABLE TO
    2,759,491 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT
    TO $10.07 PER SHARE: 100.00%                                    $27,791,862
                                                                    ===========
COMPONENTS OF NET ASSETS
    AT APRIL 30, 1998:
Common stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                              $27,416,724
Undistributed net investment income                                         300
Accumulated net realized gain
    on investments                                                      179,988
Net unrealized appreciation
    of investments                                                      194,850
                                                                    -----------
TOTAL NET ASSETS                                                    $27,791,862
                                                                    ===========
See accompanying notes

28  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

DELAWARE POOLED TRUST, INC.: THE AGGREGATE FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
CORPORATE BONDS: 21.80%
BANKING, FINANCE AND INSURANCE: 10.50%
Chase Manhattan sub nts
7.25% 06/01/07                                            $70,000     $  73,763
Southern Investments
United Kingdom sr nts
6.375% 11/15/01                                            70,000        70,088
U.S. Bank N.A. sub nts
6.50% 02/01/08                                             70,000        70,700
                                                                    -----------
                                                                        214,551
                                                                    -----------
RETAIL: 3.40%
Wal-Mart Stores nts
5.875% 10/15/05                                            70,000        69,388
                                                                    -----------
                                                                         69,388
                                                                    -----------
TELECOMMUNICATIONS: 1.71%
MCI Communications sr nts
6.125% 04/15/02                                            35,000        34,869
                                                                    -----------
                                                                         34,869
                                                                    -----------
MISCELLANEOUS: 6.19%
Sony unsub nts
6.125% 03/04/03                                            55,000        55,069
Travelers Property Casualty nts
6.75% 04/15/01                                             70,000        71,313
                                                                    -----------
                                                                        126,382
                                                                    -----------
TOTAL CORPORATE BONDS
(cost $447,737)                                                         445,190
                                                                    ===========
ASSET-BACKED SECURITES: 10.46%
Chase Manhattan RV
Owner Trust Series 97-A A9
6.32% 12/15/08                                             55,000        55,358
MetLife Capital Equipment
Loan Trust Series 97-A A
6.85% 05/20/08                                             50,000        51,440
NationsCredit Grantor
Trust Series 96-1 A
5.85% 09/15/11                                             53,946        53,487
Standard Credit Card Master
Trust Series 94-4 A
8.25% 11/07/03                                             50,000        53,290
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
(cost $213,745)                                                         213,575
                                                                    ===========

COLLATERALIZED MORTGAGE OBLIGATIONS: 23.82%
Asset Securitization
Series 97-D5 A2
6.3206% 02/14/41                                          $30,000     $  30,319
Series 96-D2 A1
6.92% 02/14/29                                             76,981        79,446
CIT RV Trust
Series 97-A A5
6.25% 11/17/08                                             55,000        55,253
Federal Home Loan
Mortgage Corporation
Series T-11 A5
6.50% 01/25/15                                             60,000        60,375
First USA Credit Card
Master Trust
5.7775% 09/17/03                                           20,000        20,010
General Electric Capital
Mortgage Services
Series 98-6 1A 6
6.75% 04/25/28                                             50,000        48,984
LB Commercial Conduit
Mortgage Trust
Series 98-C1 C
6.68% 09/18/08                                             30,000        29,747
Mortgage Capital Funding
Series 96-MC2-C
7.224% 09/20/06                                            55,000        56,607
Residential Accredit Loans
Series 97-QS6 A5
7.50% 06/25/12                                             53,335        55,133
Series 97-QS4 A3
7.25% 05/25/27                                             50,000        50,453
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $486,858)                                                         486,327
                                                                    ===========
AGENCY MORTGAGE-BACKED SECURITES: 26.66%
Federal Home Loan
Mortgage Gold
7.50% 03/01/28                                             75,000        76,945
Federal National
Mortgage Association
6.00% 04/01/13                                            202,000       199,159
Federal National
Mortgage Association
6.00% 05/01/28                                            200,000       193,000
Federal National
Mortgage Association
6.50% 05/01/12                                             75,000        75,305
                                                                    -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITES
(cost $546,112)                                                         544,409
                                                                    ===========

                              1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST  29

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
U.S. TREASURY OBLIGATIONS: 15.36%
U.S. Treasury Notes
5.50% 02/15/08                                          $  60,000     $  59,236
U.S. Treasury Notes
6.375% 01/15/00                                           225,000       227,957
U.S. Treasury Notes
6.375% 08/15/27                                            25,000        26,390
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
(cost $313,466)                                                         313,583
                                                                    ===========
REPURCHASE AGREEMENTS: 19.84%
With Chase Manhattan
    5.48% 05/01/98 (dated
    04/30/98, collateralized
    by $132,000 U.S.
    Treasury Notes 6.625%
    due 06/30/01, market
    value $138,349)                                       135,000       135,000
With J.P. Morgan Securities
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $137,000 U.S.
    Treasury Notes 6.375%
    due 04/30/99, market
    value $137,659)                                       135,000       135,000
With PaineWebber
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $68,000 U.S.
    Treasury Notes 5.125%
    due 12/31/98, market
    value $69,186 and
    $66,000 U.S.
    Treasury Notes 6.75%
    due 06/30/99, market
    value $68,478)                                        135,000       135,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
(cost $405,000)                                                         405,000
                                                                    ===========
TOTAL MARKET VALUE OF SECURITIES: 117.94%
(cost $2,412,918)                                                    $2,408,084
                                                                    ===========
LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS: (17.94%)                                         (366,215)
                                                                    ===========
NET ASSETS APPLICABLE TO
    235,295 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT TO
    $8.68 PER SHARE: 100.00%                                         $2,041,869
                                                                    ===========
COMPONENTS OF NET ASSETS
    AT APRIL 30, 1998:
Common stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                               $2,000,008
Undistributed net investment income                                      37,186
Accumulated net realized gain on investments                              9,509
Net unrealized depreciation of investments                               (4,834)
                                                                    -----------
TOTAL NET ASSETS                                                     $2,041,869
                                                                    ===========
nts-notes
sr-senior
sub-subordinate
unsec-unsecured

See accompanying notes

30  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

DELAWARE POOLED TRUST, INC: THE HIGH-YIELD BOND PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
CORPORATE BONDS: 93.81%
Aerospace and Defense: 3.29%
Compass Aerospace
10.125% 4/15/05                                          $375,000   $   376,875
Roller Bearing
9.625% 6/15/07                                            250,000       257,500
                                                                    -----------
                                                                        634,375
                                                                    -----------
AUTOMOBILES AND AUTOMOTIVE PARTS: 6.69%
Numatics
9.625% 4/1/08                                             275,000       279,125
Prestolite Electric
9.625% 2/1/08                                             425,000       434,563
Talon Automotive
9.625% 5/1/08                                             575,000       575,000
                                                                    -----------
                                                                      1,288,688
                                                                    -----------
BUILDINGS AND MATERIALS: 7.59%
American Builders and
    Contractors
10.625% 5/15/07                                           125,000       131,094
Atrium
10.50% 11/15/06                                           400,000       425,000
Collins & Aikman
10.00% 1/15/07                                            400,000       420,000
Henry
10.00% 4/15/08                                            375,000       383,438
Reliant Building
10.875% 5/1/04                                            100,000       103,000
                                                                    -----------
                                                                      1,462,532
                                                                    -----------
CABLE, MEDIA AND PUBLISHING: 3.19%
Pathnet
12.25% 4/15/08                                            600,000       615,000
                                                                    -----------
                                                                        615,000
                                                                    -----------
CHEMICALS: 4.32%
Octel Developments
10.00% 5/1/06                                             575,000       575,000
Precise Technology
11.125% 6/15/07                                           250,000       256,874
                                                                    -----------
                                                                        831,874
                                                                    -----------
COMPUTERS AND TECHNOLOGY: 0.54%
DecisionOne Holdings
0.00%/11.50% 8/1/08                                       175,000       104,125
                                                                    -----------
                                                                        104,125
                                                                    -----------

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
CONSUMER PRODUCTS: 9.63%
Anchor Lamina
9.875% 2/1/08                                            $375,000   $   376,875
Diamond Brand Operating
10.125% 4/15/08                                           500,000       506,250
Doskocil Manufacturing
10.125% 9/15/07                                           275,000       292,875
Fedders North America
9.375% 8/15/07                                            275,000       280,844
Riddell Sports
10.50% 7/15/07                                            250,000       264,687
William Carter
10.375% 12/1/06                                           125,000       134,218
                                                                    -----------
                                                                      1,855,749
                                                                    -----------
ELECTRONICS AND ELECTRICAL EQUIPTMENT: 2.85%
Fairchild Semiconductor
10.125% 3/15/07                                           250,000       259,374
Insilco
10.25% 8/18/07                                            275,000       289,094
                                                                    -----------
                                                                        548,468
                                                                    -----------
ENERGY: 10.82%
Dailey International
9.50% 2/15/08                                             600,000       604,500
Panaco
10.625% 10/1/04                                           275,000       278,437
Rutherford-Moran Oil
10.75% 10/1/04                                            275,000       294,250
Southwest Royalties
10.50% 10/15/04                                           275,000       247,844
TransAmerican Energy
11.50% 6/15/02                                            455,000       448,174
United Refining
10.75% 6/15/07                                            200,000       210,000
                                                                    -----------
                                                                      2,083,205
                                                                    -----------
ENVIROMENTAL SERVICES: 1.91%
Hydrochem Industrial Services
10.375% 8/1/07                                            350,000       367,500
                                                                    -----------
                                                                        367,500
                                                                    -----------
FOOD, BEVERAGE AND TOBACCO: 4.89%
Community Distributors
10.25% 10/15/04                                           275,000       286,000
DiGiorgio
10.00% 6/15/07                                            400,000       402,000
Duane Reade
9.25% 2/15/08                                             250,000       254,687
                                                                    -----------
                                                                        942,687
                                                                    -----------

                              1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST  31

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
INDUSTRIAL MACHINERY: 11.33%
Brand Scaffold Services
10.25% 2/15/08                                           $300,000   $   310,125
Burke Industries
10.00% 5/15/07                                            275,000       290,125
Jackson Products
9.50% 4/15/05                                             375,000       378,750
JTM Industries
10.00% 4/15/08                                            600,000       612,000
Morris Materials Handling
9.50% 4/1/08                                              600,000       591,000
                                                                    -----------
                                                                      2,182,000
                                                                    -----------
LEISURE, LODGING AND ENTERTAINMENT: 8.34%
AFC Enterprises
10.25% 5/15/07                                             75,000        79,875
Silver Cinemas
10.50% 4/15/05                                            525,000       536,813
Town Sports International
9.75% 10/15/04                                            475,000       483,313
United Artists
9.75% 4/15/08                                             500,000       506,875
                                                                    -----------
                                                                      1,606,876
                                                                    -----------
METALS AND MINING: 5.56%
Keystone Consolidated Industries
9.25% 8/1/07                                              425,000       435,625
Simcala
9.625% 4/15/06                                            375,000       379,688
WHX
10.50% 4/15/05                                            250,000       255,625
                                                                    -----------
                                                                      1,070,938
                                                                    -----------
RETAIL: 1.37%
Leslie's Poolmart
10.375% 7/15/04                                           250,000       263,750
                                                                    -----------
                                                                        263,750
                                                                    -----------
TELECOMMUNICATIONS: 4.15%
NEXTEL Communications
0.00%/10.65% 9/15/07                                      600,000       405,000
Viatel
0.00%/12.50% 4/15/08                                      650,000       394,063
                                                                    -----------
                                                                        799,063
                                                                    -----------
TEXTILES, APPAREL AND FURNITURE: 2.79%
Dyersburg
9.75% 9/1/07                                              275,000       285,313
Galey & Lord
9.125% 3/1/08                                             250,000       251,250
                                                                    -----------
                                                                        536,563
                                                                    -----------

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                       ------------  ----------
TRANSPORTATION AND SHIPPING: 2.70%
American Reefer
10.25% 3/1/08                                            $200,000   $   201,500
Chemical Leaman
10.375% 6/15/05                                           300,000       318,000
                                                                    -----------
                                                                        519,500
                                                                    -----------
MISCELLANEOUS: 1.85%
ATC Group Services
12.00% 1/15/08                                            350,000       355,688
                                                                    -----------
                                                                        355,688
                                                                    -----------
TOTAL CORPORATE BONDS
(cost $17,736,316)                                                   18,068,581
                                                                    ===========
PREFERRED STOCK: 3.38%
TELECOMMUNICATIONS: 3.36%
Twenty-first Century Telecom                                  600       648,000
                                                                    -----------
                                                                        648,000
                                                                    -----------
CABLE, MEDIA, AND PUBLISHING: 0.02%
American Radio Systems                                         36         4,356
                                                                    -----------
                                                                          4,356
                                                                    -----------
TOTAL PREFERRED STOCK
(cost $603,419)                                                         652,356
                                                                    ===========
REPURCHASE AGREEMENTS: 2.04%
With Chase Manhattan
    5.48% 5/1/98 (dated
    4/30/98, collateralized
    by $128,000 U.S.
    Treasury Notes 6.625%
    due 6/30/01, market
    value $134,250)                                       131,000       131,000
With J.P. Morgan Securities
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $133,000 U.S.
    Treasury Notes 6.375%
    due 4/30/99, market
    value $133,580)                                       131,000       131,000
With PaineWebber
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $64,000 U.S.
    Treasury Notes 6.75%
    due 6/30/99, market
    value $66,449 and
    $66,000 U.S.
    Treasury Notes 5.125%
    due 12/31/98, market
    value $67,136)                                        131,000       131,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
(cost $393,000)                                                         393,000
                                                                    ===========
32  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

TOTAL MARKET VALUE OF SECURITIES: 99.23%
(cost $18,732,735)                                                  $19,113,937
                                                                    ===========
RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES: 0.77%                                           147,479
                                                                    ===========
NET ASSETS APPLICABLE TO
    1,722,870 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT TO
    $11.18 PER SHARE: 100.00%                                       $19,261,416
                                                                    ===========
COMPONENTS OF NET ASSETS
    AT APRIL 30, 1998:
Common stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                              $18,281,834
Undistributed net investment income                                     197,339
Accumulated net realized gain on
    investments                                                         401,041
Net unrealized appreciation of
    investments                                                         381,202
                                                                    -----------
TOTAL NET ASSETS                                                    $19,261,416
                                                                    ===========
See accompanying notes

DELAWARE POOLED TRUST, INC.:
DIVERSIFIED CORE FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)

                                                         PRINCIPAL  MARKET VALUE
                                                          AMOUNT*     (U.S.$)
                                                       ------------ ------------
CORPORATE BONDS: 57.56%
AEROSPACE AND DEFENSE: 3.20%
Compass Aerospace
10.125% 04/15/05                                         $100,000      $100,500
                                                                    -----------
                                                                        100,500
                                                                    -----------
AUTOMOBILES AND AUTOMOTIVE PARTS: 3.23%
Numatics sr sub nts
9.625% 04/01/08                                           100,000       101,500
                                                                    -----------
                                                                        101,500
                                                                    -----------
BANKING, FINANCE AND INSURANCE: 8.21%
CNA Financial
6.25% 11/15/03                                             50,000        49,625
Chase Manhattan sub nts
7.25% 06/01/07                                             50,000        52,688
Continental 7.25% 03/01/03                                 50,000        51,375
Southern Investments
United Kingdom sr nts
6.375% 11/15/01                                            50,000        50,063
Summit Bancorp sub nts
8.625% 12/10/02                                            50,000        54,375
                                                                    -----------
                                                                        258,126
                                                                    -----------
BUILDINGS AND MATERIALS: 7.45%
Burke Industries unsec sr nts
10.00% 05/15/07                                           125,000       131,875
Henry 10.00% 04/15/08                                     100,000       102,250
                                                                    -----------
                                                                        234,125
                                                                    -----------
CHEMICALS: 6.36%
Octel Developments
10.00% 05/01/06                                           200,000       200,000
                                                                    -----------
                                                                        200,000
                                                                    -----------
INDUSTRIAL MACHINERY: 3.14%
Morris Materials
Handling sr nts
9.50% 04/01/08                                            100,000        98,500
                                                                    -----------
                                                                         98,500
                                                                    -----------
LEISURE, LODGING AND ENTERTAINMENT: 6.45%
United Artists
9.75% 04/15/08                                            200,000       202,750
                                                                    -----------
                                                                        202,750

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 33

                                                        PRINCIPAL   MARKET VALUE
                                                         AMOUNT*      (U.S.$)
                                                       ------------ ------------
METALS AND MINING: 6.49%
JTM Industries
10.00% 04/15/08                                          $200,000  $    204,000
                                                                    -----------
                                                                        204,000
                                                                    -----------
TRANSPORTATION AND SHIPPING: 3.37%
Chemical Leaman sr nts
10.375 06/15/05                                           100,000       106,000
                                                                    -----------
                                                                        106,000
                                                                    -----------
MISCELLANEOUS: 9.66%
Diamond Brand Operating
10.125% 04/15/08                                          200,000       202,500
Sony unsub nts
6.125% 03/04/03                                            50,000        50,063
Travelers Property Casualty nts
6.75% 04/15/01                                             50,000        50,938
                                                                    -----------
                                                                        303,501
                                                                    -----------
TOTAL CORPORATE BONDS
(cost $1,795,668)                                                     1,809,002
                                                                    ===========
FOREIGN BONDS: 13.78%
Australia: 1.11%
Queensland Treasury Global
8.00% 08/14/01                                          A$ 18,000        12,594
Queensland Treasury
Government Agency
8.00% 07/14/99                                             33,000        22,205
                                                                    -----------
                                                                         34,799
                                                                    -----------
CANADA: 1.48%
Government of Canada
4.25% 12/01/21                                          C$ 23,000        16,897
Government of Canada
7.25% 06/01/03                                             25,000        19,036
Government of Canada
10.25% 03/15/14                                            10,000        10,432
                                                                    -----------
                                                                         46,365
                                                                    -----------
DENMARK: 0.43%
Kingdom of Denmark
7.00% 12/15/04                                          Dk 83,000        13,376
                                                                    -----------
                                                                         13,376
                                                                    -----------
GERMANY: 3.46%
Bundesrepublik
Deutscheland
8.375% 05/21/01                                        Dem 85,000        52,506
Germany (Federal
Republic of)
6.00% 01/04/07                                             95,000        56,319
                                                                    -----------
                                                                        108,825
                                                                    -----------

                                                     PRINCIPAL      MARKET VALUE
                                                      AMOUNT*         (U.S.$)
                                                    ------------    ------------
ITALY: 0.60%
Italian Government 9.50%
02/01/01                                           Itl 30,000,000      $ 18,994
                                                                    -----------
                                                                         18,994
                                                                    -----------
JAPAN: 2.09%
International Bank
Reconstruction
& Development
4.50% 06/20/00                                      Jpy 2,600,000        21,233
International Bank of
Reconstruction
& Development
5.25% 03/20/02                                          2,000,000        17,557
Kingdom of Spain 5.75%
03/23/02                                                3,000,000        26,745
                                                                    -----------
                                                                         65,535
                                                                    -----------
NETHERLANDS: 1.61%
Netherland Government
7.50% 01/15/23                                         Nlg 30,000        18,747
Netherland Government
9.00% 05/15/00                                             59,000        31,836
                                                                    -----------
                                                                         50,583
                                                                    -----------
NEW ZEALAND: 0.92%
Government of
New Zealand
8.00% 04/15/04                                         NZ$ 50,000        28,837
                                                                    -----------
                                                                         28,837
                                                                    -----------
SPAIN: 0.57%
Spanish Government
0.00% 01/31/08                                        Esp 860,000         6,002
Spanish Government
5.25% 01/31/03                                          1,800,000        12,067
                                                                    -----------
                                                                         18,069
                                                                    -----------
SWEDEN: 0.42%
Swedish Government
5.50% 04/12/02                                         Sk 100,000        13,236
                                                                    -----------
                                                                         13,236
                                                                    -----------
UNITED KINGDOM: 1.09%
UK Treasury
8.00% 12/07/00                                          Gbp 7,000        12,161
UK Treasury
8.50% 12/07/05                                             11,500        22,245
                                                                    -----------
                                                                         34,406
                                                                    -----------
TOTAL FOREIGN BONDS
(cost $436,059)                                                         433,025
                                                                    ===========

34  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                        PRINCIPAL   MARKET VALUE
                                                         AMOUNT*      (U.S.$)
                                                       ------------ ------------
ASSET-BACKED SECURITES: 8.05%
Chase Manhattan RV
Owner Trust
Series 97-A A9
6.32% 12/15/08                                            $50,000     $  50,325
CIT RV Trust
Series 97-A A5
6.25% 11/17/08                                             50,000        50,230
Citibank Credit Card
Master Trust
5.75% 01/15/03                                             50,000        49,750
MetLife Capital Equipment
Loan Trust
Series 97-A A
6.85% 05/20/08                                             50,000        51,440
The Money Store Home
Equity Trust
7.235% 04/15/27                                            50,000        51,338
                                                                    -----------
TOTAL ASSET-BACKED SECURITES
(cost $253,135)                                                         253,083
                                                                    ===========
COLLATERALIZED MORTGAGE
    OBLIGATIONS: 4.16%
Asset Securitization
Series 97-D5 A2
6.3206% 02/14/41                                           50,000        50,531
LB Commercial Conduit
Mortgage Trust
Series 98-C1 C 6.68%
09/18/08                                                   30,000        29,747
Residential Accredit Loans
Series 97-QS4 A3
7.25% 05/25/27                                             50,000        50,453
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $132,141)                                                         130,731
                                                                    ===========
AGENCY MORTGAGE-BACKED
    SECURITIES: 24.13%
Government National
Mortgage Association
6.50% 01/15/28                                            567,802       563,011
Government National
Mortgage Association
9.00% 07/15/21                                            179,633       195,294
                                                                    -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(cost $756,410)                                                         758,305
                                                                    ===========
U.S. TREASURY OBLIGATIONS: 4.72 %
U.S. Treasury Note
6.25% 02/15/03                                            145,000       148,529
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
(cost $148,025)                                                         148,529
                                                                    ===========

TOTAL MARKET VALUE OF SECURITIES: 112.40%
(cost $3,521,438)                                                    $3,532,675
                                                                    ===========
LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS: (12.40%)                                         (389,798)
                                                                    ===========
NET ASSETS APPLICABLE TO
    352,942 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT
    TO $8.90 PER SHARE: 100.00%                                      $3,142,877
                                                                    ===========
COMPONENTS OF NET ASSETS
    AT APRIL 30, 1998:
Common stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                               $3,000,008
Undistributed net investment income**                                    72,604
Accumulated net realized gain on
    investments                                                          59,048
Net unrealized apppreciation on
    investments and foreign currencies                                   11,217
                                                                    -----------
TOTAL NET ASSETS                                                     $3,142,877
                                                                    ===========

* Principal amount is stated in the currency in which each bond is denominated.

A$ = Australian Dollars
C$ = Canadian Dollars
Dem = German Deutsche Marks
Dk = Danish Kroner
Esp = Spanish Pesetas
Gbp = British Pounds
Itl = Italian Lire
Jpy = Japanese Yen
Nlg = Dutch Guilders
NZ$ = New Zealand Dollars
Sk = Swedish Kroner
$ = U.S. Dollars

** Accumulated net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

nts = notes
sr = senior
sub = subordinated
unsec = unsecured
unsub = unsubordinated

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 35

DELAWARE POOLED TRUST, INC.: THE GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)

                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------
COMMON STOCK: 98.42%
AUSTRALIA: 7.52%
Amcor Limited                                              11,300     $  51,062
CSR Limited                                                20,000        63,645
Foster's Brewing Group                                     32,500        70,497
National Australia Bank                                     3,900        55,216
Orica Limited                                                 624         4,616
                                                                    -----------
                                                                        245,036
                                                                    -----------
BELGIUM: 2.85%
Electrabel                                                    350        92,860
                                                                    -----------
                                                                         92,860
                                                                    -----------
FRANCE: 6.08%
Alcatel Alsthom                                               210        38,912
Compagnie de Saint Gobain                                     250        41,628
Elf Aquitaine                                                 500        65,558
Societe Generale                                              250        52,015
                                                                    -----------
                                                                        198,113
                                                                    -----------
GERMANY: 8.45%
Bayer                                                       1,700        75,725
Bayerische Vereinsbank                                        900        67,150
Rheinisch Westfaelisches Elek                               1,150        58,781
Siemens                                                     1,250        73,533
                                                                    -----------
                                                                        275,189
                                                                    -----------
HONG KONG: 1.69%
Hong Kong Electric                                          8,500        26,107
Wharf Holdings                                             18,000        28,806
                                                                    -----------
                                                                         54,913
                                                                    -----------
JAPAN: 3.19%
Canon Electronics                                           1,000        23,573
Eisai Limited                                               1,000        14,308
Koito Manufacturing                                         6,000        30,728
West Japan Railway                                             10        35,396
                                                                    -----------
                                                                        104,005
                                                                    -----------

                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------

MALAYSIA: 0.81%
 Sime Darby Berhad                                         30,000      $ 26,524
                                                                    -----------
                                                                         26,524
                                                                    -----------
NETHERLANDS: 1.37%
 Royal Dutch Petroleum                                        810        44,668
                                                                    -----------
                                                                         44,668
                                                                    -----------
NEW ZEALAND: 2.91%
 Carter Holt Harvey Limited                                17,500        23,161
*Telecom Corporation of
    New Zealand                                             3,161         8,454
 Telecom Corporation of
    New Zealand                                            13,300        62,970
                                                                    -----------
                                                                         94,585
                                                                    -----------
SINGAPORE: 1.14%
 Jardine Matheson Holdings
    Limited                                                 8,800        37,136
                                                                    -----------
                                                                         37,136
SPAIN: 2.54%
 Iberdrola S.A.                                             2,300        36,963
 Telefonica de Espana                                       1,100        45,890
                                                                    -----------
                                                                         82,853
UNITED KINGDOM: 23.15%
 Associated British Food                                    4,300        41,065
 Bass                                                       4,643        89,300
 Blue Circle Industry                                       9,800        58,309
 Boots                                                      6,100        93,759
 Cable & Wireless                                           8,200        94,287
 GKN                                                        3,600       103,983
 Glaxo Wellcome                                             3,600       101,874
 PowerGen                                                   6,800        92,633
 Taylor Woodrow                                            21,500        78,929
                                                                    -----------
                                                                        754,139
                                                                    -----------
36  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------
UNITED STATES: 36.72%
 American Home Products                                       700   $    65,187
 AON                                                          800        51,600
 Atlantic Richfield                                           600        46,800
 Bankers Trust New York                                       500        64,563
 Bausch & Lomb                                              1,000        49,437
 Baxter International                                         900        49,893
 Browning Ferris                                            1,500        51,187
 ConAgra                                                    1,400        40,863
 First Union                                                  972        58,685
 General Motors                                               700        47,162
 GTE                                                        1,000        58,437
 Hercules                                                   1,000        47,813
 May Department Stores                                      1,000        61,687
 McGraw-Hill                                                  800        61,950
 Mellon Bank                                                  800        57,600
 National City                                              1,000        69,250
 Philip Morris                                              1,400        52,237
 Pitney Bowes                                               1,400        67,200
 St. Paul                                                     600        50,850
 Tenneco                                                    1,200        51,675
 Union Pacific                                                900        49,275
 USX-Marathon Group                                         1,200        42,975
                                                                    -----------
                                                                      1,196,326
                                                                    -----------
TOTAL COMMON STOCK
(cost $3,037,147)                                                     3,206,347
                                                                    ===========
RIGHTS: 0.03%
*Telefonica de Espana rights                                1,100           851
                                                                    -----------
TOTAL RIGHTS (cost $0)                                                      851
                                                                    ===========

                                                         PRINCIPAL
                                                           AMOUNT
                                                        -----------
REPURCHASE AGREEMENTS: 0.61%
 With Chase Manhattan
    5.48% 5/1/98 (dated
    4/30/98, collateralized
    by $7,000 U.S.
    Treasury Notes 6.625%
    due 6/30/01, market
    value $6,832)                                          $7,000   $     7,000
 With J.P. Morgan Securities
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $7,000 U.S.
    Treasury Notes 6.375%
    due 4/30/99, market
    value $6,798)                                           7,000         7,000
                                                                    -----------

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                        -----------  ----------
WithPaineWebber
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $3,000 U.S.
    Treasury Notes 5.125%
    due 12/31/98, market
    value $3,417 and $3,000
    U.S. Treasury Notes
    6.75% due 6/30/99, market
    value $3,382)                                           6,000         6,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
(cost $20,000)                                                           20,000
                                                                    ===========
TOTAL MARKET VALUE OF SECURITIES: 99.06%
(cost $3,057,147)                                                   $ 3,227,198
                                                                    ===========
RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES: 0.94%                                            30,488
                                                                    ===========
NET ASSETS APPLICABLE TO
    354,722 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT TO
    $9.18 PER SHARE: 100.00%                                        $ 3,257,686
                                                                    ===========
COMPONENTS OF NET ASSETS
    AT APRIL 30, 1998:
Common stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                               $3,024,628
Undistributed net investment income**                                    15,384
Accumulated net realized gain on
    investments                                                          47,819
Net unrealized appreciation on
    investments and foreign currencies                                  169,855
                                                                    -----------
TOTAL NET ASSETS                                                    $ 3,257,686
                                                                    ===========
* Non-income producing security.
** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 37

DELAWARE POOLED TRUST, INC.: THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)
                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------
COMMON STOCK: 95.31%
AUSTRALIA: 10.07%
 Amcor Limited                                          2,508,000   $11,333,334
 Brambles Industries                                      311,000     6,384,555
 CSR Limited                                            4,224,003    13,442,066
 Foster's Brewing Group                                 6,521,930    14,147,129
+National Australia Bank                                  989,017    14,002,512
 Orica Limited                                            158,243     1,160,284
                                                                    -----------
                                                                     60,469,880
                                                                    -----------
BELGIUM: 3.20%
+Electrabel                                                72,405    19,210,285
                                                                    -----------
                                                                     19,210,285
                                                                    -----------
FRANCE: 9.52%
 Alcatel Alsthom                                           77,009    14,269,221
 Campagnie de Saint Gobain                                 66,645    11,097,348
 Elf Aquitaine                                            105,295    13,806,025
+Societe Generale                                          86,411    17,978,658
                                                                    -----------
                                                                     57,151,252
                                                                    -----------
GERMANY: 9.61%
 Bayer                                                    234,000    10,423,453
 Bayerische Vereinsbank                                   157,800    11,773,824
+Continental                                              288,550     8,226,153
 Rheinisch Westfaelisches Elek                            251,500    12,855,425
 Siemens                                                  245,500    14,441,980
                                                                    -----------
                                                                     57,720,835
                                                                    -----------
HONG KONG: 2.93%
 Hong Kong Electric                                     3,170,000     9,736,852
 Wharf Holdings                                         4,889,000     7,823,914
                                                                    -----------
                                                                     17,560,766
                                                                    -----------
JAPAN: 13.10%
 Amano                                                    331,000     3,011,355
 Canon Electronics                                        536,000    12,635,027
+Chiyoda Fire and Marine                                  535,000     2,083,106
 Eisai Limited                                            703,500    10,066,645
 Hitachi Limited                                        1,867,000    13,343,741
+Kinki Coca-Cola Bottling                                  75,000       881,156
 Koito Manufacturing                                      630,000     3,226,388
 Matsushita Electric                                      940,000    15,008,275
 Nichido Fire & Marine                                    757,000     4,042,120
 West Japan Railway                                         4,045    14,318,036
                                                                    -----------
                                                                     78,615,849
                                                                    -----------

                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------
MALAYSIA: 0.60%
 Sime Darby Berhad                                      4,100,000   $ 3,624,916
                                                                    -----------
                                                                      3,624,916
                                                                    -----------
NETHERLANDS: 6.25%
+Elsevier                                                 920,000    13,878,035
 Koninklijke Van Ommeren                                  242,000    10,412,978
+Royal Dutch Petroleum                                    239,900    13,229,561
                                                                    -----------
                                                                     37,520,574
                                                                    -----------
NEW ZEALAND: 3.62%
 Carter Holt Harvey Limited                             4,368,400     5,781,414
+Telecom Corporation of
    New Zealand                                         3,340,000    15,813,439
 Telecom Corporation of
    New Zealand IR                                         51,670       138,197
                                                                    -----------
                                                                     21,733,050
                                                                    -----------
SINGAPORE: 0.62%
 Jardine Matheson Holdings
    Limited                                               876,278     3,697,893
                                                                    -----------
                                                                      3,697,893
                                                                    -----------
SPAIN: 6.33%
 Acerinox                                                  22,822     3,697,629
+Banco Central
    Hispanoamericano                                      387,506    12,887,220
 Iberdrola                                                517,000     8,308,629
 Telefonica de Espana                                     314,350    13,114,245
                                                                    -----------
                                                                     38,007,723
                                                                    -----------
UNITED KINGDOM: 29.46%
 Bass                                                   1,017,857    19,577,210
 BG                                                     1,378,206     7,341,582
 Blue Circle Industries                                 2,179,970    12,970,644
 Boots                                                  1,063,100    16,340,139
 British Airways                                        1,367,550    14,363,786
 Cable & Wireless                                       1,557,240    17,905,827
 Centrica                                                 961,300     1,664,046
 GKN                                                      575,750    16,630,006
 Glaxo Wellcome                                           618,711    17,508,717
 Great Universal Stores                                 1,349,300    20,592,426
 Powergen                                               1,145,000    15,597,777
 Rio Tinto                                              1,140,000    16,378,123
                                                                    -----------
                                                                    176,870,283
                                                                    -----------
TOTAL COMMON STOCK
(cost $470,567,824)                                                 572,183,306
                                                                    ===========
38  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------
WARRANTS: 0.00%
INDONESIA: 0.00%
*PT Bank Dagang Nasional
 2/14/00                                                1,908,437    $    7,068
                                                                    -----------
TOTAL WARRANTS
(cost $0)                                                                 7,068
                                                                    ===========
RIGHTS: 0.04%
SPAIN: 0.04%
*Telefonica De Espana                                     314,350       243,315
                                                                    -----------
TOTAL RIGHTS
(cost $0)                                                               243,315
                                                                    ===========

                                                        PRINCIPAL
                                                         AMOUNT
                                                        ----------
REPURCHASE AGREEMENTS: 4.15%
 With Chase Manhattan
    5.48% 05/01/98 (dated
    04/30/98, collateralized
    by $8,125,000 U.S.
    Treasury Notes 6.625%
    due 06/30/01, market
    value $8,521,960)                                  $8,344,000     8,344,000
 With JP Morgan Securities
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $8,415,000 U.S.
    Treasury Notes 6.375%
    due 04/30/99, market
    value $8,479,451)                                   8,302,000     8,302,000
 With PaineWebber
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $4,200,000 U.S.
    Treasury Notes 5.125%
    due 12/31/98, market
    value $4,261,712 and
    $4,074,000 U.S.
    Treasury Notes 6.75%
    due 06/30/99, market
    value $4,218,049)                                   8,301,000     8,301,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
(cost $24,947,000)                                                   24,947,000
                                                                    ===========

TOTAL MARKET VALUE OF SECURITIES: 99.50%
(cost $495,514,824)                                                $597,380,689
                                                                   ============
RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES: 0.50%                                         2,981,761
                                                                   ============
NET ASSETS APPLICABLE TO
    35,529,753 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT
    TO $16.90 PER SHARE: 100.00%                                   $600,362,450
                                                                   ============
COMPONENTS OF NET ASSETS
    AT APRIL 30, 1998:
Common stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                             $507,318,243
Undistributed net investment income**                                 1,784,621
Accumulated net realized loss on
    investments                                                     (10,567,256)
Net unrealized appreciation on
    investments and foreign currencies                              101,826,842
                                                                   ------------
TOTAL NET ASSETS                                                   $600,362,450
                                                                   ============
* Non-income producing security.

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

+ Security is partially or fully on loan.

ADR = American Depository Receipt
GDR = Global Depository Receipt

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 39

DELAWARE POOLED TRUST, INC.: THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)
                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------
COMMON STOCK: 96.63%
AUSTRALIA: 11.14%
Amcor Limited                                             445,000  $  2,010,899
Brambles Industries                                        37,200       763,683
CSR Limited                                               690,000     2,195,790
Foster's Brewing Group                                    801,572     1,738,740
National Australia Bank                                   144,072     2,039,773
National Foods                                            350,334       625,692
Orica Limited                                              22,114       162,146
                                                                   ------------
                                                                      9,536,723
                                                                   ------------
BELGIUM: 2.29%
Electrabel                                                  7,400     1,963,347
                                                                   ------------
                                                                      1,963,347
                                                                   ------------
GERMANY: 10.35%
Bayer                                                      58,650     2,612,545
Bayerische Vereinsbank                                     22,300     1,663,855
Continental                                                28,300       806,793
Rheinisch Westfaelisches Elek                              30,900     1,579,454
Siemens                                                    37,450     2,203,064
                                                                   ------------
                                                                      8,865,711
                                                                   ------------
FRANCE: 11.04%
Alcatel Alsthom                                            17,526     3,247,443
Elf Aquitaine                                              20,099     2,635,332
Societe Generale                                           17,159     3,570,099
                                                                   ------------
                                                                      9,452,874
                                                                   ------------
JAPAN: 13.04%
Canon                                                      99,000     2,333,709
Eisai Co. Limited                                         130,000     1,860,219
Kinki Coca-Cola Bottling Y50                               23,000       270,221
Koito Manufacturing                                       157,000       804,036
Matsushita Elecric Industrial                             162,000     2,586,533
Nichido Fire & Marine                                     118,000       630,079
West Japan Railway                                            610     2,159,209
Yokohama Reito                                             67,000       519,227
                                                                   ------------
                                                                     11,163,233
                                                                   ------------
NETHERLANDS: 8.66%
Elsevier-CVA                                               85,900     1,295,786
ING Groep N.V.                                             43,000     2,792,374
Koninklijke Van Ommeren                                    17,000       731,490
Royal Dutch Petroleum                                      43,360     2,391,137
Unilever NV-CVA                                             2,880       204,829
                                                                   ------------
                                                                      7,415,616
                                                                   ------------

NEW ZEALAND: 3.87%
 Carter Holt Harvey Limited                               952,000  $  1,259,936
 Telecom Corporation of
    New Zealand IR                                         43,285       115,771
 Telecom Corporation of
    New Zealand                                           409,000     1,936,436
                                                                   ------------
                                                                      3,312,143
                                                                   ------------
SPAIN: 5.64%
 Acerinox SAR                                               4,135       669,954
 Banco Central
    Hispanoamericano                                       76,233     2,535,271
 Iberdrola                                                101,000     1,623,156
                                                                   ------------
                                                                      4,828,381
                                                                   ------------
UNITED KINGDOM: 30.60%
 Associated British Food                                  237,000     2,263,344
 BG                                                       435,809     2,321,515
 Bass                                                     109,375     2,103,691
 Blue Circle Industry                                     346,884     2,063,933
 Boots                                                    136,100     2,091,894
 British Airways                                          236,744     2,486,591
*Centrica                                                  74,250       128,530
 GKN                                                      110,000     3,177,248
 Glaxo Wellcome                                            66,260     1,875,072
 Great Universal Stores                                   162,000     2,472,373
 PowerGen                                                 146,250     1,992,292
 Rio Tinto                                                145,950     2,096,831
 Taylor Woodrow                                           306,750     1,126,121
                                                                   ------------
                                                                     26,199,435
                                                                   ------------
TOTAL COMMON STOCK
(cost $68,517,477)                                                   82,737,463
                                                                   ============

40  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                        -----------  ----------
REPURCHASE AGREEMENTS: 2.63%
With Chase Manhattan
    5.48% 05/01/98 (dated
    04/30/98, collateralized
    by $734,000 U.S.
    Treasury Notes 6.625%
    due 06/30/01, market
    value $769,972)                                      $754,000  $    754,000
With J.P. Morgan Securities
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $760,000 U.S.
    Treasury Notes 6.375%
    due 04/30/99, market
    value $766,132)                                       750,000       750,000
With PaineWebber
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $379,000 U.S.
    Treasury Notes 5.125%
    due 12/31/98, market
    value $385,052 and
    $368,000 U.S.
    Treasury Notes 6.75%
    due 06/30/99, market
    value $381,107)                                       750,000       750,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(cost $2,254,000)                                                     2,254,000
                                                                   ============
TOTAL MARKET VALUE OF SECURITIES: 99.26%
(cost $70,771,477)                                                 $ 84,991,463
                                                                   ============
RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES: 0.74%                                           631,871
                                                                   ============
NET ASSETS APPLICABLE TO
    5,963,670 SHARES ($.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT
    TO $14.36 PER SHARE: 100.00%                                   $ 85,623,334
                                                                   ============
COMPONENTS OF NET ASSETS
    AT APRIL 30, 1998:
Common stock $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                             $ 71,190,126
Undistributed net investment income**                                   218,160
Accumulated net realized loss on
    investments                                                          (7,499)
Net unrealized appreciation of
    investments and foreign currencies                               14,222,547
                                                                   ------------
Total Net Assets                                                   $ 85,623,334
                                                                   ============
* Non-income producing security.
** Undistributed net investment income includes net realized gains(losses) on foreign currencies. Net realized gains(losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 41

DELAWARE POOLED TRUST, INC.: THE EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)

                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------

COMMON STOCK: 92.73%
ARGENTINA: 4.31%
 Central Puerto S.A. Class B                              160,000  $    497,662
 Transportadora de Gas
    del sur, S.A. Class B                                 225,000       531,066
 YPF Sociedad Anonima                                       2,800        97,116
 YPF Sociedad Anonima ADR                                  31,000     1,081,125
                                                                   ------------
                                                                      2,206,969
                                                                   ------------
BRAZIL: 13.57%
 Aracruz Celulose S.A. ADR                                 61,100       962,325
 Brasmotor S.A.-Preferred                               4,549,000       624,595
 Centrais Electricas de Santa
    Catrina S.A. GDR                                          620        71,537
 Centrais Electricas de Santa
    Catrina S.A. GDR                                        5,350       617,297
 Companhia Energetica de
    Minas Gerais S.A. GDR                                  20,100       947,916
 Companhia Paranaense de
    Energia Copel S.A. ADR                                 34,179       487,051
 Elvadores Atlas S.A.                                      26,800       419,537
 Metalurgica Gerdau                                    26,600,000     1,139,884
*Rossi Residential GDR                                     22,000       161,535
*Telecommunicacoes
    Brasileiras S.A. ADR                                   11,500     1,400,844
 Usinas Siderurgicas de
    Minas Gerais S.A. ADR                                  16,152       111,536
                                                                   ------------
                                                                      6,944,057
                                                                   ------------
CHILE: 4.66%
 Administradora de Fondos de
    Pensiones Provida S.A. ADR                             45,000       804,375
 Banco BHIF ADR                                            54,200       674,112
 Cia del Telecomunicaciones de
    Chile S.A. ADR                                          8,300       208,019
 Empresa Nacional Electricidad
    S.A. ADR                                               40,000       697,500
                                                                   ------------
                                                                      2,384,006
                                                                   ------------
CZECH REPUBLIC: 1.67%
 Komercni Banka I.F.                                       15,500       281,852
 Restitucni Investment Fund                                18,700       575,455
                                                                   ------------
                                                                        857,307
                                                                   ------------

                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------
EGYPT: 1.61%
 Paints and Chemical GDR                                   71,275   $   821,444
                                                                   ------------
                                                                        821,444
                                                                   ------------
ESTONIA: 0.88%
 Eesti Uhispank-GDR                                        33,190       451,384
                                                                   ------------
                                                                        451,384
                                                                   ------------
GREECE: 2.14%
 Attica Enterprises S.A.                                   32,500       542,872
 Hellenic Bottling
    Company S.A.                                           14,900       554,661
                                                                   ------------
                                                                      1,097,533
                                                                   ------------
HONG KONG: 6.86%
*First Tractor                                          1,606,000       896,425
 Guangdong Kelon Electric
    Holding                                               796,000       816,700
 Guangshen Railway                                      3,650,000       683,035
*Shenzhen Expressway                                    4,074,000     1,117,281
                                                                   ------------
                                                                      3,513,441
                                                                   ------------
INDIA: 8.33%
 Gujarat Ambuja
    Cement GDR                                             13,100        97,923
 Gujarat Ambuja
    Cement GDR                                             24,000       179,400
 India Fund, (The)                                        118,000       973,500
 Larsen & Toubro GDR                                       74,500       966,638
 Mahanagar Telecom
    Nigam-GDR                                              24,000       387,000
 Tata Engineering &
    Locomotive Limited GDR                                122,500       891,188
 Videsh Sanchar Nigam
    Limited GDR                                            62,600       766,850
                                                                   ------------
                                                                      4,262,499
                                                                   ------------
INDONESIA: 0.20%
 PT Bank Dagang National                                  570,000        10,556
 PT Semen Gresik                                          122,000        81,335
 PT United Tractors                                        69,000        10,648
                                                                   ------------
                                                                        102,539
                                                                   ------------

42  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------
ISRAEL: 3.66%
 Bank Hapoalim                                            377,800   $ 1,012,538
 Israel Chemicals Limited                                 717,000       863,086
                                                                   ------------
                                                                      1,875,624
                                                                   ------------
MALAYSIA: 8.13%
 Leader Universal Holdings                              1,700,000       546,551
 Petronas Dagangan Berhad                               1,021,000     1,165,294
 Public Finance Berhad                                     95,000        35,633
 Resorts World Berhad                                     547,000     1,055,164
 Rothmans of Pall Mall
    Berhad                                                 82,000       675,553
 Sime Darby Berhad                                        771,000       681,661
                                                                   ------------
                                                                      4,159,856
                                                                   ------------
MEXICO: 5.70%
 ALFA, S.A. de C.V. Class A                               108,000       586,431
 Cemex S.A. de C.V. Class B                               186,000     1,104,170
 Grupo Minsa ADR                                            5,900        34,663
 Grupo Minsa S.A. Class C                                 506,054       321,872
 Vitro S.A. ADR                                            78,000       872,625
                                                                   ------------
                                                                      2,919,761
                                                                   ------------
PERU: 2.80%
 Banco de Credito del Peru                                232,798       235,391
 Creditcorp Limited                                        36,740       615,395
 Telefonica del Peru, S.A. ADR                             26,300       581,888
                                                                   ------------
                                                                      1,432,674
                                                                   ------------
POLAND: 1.84%
 Elektrim Spolka Akcyjna                                   66,000       942,441
                                                                   ------------
                                                                        942,441
                                                                   ------------
RUSSIA: 3.54%
 Gazprom ADR                                               11,000       202,813
*Gazprom ADR Reg. S                                         8,200       151,290
 Lukoil Holding ADR                                        11,620       768,198
 Mosenergo ADR                                             16,000       567,360
 Mosenergo ADR Reg. S                                       3,400       120,564
                                                                   ------------
                                                                      1,810,225
                                                                   ------------
SLOVENIA: 0.15%
 Blagovno Trgovinski
    Center GDR                                              3,460        21,625
*SKB Banka GDR                                              3,600        54,540
                                                                   ------------
                                                                         76,165
                                                                   ------------

                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------
SOUTH AFRICA: 10.42%
 Amalgamated Banks of
    South Africa                                           60,000  $    519,236
 Anglo American Corporation
    of South Africa Limited                                22,000     1,301,157
 Edgars Stores Limited                                     17,298       302,813
 Ingwe Coal Limited                                       123,000       440,372
 Iscor Limited                                          3,081,800       993,637
 Sappi Limited                                            132,400       769,965
 Sasol Limited                                             99,600     1,004,767
                                                                   ------------
                                                                      5,331,947
                                                                   ------------
SOUTH KOREA: 1.22%
 Pohang Iron & Steel                                        8,380       447,057
 Pohang Iron & Steel ADR                                   10,000       178,125
                                                                   ------------
                                                                        625,182
                                                                   ------------
TAIWAN: 3.08%
*Asia Cement GDR                                           74,100       787,313
 Yageo GDR                                                 33,100       401,503
*Yageo GDR                                                 32,000       388,160
                                                                   ------------
                                                                      1,576,976
                                                                   ------------
THAILAND: 5.23%
 Hana Microelectronics
    Public Co. Limited                                    268,000     1,174,890
 K.R. Precision (Foreign)                                 127,000       336,031
 K.R. Precision                                            99,000       259,377
 Ruang Khao 2 Fund                                      5,394,000       797,556
 Thai Reinsurance Public
    Co. Limited                                            49,500       111,712
                                                                   ------------
                                                                      2,679,566
                                                                   ------------
TURKEY: 2.73%
 Efes Sinai Yatirim Holdings                            1,700,000       326,400
 Efes Sinai Yatirim
    Holdings-ADR                                           16,880       310,170
 Netas-Northern Eleckrik
    Telekomunikayson A.S.                               2,045,500       760,926
                                                                   ------------
                                                                      1,397,496
                                                                   ------------
TOTAL COMMON STOCK
(cost $48,395,500)                                                   47,469,092
                                                                   ============
RIGHTS: 0.06%
GREECE: 0.06%
*Attica Enterprises                                        32,500        29,780
                                                                   ------------
TOTAL RIGHTS
(cost $0)                                                                29,780
                                                                   ============

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 43

                                                         NUMBER OF  MARKET VALUE
                                                         OF SHARES    (U.S.$)
                                                        ----------- ------------
WARRANTS: 0.00%
HONG KONG: 0.00%
*Guangdong Investment 7/99                                  9,200  $        356
                                                                   ------------
TOTAL WARRANTS
(cost $0)                                                                   356
                                                                   ============
                                                         PRINCIPAL
                                                           AMOUNT
                                                        -----------
REPURCHASE AGREEMENTS: 7.46%
 With Chase Manhattan
    5.48% 05/1/98 (dated
    04/30/98, collateralized
    by $1,244,000 U.S.
    Treasury Notes 6.625%
    due 06/30/01, market
    value $1,304,922)                                  $1,278,000     1,278,000
 With JP Morgan Securities
    5.50% 05/01/98 (dated
    04/30/97, collateralized
    by $1,289,000 U.S.
    Treasury Notes 6.375%
    due 04/30/99, market
    value $1,298,413)                                   1,271,000     1,271,000
 With PaineWebber
    5.50% 05/01/98 (dated
    04/30/98, collateralized
    by $643,000 U.S.
    Treasury Notes 5.125%
    due 12/31/98, market
    value $652,573 and
    $624,000 U.S.
    Treasury Notes 6.75%
    due 06/30/99, market
    value $645,887)                                     1,271,000     1,271,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(cost $3,820,000)                                                     3,820,000
                                                                   ============
TOTAL MARKET VALUE OF SECURITIES: 100.25%
(cost $52,215,500)                                                 $ 51,319,228
                                                                   ============
LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS: (0.25%)                                          (128,158)
                                                                   ============
NET ASSETS APPLICABLE TO
    5,404,155 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT
    TO $9.47 PER SHARE: 100.00%                                    $ 51,191,070
                                                                   ============
COMPONENTS OF NET ASSETS
    AT APRIL 30, 1998:
 Common stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                             $ 51,863,834
 Undistributed net investment income**                                  217,730
 Accumulated net realized gain on
    investments                                                           5,795
 Net unrealized depreciation on
    investments and foreign currencies                                 (896,289)
                                                                   ------------
TOTAL NET ASSETS                                                   $ 51,191,070
                                                                   ============
* Non-income producing security.

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

ADR = American Depository Receipt

GDR = Global Depository Receipt

See accompanying notes

44  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

DELAWARE POOLED TRUST INC.: THE GLOBAL FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)

                                                      PRINCIPAL    MARKET VALUE
                                                        AMOUNT*      (U.S.$)
                                                     -----------   ------------
BONDS: 93.45%
AUSTRALIA: 6.97%
New South Wales
Treasury
7.00% 2/1/00                                        A$ 20,000,000  $ 13,389,581
New South Wales
Treasury
8.00% 12/1/01                                           7,000,000     4,911,433
Queensland Treasury
8.00% 7/14/99                                          10,000,000     6,728,757
Queensland Treasury
8.00% 8/14/01                                          17,500,000    12,244,600
                                                                   ------------
                                                                     37,274,371
                                                                   ------------
CANADA: 8.00%
Government of Canada
4.75% 9/15/99                                       C$ 45,000,000    31,388,856
Government of Canada
10.25% 3/15/14                                          6,000,000     6,259,074
KFW International Finance
6.50% 12/28/01                                          7,000,000     5,040,611
                                                                   ------------
                                                                     42,688,541
                                                                   ------------
DENMARK: 1.70%
Kingdom of Denmark
7.00% 12/15/04                                      Dk 10,000,000     1,611,625
Kingdom of Denmark
8.00% 11/15/01                                         46,500,000     7,473,014
                                                                   ------------
                                                                      9,084,639
                                                                   ------------
GERMANY: 17.72%
Baden Wurt
L-Finance NV
5.25% 9/26/01                                      Dem 15,000,000     8,513,948
Baden Wurt
L-Finance NV
6.625% 8/20/03                                         33,000,000    19,810,198
Bundesrepublik
Deutscheland
5.75% 8/22/00                                          28,000,000    16,075,503
Bundesrepublik
Deutschland
6.25% 1/4/24                                           10,000,000     6,069,211
Bundesrepublik
Deutschland
6.50% 7/15/03                                          14,000,000     8,413,486
Bundesrepublik
Deutschland
6.50% 10/14/05                                         25,000,000    15,218,965

                                                      PRINCIPAL    MARKET VALUE
                                                        AMOUNT*      (U.S.$)
                                                     -----------   ------------
Bundesrepublik
Deutschland
6.50% 7/4/27                                       Dem 13,000,000 $   8,157,799
Bundesrepublik
Deutscheland
8.375% 5/21/01                                          7,000,000     4,324,062
International Bank
Reconstruction
& Development
6.125% 9/27/02                                          8,000,000     4,696,679
Republic of Finland
5.50% 2/9/01                                            6,000,000     3,434,812
                                                                   ------------
                                                                     94,714,663
                                                                   ------------
JAPAN: 10.32%
European Investment
Bank
5.875% 11/26/99                                   Jpy 400,000,000     3,264,797
European Investment
Bank
6.625% 3/15/00                                      1,000,000,000     8,387,930
Federal National
Mortgage Association
2.00% 12/20/99                                        350,000,000     2,700,188
International Bank
Reconstruction &
Development
4.50% 6/20/00                                         870,000,000     7,105,028
International Bank
Reconstruction &
Development
5.25% 3/20/02                                       1,000,000,000     8,778,613
Japan Development
Bank
6.50% 9/20/01                                         400,000,000     3,579,227
Kingdom of Belgium
5.00% 12/17/99                                        250,000,000     2,019,316
Kingdom of Spain
5.75% 3/23/02                                         360,000,000     3,209,442
Republic of Austria
5.00% 1/22/01                                         400,000,000     3,362,703
Republic of Italy
3.50% 6/20/01                                       1,560,000,000    12,740,051
                                                                   ------------
                                                                     55,147,295
                                                                   ------------

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 45

                                                      PRINCIPAL    MARKET VALUE
                                                        AMOUNT*      (U.S.$)
                                                     -----------   ------------
NETHERLANDS: 9.18%
Netherlands Government
7.50% 1/15/23                                      Nlg 11,000,000  $  6,873,980
Netherlands Government
8.25% 9/15/07                                          39,500,000    24,107,523
Netherlands Government
9.00% 5/15/00                                          33,500,000    18,076,314
                                                                   ------------
                                                                     49,057,817
                                                                   ------------
NEW ZEALAND: 6.33%
Government of
New Zealand
8.00% 2/15/01                                       NZ$ 6,500,000     3,639,688
Government of
New Zealand
8.00% 4/15/04                                          33,000,000    19,032,111
Government of
New Zealand
8.00% 11/15/06                                         12,000,000     7,101,511
International Bank
Reconstruction &
Development
7.00% 9/18/00                                           7,500,000     4,059,680
                                                                   ------------
                                                                     33,832,990
                                                                   ------------
SPAIN: 2.53%
Spanish Government
5.00% 1/31/01                                   Esp 1,300,000,000     8,636,540
Spanish Government
6.00% 1/31/08                                         700,000,000     4,885,079
                                                                   ------------
                                                                     13,521,619
                                                                   ------------
SWEDEN: 2.55%
Nordic Investment Bank
10.25% 1/7/99                                        Sk 8,000,000     1,068,925
Swedish Government
9.00% 4/20/09                                          28,000,000     4,666,498
Swedish Government
10.25% 5/5/03                                          30,000,000     4,730,264
Swedish Government
13.00% 6/15/01                                         20,000,000     3,162,934
                                                                   ------------
                                                                     13,628,621
                                                                   ------------
UNITED KINGDOM: 5.85%
Abbey National Treasury
8.00% 4/2/03                                        Gbp 2,500,000     4,424,285
Anglian Water
12.00% 1/7/14                                             800,000     2,031,251
Barclays Bank
6.50% 2/16/04                                           3,500,000     5,893,995
Glaxo Wellcome
8.75% 12/01/05                                          2,500,000     4,735,266

                                                      PRINCIPAL    MARKET VALUE
                                                        AMOUNT*      (U.S.$)
                                                     -----------   ------------
Southern Electric
10.25% 3/27/02                                      Gbp 1,000,000     1,862,747
Tesco
8.75% 2/20/03                                           1,750,000     3,168,342
UK Treasury
8.00% 6/10/03                                           1,300,000     2,361,100
UK Treasury
8.00% 12/07/15                                          1,200,000     2,489,934
Vodafone Group
7.875% 11/6/01                                          2,500,000     4,309,301
                                                                   ------------
                                                                     31,276,221
                                                                   ------------
United States: 22.30%
Baden Wurt L-Finance NV
5.75% 2/25/08                                          $4,000,000     3,890,800
Caisse D'Amort Dette
6.50% 3/11/02                                           8,000,000     8,115,000
Interamerican Development
Bank
6.375% 10/22/07                                         7,000,000     7,122,500
J. Sainsbury
6.25% 3/27/02                                           1,600,000     1,597,000
Korea Electric Power
6.375% 12/01/03                                         3,600,000     3,118,500
Matsushita Electric
7.25% 8/01/02                                           7,200,000     7,452,000
Republic of Finland
7.875% 7/28/04                                          8,200,000     8,958,500
U.S. Treasury Bill
5.75% 9/30/99                                           2,000,000     2,005,240
U.S. Treasury Inflation
Index Note
3.375% 1/15/07                                         11,729,655    11,359,349
U.S. Treasury Inflation
Index Note
3.625% 1/15/02                                          5,001,400     4,943,533
U.S. Treasury Inflation
Index Note
3.625% 7/15/02                                         10,090,200     9,976,685
U.S. Treasury Note
6.125% 7/31/00                                         25,000,000    25,276,250
U.S. Treasury Note
6.25% 2/15/07                                           5,000,000     5,170,050
U.S. Treasury Note
6.375% 8/15/27                                         15,000,000    15,834,149
U.S. Treasury Note
7.50% 11/15/01                                          2,000,000     2,117,760
U.S. Treasury Note
7.875% 11/15/04                                         2,000,000     2,231,140
                                                                   ------------
                                                                    119,168,456
                                                                   ------------
TOTAL BONDS
(cost $509,700,858)                                                 499,395,233
                                                                   ============

46  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                      PRINCIPAL    MARKET VALUE
                                                        AMOUNT*      (U.S.$)
                                                     -----------   ------------
Repurchase Agreements: 4.09%
With Chase Manhattan
    5.48% 5/1/98 (dated
    4/30/98, collateralized
    by $7,124,000 U.S.
    Treasury Notes 6.625%
    due 6/30/01, market
    value $7,471,532)                                  $7,316,000  $  7,316,000
With J.P. Morgan Securities
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $7,378,000 U.S.
    Treasury Notes 6.375%
    due 4/30/99, market
    value $7,434,263)                                   7,278,000     7,278,000
With PaineWebber
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $3,572,000 U.S.
    Treasury Notes 6.75%
    due 6/30/99, market
    value $3,698,127 and
    $3,682,000 U.S.
    Treasury Notes 5.125%
    due 12/31/98, market
    value $3,736,407)                                   7,278,000     7,278,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(cost $21,872,000)                                                   21,872,000
                                                                   ============
TOTAL MARKET VALUE OF SECURITIES: 97.54%
(Cost $531,572,858)                                                $521,267,233
                                                                   ============
RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES: 2.46%                                        13,150,938
                                                                   ============
NET ASSETS APPLICABLE TO
    50,488,733 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT TO
    $10.58 PER SHARE: 100.00%                                      $534,418,171
                                                                   ============
COMPONENTS OF NET ASSETS AT APRIL 30, 1998:
Common Stock, $0.01 par value,
    2,000,000,000 shares  authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                             $540,943,531
Undistributed net investment income **                                4,177,646
Accumulated net realized loss on
    investments                                                        (361,539)
Net unrealized depreciation of
    investments and foreign currencies                              (10,341,467)
                                                                   ------------
TOTAL NET ASSETS                                                   $534,418,171
                                                                   ============

* Principal amount is stated in the currency in which each security is denominated:

A$ = Australian Dollars
C$ = Canadian Dollars
Dem = German Deutsche Marks
Dk = Danish Kroner
Esp = Spanish Pesetas
Gbp = British Pounds
Jpy = Japanese Yen
Nlg = Dutch Guilders
NZ$ = New Zealand Dollars
Sk = Swedish Kroner
$ = U.S. Dollar
** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 47

DELAWARE POOLED TRUST, INC.: THE INTERNATIONAL FIXED INCOME PORTFOLIO STATEMENT OF NET ASSETS
APRIL 30, 1998
(Unaudited)

                                                      PRINCIPAL    MARKET VALUE
                                                        AMOUNT*      (U.S.$)
                                                     -----------   ------------
BONDS: 95.29%
AUSTRALIA: 7.23%
Federal National
Mortgage Association
5.75% 9/5/05                                         A$ 2,500,000    $1,641,323
New South Wales Treasury
7.00% 02/01/00                                            700,000       468,635
Queensland Treasury
8.00% 08/14/01                                          1,750,000     1,224,460
                                                                   ------------
                                                                      3,334,418
                                                                   ------------
CANADA: 9.21%
Abbey National
Treasury Service
6.75% 2/25/04                                          C$ 900,000       660,262
CHUBU Electric Power
7.375% 3/30/01                                            700,000       510,786
General Electric
Capital of Canada
7.125% 02/12/04                                           900,000       671,659
Government of Canada
7.50% 12/01/03                                          1,000,000       774,358
Government of Canada
8.75% 12/01/05                                            950,000       804,996
Government of Canada
10.25% 3/15/14                                            300,000       312,954
Ontario Hydro
10.875% 3/29/99                                           700,000       512,926
                                                                   ------------
                                                                      4,247,941
                                                                   ------------
DENMARK: 2.96%
Kingdom of Denmark
7.00% 12/15/04                                       Dk 5,500,000       886,394
Kingdom of Denmark
8.00% 11/15/01                                          3,000,000       482,130
                                                                   ------------
                                                                      1,368,524
                                                                   ------------
GERMANY: 20.90%
Baden Wurt L-Finance NV
5.25% 9/26/03                                       Dem 2,000,000     1,135,193
Baden Wurt L-Finance NV
6.625% 8/20/03                                            900,000       540,278
Bayerische Vereinsbank
6.50% 6/6/05                                            1,900,000     1,145,745
Bundesrepublik Deutschland
6.50% 7/15/03                                           4,000,000     2,403,853
Bundesrepublik Deutschland
6.50% 7/4/27                                            1,200,000       753,028

                                                      PRINCIPAL    MARKET VALUE
                                                        AMOUNT*      (U.S.$)
                                                     -----------   ------------
Bundesrepublik Deutscheland
8.375% 5/21/01                                          2,000,000   $ 1,235,446
DSL Finance NV
6.00% 2/21/06                                           1,900,000     1,115,461
Republic of Finland
5.50% 2/9/01                                            2,300,000     1,316,678
                                                                   ------------
                                                                      9,645,682
                                                                   ------------
JAPAN: 14.53%
European Investment Bank
5.875% 11/26/99                                    Jpy 30,000,000       244,860
International Bank
Reconstruction &
Development
4.50% 6/20/00                                          90,000,000       735,003
International Bank
Reconstruction &
Development
5.25% 3/20/02                                         100,000,000       877,861
Japan Development Bank
5.00% 10/01/99                                        180,000,000     1,441,199
Japan Development Bank
6.50% 9/20/01                                          50,000,000       447,403
Kingdom of Belgium
5.00% 12/17/99                                        130,000,000     1,050,045
Kingdom of Spain
5.75% 3/23/02                                         140,000,000     1,248,116
Republic of Austria
5.00% 1/22/01                                          30,000,000       252,203
Republic of Italy
3.50% 6/20/01                                          50,000,000       408,335
                                                                   ------------
                                                                      6,705,025
                                                                   ------------
NETHERLANDS: 12.79%
Netherlands Government
7.50% 1/15/23                                       Nlg 1,600,000       999,852
Netherlands Government
8.25% 9/15/07                                           4,500,000     2,746,427
Netherlands Government
9.00% 5/15/00                                           4,000,000     2,158,366
                                                                   ------------
                                                                      5,904,645
                                                                   ------------

48  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

                                                      PRINCIPAL    MARKET VALUE
                                                        AMOUNT*      (U.S.$)
                                                     -----------   ------------
NEW ZEALAND: 6.69%
Government of
New Zealand
8.00% 04/15/04                                        NZ$ 500,000  $    295,896
Government of
New Zealand
8.00% 11/15/06                                            500,000       288,365
Government of
New Zealand
8.00% 11/15/06                                          2,450,000     1,449,892
Government of
New Zealand
10.00% 03/15/02                                         1,750,000     1,052,402
                                                                   ------------
                                                                      3,086,555
                                                                   ------------
SPAIN: 3.78%
Spanish Government
5.00% 1/31/01                                     Esp 210,000,000     1,395,133
Spanish Government
6.00% 1/31/08                                          50,000,000       348,934
                                                                   ------------
                                                                      1,744,067
                                                                   ------------
SWEDEN: 2.90%
Swedish Government
8.00% 8/15/07                                        Sk 4,500,000       691,931
Swedish Government
9.00% 4/20/09                                           1,500,000       249,991
Swedish Government
13.00% 6/15/01                                          2,500,000       395,367
                                                                   ------------
                                                                      1,337,289
                                                                   ------------
UNITED KINGDOM: 7.75%
Abbey National Treasury
8.00% 4/2/03                                          Gbp 450,000       796,371
Anglian Water
12.00% 1/7/14                                             100,000       253,906
Midland Bank
9.00% 11/23/05                                            400,000       749,280
SmithKline Beecham Notes
8.375% 12/29/00                                           150,000       259,969
Thames Water Utilities
10.50% 11/21/01                                           400,000       744,681
UK Treasury
8.50% 12/07/05                                            400,000       773,740
                                                                   ------------
                                                                      3,577,947
                                                                   ------------

                                                      PRINCIPAL    MARKET VALUE
                                                        AMOUNT*      (U.S.$)
                                                     -----------   ------------
UNITED STATES: 6.55%
U.S. Treasury Inflation
Index Note
3.375% 1/15/07                                           $917,973  $    888,993
U.S. Treasury Inflation
Index Note
3.625% 7/15/02                                            908,118       897,902
U.S. Treasury Inflation
Index Note
3.625% 1/15/08                                          1,251,558     1,237,077
                                                                   ------------
                                                                      3,023,972
                                                                   ------------
TOTAL BONDS
(cost $44,725,771)                                                   43,976,065
                                                                   ============
REPURCHASE AGREEMENTS: 2.26%
With Chase Manhattan
    5.48% 5/1/98 (dated
    4/30/98, collateralized
    by $339,000 U.S.
    Treasury Notes 6.625%
    due 6/30/01, market
    value $355,608)                                      $348,000       348,000
With J.P. Morgan Securities
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $351,000 U.S.
    Treasury Notes 6.375%
    due 4/30/99, market
    value $353,834)                                       346,000       346,000
With PaineWebber
    5.50% 5/1/98 (dated
    4/30/98, collateralized
    by $170,000 U.S.
    Treasury Notes 6.75%
    due 6/30/99, market
    value $176,013 and
    $175,000 U.S.
    Treasury Notes 5.125%
    due 12/31/98, market
    value $177,835)                                       347,000       347,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(cost $1,041,000)                                                     1,041,000
                                                                   ============

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 49

TOTAL MARKET VALUE OF SECURITIES: 97.55%
(Cost $45,766,771)                                                 $ 45,017,065
                                                                   ============
RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES: 2.45%                                         1,131,068
                                                                   ============
NET ASSETS APPLICABLE TO
    4,563,868 SHARES ($0.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT
    TO $10.11 PER SHARE: 100.00%                                    $46,148,133
                                                                   ============
COMPONENTS OF NET ASSETS AT APRIL 30, 1998:
Common Stock, $0.01 par value,
    2,000,000,000 shares authorized
    to the Fund with 50,000,000
    shares allocated to this Portfolio                              $46,276,048
Undistributed net investment income **                                  811,769
Accumulated net realized loss on
    investments                                                        (183,629)
Net unrealized depreciation of
    investments and foreign currencies                                 (756,055)
                                                                   ------------
TOTAL NET ASSETS                                                   $ 46,148,133
                                                                   ============

* Principal amount is stated in the currency in which each security is denominated:

A$ = Australian Dollars
C$ = Canadian Dollars
Dem = German Deutsche Marks
Dk = Danish Kroner
Esp = Spanish Pesetas
Gbp = British Pounds
Jpy = Japanese Yen
Nlg = Dutch Guilders
NZ$ = New Zealand Dollars
Sk = Swedish Kroner
$ = U.S. Dollar

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes


50  DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
DELAWARE POOLED TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1998
(Unaudited)

                                                                    THE                      THE
                                                                 HIGH-YIELD             DIVERSIFIED CORE
                                                                    BOND                  FIXED INCOME
                                                                  PORTFOLIO                PORTFOLIO
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments at market                                           $19,113,937               $ 3,532,675
Cash and Foreign Currencies                                              --                       148
Dividends and interest receivable                                   284,182                    39,692
Subscriptions receivable                                                 --                        --
Receivable for securities sold                                    2,065,674                   399,500
Other assets                                                          2,262                        --
                                                                -------------------------------------
  Total assets                                                   21,466,055                 3,972,015
                                                                -------------------------------------
LIABILITIES:
Liquidations payable                                                     --                        --
Payable for securities purchased                                  2,133,444                   596,815
Other accounts payable and accrued expenses                          71,195                   232,323
                                                                -------------------------------------
  Total liabilities                                               2,204,639                   829,138
                                                                -------------------------------------
TOTAL NET ASSETS                                                $19,261,416               $ 3,142,877
                                                                =====================================
Investments at cost                                             $18,732,735               $ 3,521,438
                                                                =====================================

See accompanying notes

                               1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST 51

--------------------------------------------------------------------------------
DELAWARE POOLED TRUST, INC.
STATEMENTS OF OPERATIONS
(Unaudited)

                                            SIX MONTHS      12/29/97*
                                              ENDED            TO
                                             4/30/98         4/30/98
                                          ------------------------------

                                               THE             THE
                                            LARGE-CAP     SMALL/MID-CAP
                                           VALUE EQUITY    VALUE EQUITY
                                            PORTFOLIO       PORTFOLIO
                                          ------------------------------

INVESTMENT INCOME:
Interest                                  $    59,109      $  2,265
Dividends                                   1,047,641        23,266
Foreign tax withheld                               --            --
                                          ------------------------------
                                            1,106,750        25,531
                                          ------------------------------
EXPENSES:
Management fees                               237,219        8,272
Accounting and administration                  18,200          440
Reports and statements to
 shareholders                                  15,440          800
Registration fees                              13,975          480
Professional fees                               6,000          420
Taxes (other than taxes on
 income)                                        5,700          200
Dividend disbursing and transfer
 agent fees and expenses                        3,138          367
Custodian fees                                  3,120        2,770
Directors' fees                                   900          176
Amortization of organization
 expenses                                          --           --
Other                                             153          732
                                          ------------------------------
                                              303,845       14,657
Less expenses absorbed by
 Delaware Management Company,
 Inc. or Delaware
 International Advisers Ltd.                   (8,051)      (5,403)
                                          ------------------------------

Total Expenses                                295,794        9,254
                                          ------------------------------

NET INVESTMENT INCOME (LOSS)                  810,956       16,277
                                          ------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investment transactions                    9,807,464       77,624
 Foreign currencies                                --           --
                                          ------------------------------
 Net realized gain (loss)                   9,807,464       77,624
Net change in unrealized
 appreciation/depreciation
 on investments and foreign
 currencies                                 4,151,419      201,191
                                          ------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES                    13,958,883      278,815
                                          ------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                $14,769,839     $295,092
                                          ==============================

* Date of commencement of operations.

See accompanying notes

52 DELAWARE POOLED TRUST O 1998 SEMIANNUAL REPORT

                                       SIX MONTHS     11/04/97*      SIX MONTHS     12/29/97*     SIX MONTHS
                                         ENDED           TO            ENDED           TO            ENDED
                                        4/30/98        4/30/98        4/30/98        4/30/98        4/30/98
                                     ------------------------------------------------------------------------
                                                         THE
                                           THE        REAL ESTATE         THE           THE           THE
                                        AGGRESSIVE    INVESTMENT     INTERMEDIATE    AGGREGATE     HIGH-YIELD
                                          GROWTH        TRUST        FIXED INCOME   FIXED INCOME     BOND
                                         PORTFOLIO   PORTFOLIO II     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                     ------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                $ 18,820       $  4,377        $975,269      $ 40,750     $  772,295
Dividends                                  7,156        160,171              --            --            343
Foreign tax withheld                          --             --              --            --             --
                                     ------------------------------------------------------------------------
                                          25,976        164,548         975,269        40,750        722,638
                                     ------------------------------------------------------------------------
EXPENSES:
Management fees                           26,069         19,684          60,518         2,708         33,246
Accounting and administration              1,650          1,341           8,435           338          4,048
Reports and statements to
 shareholders                              8,128          3,316          11,837         4,131          1,466
Registration fees                          7,072          2,929          23,000         4,390          2,589
Professional fees                          5,120          5,368          12,525         1,119          1,184
Taxes (other than taxes on
 income)                                   7,380            800           1,200            68             --
Dividend disbursing and transfer
 agent fees and expenses                   2,150            207           8,918           100          1,169
Custodian fees                             7,875          2,662          16,300         1,468            250
Directors' fees                              211            110             443            88            292
Amortization of organization
 expenses                                     --             --          10,528            --          2,127
Other                                      3,323            681           3,746           422            115
                                     ------------------------------------------------------------------------
                                          68,978         37,098         157,450        14,832         46,486
Less expenses absorbed by
 Delaware Management Company,
 Inc. or Delaware
 International Advisers Ltd.             (38,779)       (14,983)       (77,435)       (11,268)        (3,752)
                                     ------------------------------------------------------------------------

Total Expenses                            30,199         22,115         80,015          3,564         42,734
                                     ------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)              (4,223)       142,433        895,254         37,186        679,904
                                     ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investment transactions               1,329,028        16,636         190,952          9,509        401,428
 Foreign currencies                           --            --              --             --             --
                                     ------------------------------------------------------------------------
 Net realized gain (loss)              1,329,028        16,636         190,952          9,509        401,428
Net change in unrealized
 appreciation/depreciation
 on investments and foreign
 currencies                             (686,156)      (83,875)       (211,143)        (4,834)       132,498
                                     ------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES                  642,872       (67,239)        (20,191)         4,675        533,926
                                     ------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS            $  638,649      $ 75,194       $ 875,063       $ 41,861     $1,213,830
                                     ========================================================================


                               1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST 53

--------------------------------------------------------------------------------
DELAWARE POOLED TRUST, INC.
STATEMENTS OF OPERATIONS CONTINUED
(Unaudited)

                                                                    12/29/97*
                                                                        TO
                                                                     4/30/98
                                                                  ------------------------------

                                                                       THE             THE
                                                                 DIVERSIFIED CORE    GLOBAL
                                                                   FIXED INCOME      EQUITY
                                                                    PORTFOLIO       PORTFOLIO
                                                                  ------------------------------
INVESTMENT INCOME:
Interest                                                          $    77,597       $    2,641
Dividends                                                                  --           39,889
Foreign tax withheld                                                      (20)          (2,214)
                                                                 -----------------------------
                                                                       77,577           40,316
                                                                 -----------------------------
EXPENSES:
Management fees                                                         4,411           11,444
Accounting and administration                                             478              747
Reports and statements to shareholders                                  4,600              720
Registration fees                                                       6,775           11,775
Professional fees                                                       3,000            5,289
Taxes (other than taxes on income)                                        113              117
Dividend disbursing and transfer agent fees and expenses                   80              340
Custodian fees                                                          1,493            2,340
Directors' fees                                                            92              156
Amortization of organization expenses                                      --               --
Other                                                                     764              497
                                                                 -----------------------------
                                                                       21,806           33,425
Less expenses absorbed by Delaware Management Company, Inc.
    or Delaware International Advisers Ltd.                           (15,993)         (18,920)
                                                                 -----------------------------

Total Expenses                                                          5,813           14,505
                                                                 -----------------------------

NET INVESTMENT INCOME                                                  71,764           25,811
                                                                 -----------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
    Investment transactions                                            59,048           47,819
    Foreign currencies                                                    840             (151)
                                                                 -----------------------------
    Net realized gain (loss)                                           59,888           47,668
Net change in unrealized appreciation/depreciation on
    investments and foreign currencies                                 11,217          329,322
                                                                 -----------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCIES                              71,105          376,990
                                                                 -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                                  $142,869         $402,801
                                                                 =============================

* Date of commencement of operations.

See accompanying notes

54 DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

-----------------------------------------------------------------------------------------------------------------------------------


                                                    SIX MONTHS ENDED 4/30/98
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                THE                          THE
                                                               THE          LABOR SELECT       THE          GLOBAL         THE
                                                          INTERNATIONAL     INTERNATIONAL    EMERGING       FIXED      INTERNATIONAL
                                                              EQUITY           EQUITY         MARKETS       INCOME      FIXED INCOME
                                                             PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                         ---------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $   1,006,318   $    209,159   $    126,385    $14,997,784    $ 1,285,637
Dividends                                                     6,642,512        825,905        385,622             --             --
Foreign tax withheld                                           (579,954)       (71,967)       (25,224)            --             --
                                                         ---------------------------------------------------------------------------
                                                              7,068,876        963,097        486,783     14,997,784      1,285,637
                                                         ---------------------------------------------------------------------------


EXPENSES:
Management fees                                               2,010,785        267,166        199,623      1,198,625        102,400
Accounting and administration                                   147,831         13,557          8,547        123,943         11,018
Reports and statements to shareholders                           70,452         10,163          6,900         34,706          4,100
Registration fees                                                15,044         13,396         13,932         36,031         13,472
Professional fees                                                20,000          9,792          6,131          9,050          3,140
Taxes (other than taxes on income)                               10,500          6,600          1,250         12,674          1,743
Dividend disbursing and transfer agent fees and expenses         16,420          4,599          2,500         20,720          3,580
Custodian fees                                                  105,920         35,981         37,979         47,840          9,511
Directors' fees                                                   4,301            781            375          3,761            389
Amortization of organization expenses                                --            753             --             --            --
Other                                                            13,907         19,000          1,967          3,493          4,021
                                                         ---------------------------------------------------------------------------
                                                              2,415,160        381,788        279,204      1,490,843        153,374

Less expenses absorbed by Delaware Management Company, Inc.
    or Delaware International Advisers Ltd.                         --         (35,978)       (25,117)       (64,967)       (32,292)
                                                         ---------------------------------------------------------------------------


Total Expenses                                                2,415,160        345,810        254,087      1,425,876        121,082
                                                         ---------------------------------------------------------------------------

NET INVESTMENT INCOME                                         4,653,716        617,287        232,696     13,571,908      1,164,555
                                                         ---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
    Investment transactions                                 (8,896,600)        238,802         12,568       (100,219)      (178,522)
    Foreign currencies                                        (418,221)      (119,605)          1,233      1,945,745        221,693
                                                         ---------------------------------------------------------------------------
    Net realized gain (loss)                                (9,314,821)       119,197          13,801      1,845,526         43,171
Net change in unrealized appreciation/depreciation on
    investments and foreign currencies                      63,856,178      9,593,465       2,760,466    (14,397,038)    (1,474,298)
                                                         ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCIES                   54,541,357      9,712,662       2,774,267    (12,551,512)    (1,431,127)
                                                         ---------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                        $59,195,073    $10,329,949      $3,006,963  $   1,020,396  $    (266,572)
                                                         ===========================================================================

                               1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST 55

--------------------------------------------------------------------------------
DELAWARE POOLED TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                                                                     SIX MONTHS              YEAR
                                                                                       ENDED                 ENDED
                                                                                      4/30/98               10/31/97
                                                                                -------------------------------------

                                                                                       THE                     THE
                                                                                    LARGE-CAP               LARGE-CAP
                                                                                   VALUE EQUITY           VALUE EQUITY
                                                                                     PORTFOLIO             PORTFOLIO
                                                                                --------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)                                                      $   810,956            $  1,733,343
Net realized gain (loss) on investments and foreign currencies                      9,807,464              12,022,384
Net change in unrealized appreciation/depreciation on
    investments and foreign currencies                                              4,151,419               4,857,200
                                                                                -------------------------------------
Net increase (decrease) in net assets resulting from operations                    14,769,839              18,612,927
                                                                                -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                              (1,359,418)             (1,789,049)
Net realized gain on investment transactions                                      (12,031,890)             (6,352,621)
                                                                                -------------------------------------
                                                                                  (13,391,308)             (8,141,670)
                                                                                -------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                           4,433,530              17,492,313
Net asset value of shares issued upon reinvestment of dividends from net investment income and net realized gain on
    investment transactions                                                        13,235,098               7,929,503
                                                                                -------------------------------------
                                                                                   17,668,628              25,421,816
Cost of shares repurchased                                                         (6,106,963)            (21,970,059)
                                                                                -------------------------------------
Increase (decrease) in net assets derived from capital share transactions          11,561,665               3,451,757
                                                                                -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:                                             12,940,196              13,923,014

NET ASSETS:
Beginning of period                                                                81,101,898              67,178,884
                                                                                -------------------------------------
End of period                                                                    $ 94,042,094            $ 81,101,898
                                                                                =====================================

* Date of commencement of operations.

See accompanying notes

56 DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

-----------------------------------------------------------------------------------------------------------------------------------


                                                        12/29/97*       SIX MONTHS       YEAR          11/04/97*      SIX MONTHS
                                                           TO             ENDED          ENDED            TO            ENDED
                                                        4/30/98           4/30/98       10/31/97        4/30/98         4/30/98
                                                      -----------------------------------------------------------------------------

                                                                                                           THE
                                                             THE            THE            THE        REAL ESTATE          THE
                                                       SMALL/MID-CAP     AGGRESSIVE     AGGRESSIVE    INVESTMENT      INTERMEDIATE
                                                       VALUE EQUITY        GROWTH        GROWTH          TRUST        FIXED INCOME
                                                        PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO II      PORTFOLIO
                                                      -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)                             $ 16,277       $  (4,223)    $  (57,532)     $ 142,433      $  895,254
Net realized gain (loss) on investments and foreign
    currencies                                             77,624       1,329,028      4,684,321         16,636         190,952
Net change in unrealized appreciation/depreciation on
    investments and foreign currencies                    201,191        (686,156)    (4,114,485)       (83,875)       (211,143)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
    operations                                            295,092         638,649        512,304         75,194         875,063
                                                      -----------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                          --              --             --        (39,470)       (894,954)
Net realized gain on investment transactions                   --      (4,706,261)    (4,575,497)            --         (30,150)
                                                      -----------------------------------------------------------------------------
                                                               --      (4,706,261)    (4,575,497)       (39,470)       (925,104)
                                                      -----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                               3,000,009          32,541      1,889,723      5,365,259         404,927
Net asset value of shares issued upon reinvestment
    of dividends from net investment income and net
    realized gain on investment transactions                   --       4,706,261      4,575,497         39,470         735,985
                                                      -----------------------------------------------------------------------------
                                                        3,000,009       4,738,802      6,465,220      5,404,729       1,140,912
Cost of shares repurchased                                     --      (5,359,189)   (20,610,124)            --      (3,665,205)
                                                      -----------------------------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                   3,000,009        (620,387)   (14,144,904)     5,404,729      (2,524,293)
                                                      -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:                  3,295,101      (4,687,999)   (18,208,097)     5,440,453      (2,574,334)

NET ASSETS:
Beginning of period                                            --      10,317,447     28,525,544             --      30,366,196
                                                      -----------------------------------------------------------------------------
End of period                                          $3,295,101    $  5,629,448   $ 10,317,447    $ 5,440,453    $ 27,791,862
                                                      =============================================================================

                               1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST 57

--------------------------------------------------------------------------------
DELAWARE POOLED TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
(Unaudited)

                                                                       YEAR               12/29/97*
                                                                       ENDED                 TO
                                                                     10/31/97              4/30/98
                                                                 ------------------------------------
                                                                       THE                   THE
                                                                   INTERMEDIATE           AGGREGATE
                                                                   FIXED INCOME         FIXED INCOME
                                                                    PORTFOLIO            PORTFOLIO
                                                                 ------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                             $  1,301,361         $    37,186
Net realized gain on investments and foreign currencies                 59,570               9,509
Net change in unrealized appreciation/depreciation on
    investments and foreign currencies                                 285,894              (4,834)
                                                                  --------------------------------
Net increase (decrease) in net assets resulting from
    operations                                                       1,646,825              41,861
                                                                  --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                               (1,301,361)                 --
Net realized gain on investment transactions                                --                  --
                                                                  --------------------------------
                                                                    (1,301,361)                 --
                                                                  --------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                           18,629,497           2,000,008
Net asset value of shares issued upon reinvestment of
    dividends from net investment income and net realized
    gain on investment transactions                                  1,108,729                  --
                                                                  --------------------------------
                                                                    19,738,226           2,000,008
Cost of shares repurchased                                            (235,059)                 --
                                                                  --------------------------------
Increase in net assets derived from capital share
    transactions                                                    19,503,167           2,000,008
                                                                  --------------------------------
NET INCREASE IN NET ASSETS:                                         19,848,631           2,041,869

NET ASSETS:
Beginning of period                                                 10,517,565                  --
                                                                  --------------------------------
End of period                                                      $30,366,196          $2,041,869
                                                                  ================================

* Date of commencement of operations.

See accompanying notes

58 DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

----------------------------------------------------------------------------------------------------------------------------------

                                                               SIX MONTHS     12/02/96*      12/29/97*     SIX MONTHS     10/15/97*
                                                                 ENDED           TO             TO           ENDED           TO
                                                                4/30/98       10/31/97        4/30/98       4/30/98       10/31/97
                                                           ------------------------------------------------------------------------

                                                                  THE           THE             THE           THE           THE
                                                              HIGH-YIELD     HIGH-YIELD   DIVERSIFIED CORE  GLOBAL         GLOBAL
                                                                 BOND           BOND       FIXED INCOME     EQUITY         EQUITY
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                       $  679,904     $   629,692     $    71,764    $   25,811    $    3,243
Net realized gain on investments and foreign currencies        401,428         293,180          59,888        47,668        11,100
Net change in unrealized appreciation/depreciation on
    investments and foreign currencies                         132,498         248,704          11,217       329,322      (159,467)
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
    operations                                               1,213,830       1,171,576         142,869       402,801      (145,124)
                                                           ------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                         (708,355)       (403,902)             --       (24,619)           --
Net realized gain on investment transactions                  (293,567)             --              --            --            --
                                                           ------------------------------------------------------------------------
                                                            (1,001,922)       (403,902)             --       (24,619)           --
                                                           ------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                    6,700,000      10,176,010       3,000,008            --     3,000,009
Net asset value of shares issued upon reinvestment of
    dividends from net investment income and net realized
    gain on investment transactions                          1,001,922         403,902              --        24,619           --
                                                           ------------------------------------------------------------------------
                                                             7,701,922      10,579,912       3,000,008        24,619     3,000,009
Cost of shares repurchased                                          --              --              --            --            --
                                                           ------------------------------------------------------------------------
Increase in net assets derived from capital share
    transactions                                             7,701,922      10,579,912       3,000,008        24,619     3,000,009
                                                           ------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                  7,913,830      11,347,586       3,142,877       402,801     2,854,885

NET ASSETS:
Beginning of period                                         11,347,586              --              --     2,854,885            --
                                                           ------------------------------------------------------------------------
End of period                                              $19,261,416    $ 11,347,586      $3,142,877    $3,257,686    $2,854,885
                                                           ========================================================================

                               1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST 59

--------------------------------------------------------------------------------
DELAWARE POOLED TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
(Unaudited)

                                                                     SIX MONTHS              YEAR
                                                                       ENDED                 ENDED
                                                                      4/30/98              10/31/97
                                                                 -------------------------------------
                                                                        THE                   THE
                                                                  INTERNATIONAL          INTERNATIONAL
                                                                      EQUITY                EQUITY
                                                                    PORTFOLIO             PORTFOLIO
                                                                 -------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                             $  4,653,716          $  9,221,522
Net realized gain (loss) on investments and foreign
    currencies                                                      (9,314,821)           14,680,399
Net change in unrealized appreciation/depreciation on
    investments and foreign currencies                              63,856,178             6,398,012
                                                                 -------------------------------------
Net increase (decrease) in net assets resulting from
    operations                                                      59,195,073            30,299,933
                                                                 -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                              (17,520,747)          (11,268,773)
Net realized gain on investment transactions                        (4,749,754)                   --
                                                                 -------------------------------------
                                                                   (22,270,501)          (11,268,773)
                                                                 -------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                           56,685,539           182,110,042
Net asset value of shares issued upon reinvestment
    of dividends from net investment income and net
    realized gain on investment transactions                        20,581,801            10,374,375
                                                                 -------------------------------------
                                                                    77,267,340           192,484,417
Cost of shares repurchased                                         (14,025,123)          (11,269,759)
                                                                 -------------------------------------
Increase in net assets derived from capital share
    transactions                                                    63,242,217           181,214,658
                                                                 -------------------------------------
NET INCREASE IN NET ASSETS                                         100,166,789           200,245,818

NET ASSETS:
Beginning of period                                                500,195,661           299,949,843
                                                                 -------------------------------------
End of period                                                     $600,362,450          $500,195,661
                                                                 =====================================

* Date of commencement of operations.

See accompanying notes

60 DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

-----------------------------------------------------------------------------------------------------------------------------------


                                                                   SIX MONTHS      YEAR           SIX MONTHS       4/14/97*
                                                                     ENDED         ENDED            ENDED             TO
                                                                    4/30/98       10/31/97         4/30/98         10/31/97
                                                               --------------------------------------------------------------------

                                                                      THE           THE
                                                                LABOR SELECT   LABOR SELECT          THE             THE
                                                                INTERNATIONAL  INTERNATIONAL       EMERGING       EMERGING
                                                                    EQUITY         EQUITY          MARKETS        MARKETS
                                                                  PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                          $    617,287   $    926,460   $     232,696    $     56,347
Net realized gain (loss) on investments and foreign
    currencies                                                      119,197        639,018          13,801         253,812
Net change in unrealized appreciation/depreciation on
    investments and foreign currencies                            9,593,465      3,140,371       2,760,466      (3,656,755)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
    operations                                                   10,329,949      4,705,849       3,006,963      (3,346,596)
                                                               --------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                            (1,582,369)    (1,153,521)        (50,474)             --
Net realized gain on investment transactions                             --             --        (282,657)             --
                                                               --------------------------------------------------------------------
                                                                 (1,582,369)    (1,153,521)       (333,131)             --
                                                               --------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                        27,786,398     25,199,358      29,619,506      21,911,196
Net asset value of shares issued upon reinvestment
    of dividends from net investment income and net
    realized gain on investment transactions                      1,582,369      1,153,521         333,132              --
                                                               --------------------------------------------------------------------
                                                                 29,368,767     26,352,879      29,952,638      21,911,196
Cost of shares repurchased                                       (3,388,718)    (2,163,117)             --              --
                                                               --------------------------------------------------------------------
Increase in net assets derived from capital share
    transactions                                                 25,980,049     24,189,762      29,952,638      21,911,196
                                                               --------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                       34,727,629     27,742,090      32,626,470      18,564,600

NET ASSETS:
Beginning of period                                              50,895,705     23,153,615      18,564,600              --
                                                               --------------------------------------------------------------------
End of period                                                  $ 85,623,334   $ 50,895,705   $  51,191,070     $18,564,600
                                                               ====================================================================

                               1998 SEMIANNUAL REPORT o DELAWARE POOLED TRUST 61

--------------------------------------------------------------------------------
DELAWARE POOLED TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
(Unaudited)

                                                                     SIX MONTHS             YEAR        SIX MONTHS       4/11/97*
                                                                       ENDED                ENDED         ENDED             TO
                                                                      4/30/98             10/31/97       4/30/98         10/31/97
                                                                   ----------------------------------------------------------------

                                                                          THE               THE
                                                                        GLOBAL             GLOBAL           THE            THE
                                                                         FIXED             FIXED      INTERNATIONAL  INTERNATIONAL
                                                                        INCOME             INCOME      FIXED INCOME   FIXED INCOME
                                                                       PORTFOLIO          PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                   ----------------------------------------------------------------
INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS:
Net investment income                                               $  13,571,908      $  20,073,472  $  1,164,555   $   746,063
Net realized gain on investments
    and foreign currencies                                              1,845,526         10,523,901        43,171       411,752
Net change in unrealized appreciation/
    depreciation on investments and
    foreign currencies                                                (14,397,038)       (10,556,890)   (1,474,298)      718,243
                                                                   ----------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                           1,020,396         20,040,483      (266,572)    1,876,058
                                                                   ----------------------------------------------------------------

DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
Net investment income                                                 (18,509,255)       (21,129,839)   (1,501,620)     (157,519)
Net realized gain on investment
    transactions                                                       (6,852,403)        (3,784,780)      (78,262)           --
                                                                   ----------------------------------------------------------------
                                                                      (25,361,658)       (24,914,619)   (1,579,882)     (157,519)
                                                                   ----------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                             134,967,993        167,798,535    12,680,849    31,857,788
Net asset value of shares issued upon
    reinvestment of dividends from net
    investment income and net realized
    gain on investment transactions                                    22,439,399         20,509,749     1,579,882       157,519
                                                                   ----------------------------------------------------------------
                                                                      157,407,392        188,308,284    14,260,731    32,015,307
Cost of shares repurchased                                             29,723,562         (4,426,796)           --            --
                                                                   ----------------------------------------------------------------
Increase in net assets derived from
    capital share transactions                                        127,683,830        183,881,488    14,260,731    32,015,307
                                                                   ----------------------------------------------------------------
NET INCREASE IN NET ASSETS                                            103,342,568        179,007,352    12,414,277    33,733,846

NET ASSETS:
Beginning of period                                                   431,075,603        252,068,251    33,733,856            10
                                                                   ----------------------------------------------------------------
End of period                                                        $534,418,171       $431,075,603   $46,148,133   $33,733,856
                                                                   ================================================================

* Date of commencement of operations.

See accompanying notes

62 DELAWARE POOLED TRUST o 1998 SEMIANNUAL REPORT

Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Large-Cap Value Equity Portfolio
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended        Year          Year           Year          Year          Year
                                                    4/30/98       Ended         Ended          Ended         Ended         Ended
                                                  (unaudited)    10/31/97      10/31/96       10/31/95      10/31/94      10/31/93

Net asset value, beginning of period               $18.530       $16.460        $14.660        $13.080       $12.730       $10.660

Income from investment operations:
Net investment income                                0.163         0.381          0.440          0.430         0.320         0.284
Net realized and unrealized gain
    on investments                                   2.967         3.599          2.960          1.980         0.653         2.316
                                                  --------------------------------------------------------------------------------
Total from investment operations                     3.130         3.980          3.400          2.410         0.973         2.600
                                                  --------------------------------------------------------------------------------
Less dividends and distributions:
Dividends from net investment income               (0.300)       (0.410)        (0.440)        (0.340)       (0.280)       (0.320)
Distributions from net realized gain
    on investment transactions                     (2.700)       (1.500)        (1.160)        (0.490)       (0.343)       (0.210)
                                                  --------------------------------------------------------------------------------
Total dividends and distributions                  (3.000)       (1.910)        (1.600)        (0.830)       (0.623)       (0.530)
                                                  --------------------------------------------------------------------------------
Net asset value, end of period                     $18.660       $18.530        $16.460        $14.660       $13.080       $12.730
                                                  ================================================================================
Total Return                                        18.57%        26.73%         24.87%         19.77%         7.96%        25.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $94,042       $81,102        $67,179        $51,947       $37,323       $13,418
Ratio of expenses to average net assets              0.67%         0.66%          0.67%          0.68%         0.68%         0.68%
Ratio of expenses to average net assets
    prior to expense limitation                      0.69%         0.67%          0.70%          0.71%         0.82%         1.38%
Ratio of net investment income to
    average net assets                               1.85%         2.15%          2.85%          3.33%         3.26%         2.90%
Ratio of net investment income to average
    net assets prior to expense limitation           1.83%         2.14%          2.83%          3.30%         3.12%         2.20%
Portfolio turnover                                     92%           73%            74%            88%           73%           37%
Average commission rate paid(2)                    $0.0600       $0.0600        $0.0600            N/A           N/A           N/A

--------------------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 63

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout the period was as follows:

The Small/Mid-Cap Value Equity Portfolio
--------------------------------------------------------------------------------

                                                                                     12/29/97(1)
                                                                                          to
                                                                                       4/30/98
                                                                                     (unaudited)
Net asset value, beginning of period                                                  $ 8.500

Income from investment operations:
Net investment income                                                                   0.046
Net realized and unrealized gain on investments                                         0.794
                                                                                      -------
Total from investment operations                                                        0.840
                                                                                      -------
Less dividends and distributions:
Dividends from net investment income                                                     none
Distributions from net realized gain on investment transactions                          none
                                                                                      -------
Total dividends and distributions                                                        none
                                                                                      -------
Net asset value, end of period                                                        $ 9.340
                                                                                      =======
Total Return                                                                            9.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                               $ 3,295
Ratio of expenses to average net assets                                                 0.89%
Ratio of expenses to average net assets prior to expense limitation                     1.41%
Ratio of net investment income to average net assets                                    1.56%
Ratio of net investment income to average net assets prior to expense limitation        1.04%
Portfolio turnover                                                                        98%
Average commission rate paid(2)                                                       $0.0600

--------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See accompanying notes


64 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Aggressive Growth Portfolio
--------------------------------------------------------------------------------

                                               Six Months
                                                 Ended         Year          Year           Year           Year           Year
                                                4/30/98       Ended         Ended          Ended          Ended          Ended
                                              (unaudited)    10/31/97      10/31/96       10/31/95       10/31/94       10/31/93

Net asset value, beginning of period            $13.680       $14.570        $12.860        $11.010        $11.200        $ 9.040

Income from investment operations:
Net investment income (loss)                    (0.024)       (0.117)        (0.019)          0.043          0.008          0.018
Net realized and unrealized gain
    on investments                                0.974         1.607          2.392          2.055          0.032          2.159
                                               ----------------------------------------------------------------------------------
Total from investment operations                  0.950         1.490          2.373          2.098          0.040          2.177
                                               ----------------------------------------------------------------------------------
Less dividends and distributions:
Dividends from net investment income               none          none        (0.043)        (0.012)        (0.020)        (0.017)
Distributions from net realized gain on
    investment transactions                     (6.240)       (2.380)        (0.620)        (0.236)        (0.210)          none
                                               ----------------------------------------------------------------------------------
Total dividends and distributions               (6.240)       (2.380)        (0.663)        (0.248)        (0.230)        (0.017)
                                               ----------------------------------------------------------------------------------
Net asset value, end of period                  $ 8.390       $13.680        $14.570        $12.860        $11.010        $11.200
                                               ==================================================================================
Total Return                                     14.12%        11.84%         19.19%         19.61%          0.34%         24.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $ 5,629       $10,317        $28,526        $29,092        $22,640        $20,478
Ratio of expenses to average net assets           0.93%         0.93%          0.90%          0.93%          0.93%          0.93%
Ratio of expenses to average net assets
    prior to expense limitation                   2.13%         1.40%          1.01%          1.08%          1.17%          1.40%
Ratio of net investment income to
    average net assets                          (0.13%)       (0.29%)        (0.18%)          0.37%          0.07%          0.23%
Ratio of net investment income to average
    net assets prior to expense limitation      (1.33%)       (0.76%)        (0.29%)          0.22%        (0.17%)        (0.24%)
Portfolio turnover                                 163%          117%            95%            64%            43%            81%
Average commission rate paid(2)                 $0.0600       $0.0600        $0.0600            N/A            N/A            N/A

--------------------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 65

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout the period was as follows:

The Real Estate Investment Trust Portfolio II
--------------------------------------------------------------------------------

                                                                                    11/04/97(1)
                                                                                         to
                                                                                      4/30/98
                                                                                    (unaudited)

Net asset value, beginning of period                                                  $16.340

Income from investment operations:
Net investment income                                                                   0.429
Net realized and unrealized loss on investments                                       (0.319)
                                                                                      -------
Total from investment operations                                                        0.110
                                                                                      -------
Less dividends and distributions:
Dividends from net investment income                                                  (0.120)
Distributions from net realized gain on investment transactions                          none
                                                                                      -------
Total dividends and distributions                                                     (0.120)
                                                                                      -------
Net asset value, end of period                                                        $16.330
                                                                                      =======
Total Return                                                                            1.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                               $ 5,440
Ratio of expenses to average net assets                                                 0.84%
Ratio of expenses to average net assets prior to expense limitation                     1.41%
Ratio of net investment income to average net assets                                    5.41%
Ratio of net investment income to average net assets prior to expense limitation        4.84%
Portfolio turnover                                                                        55%
Average commission rate paid(2)                                                       $0.0600

--------------------------------------------------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See accompanying notes


66 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Intermediate Fixed Income Portfolio
--------------------------------------------------------------------------------

                                                                               Six Months
                                                                                  Ended         Year        3/12/96(1)
                                                                               4/30/98 (2)     Ended            to
                                                                               (unaudited)    10/31/97       10/31/96

Net asset value, beginning of period                                             $10.090       $10.010        $10.000

Income from investment operations:
Net investment income                                                              0.297         0.605          0.386
Net realized and unrealized gain (loss) on investments                           (0.010)         0.080          0.010
                                                                                -------------------------------------
Total from investment operations                                                   0.287         0.685          0.396
                                                                                -------------------------------------
Less dividends and distributions:
Dividends from net investment income                                             (0.297)       (0.605)        (0.386)
Distributions from net realized gain on investment transactions                  (0.010)          none           none
                                                                                -------------------------------------
Total dividends and distributions                                                (0.307)       (0.605)        (0.386)
                                                                                -------------------------------------
Net asset value, end of period                                                   $10.070       $10.090        $10.010
                                                                                =====================================
Total Return                                                                       2.87%         7.09%          4.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                          $27,792       $30,366        $10,518
Ratio of expenses to average net assets                                            0.53%         0.53%          0.53%
Ratio of expenses to average net assets prior to expense limitation                1.04%         0.84%          1.20%
Ratio of net investment income to average net assets                               5.93%         6.05%          6.14%
Ratio of net investment income to average net assets prior to expense limitation   5.42%         5.74%          5.47%
Portfolio turnover                                                                  167%          205%           232%

--------------------------------------------------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 67

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout the period was as follows:

The Aggregate Fixed Income Portfolio
--------------------------------------------------------------------------------

                                                                                             12/29/97 (1)
                                                                                                 to
                                                                                               4/30/98
                                                                                             (unaudited)

Net asset value, beginning of period                                                           $8.500

Income from investment operations:
Net investment income                                                                           0.158
Net realized and unrealized gain on investments                                                 0.022
                                                                                               ------
Total from investment operations                                                                0.180
                                                                                               ------
Less dividends and distributions:
Dividends from net investment income                                                             none
Distributions from net realized gain on investment transactions                                  none
                                                                                               ------
Total dividends and distributions                                                                none
                                                                                               ------
Net asset value, end of period                                                                 $8.680
                                                                                               ======
Total Return                                                                                    2.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                                        $2,042
Ratio of expenses to average net assets                                                         0.53%
Ratio of expenses to average net assets prior to expense limitation                             2.19%
Ratio of net investment income to average net assets                                            5.48%
Ratio of net investment income to average net assets prior to expense limitation                3.82%
Portfolio turnover                                                                               784%

--------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes


68 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The High-Yield Bond Portfolio
--------------------------------------------------------------------------------

                                                                                 Six Months
                                                                                   Ended                12/2/96(1)
                                                                                 4/30/98 (2)                to
                                                                                 (unaudited)             10/31/97

Net asset value, beginning of period                                               $11.180               $10.000

Income from investment operations:
Net investment income                                                                0.482                 0.788
Net realized and unrealized gain on investments                                      0.396                 0.957
                                                                                   -----------------------------
Total from investment operations                                                     0.878                 1.745
                                                                                   -----------------------------
Less dividends and distributions:
Dividends from net investment income                                               (0.590)               (0.565)
Distributions from net realized gain on investment transactions                    (0.288)                  none
                                                                                   -----------------------------
Total dividends and distributions                                                  (0.878)               (0.565)
                                                                                   -----------------------------
Net asset value, end of period                                                     $11.180               $11.180
                                                                                   =============================
Total Return                                                                         8.23%                17.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                            $19,261               $11,348
Ratio of expenses to average net assets                                              0.59%                 0.59%
Ratio of expenses to average net assets prior to expense limitation                  0.64%                 0.79%
Ratio of net investment income to average net assets                                 8.98%                 9.05%
Ratio of net investment income to average net assets prior to expense limitation     8.93%                 8.85%
Portfolio turnover                                                                    381%                  281%

--------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized. (2) Ratios have been annualized and total return has not been annualized.

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 69

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout the period was as follows:

The Diversified Core Fixed Income Portfolio
--------------------------------------------------------------------------------

                                                                                 12/29/97 (1)
                                                                                     to
                                                                                   4/30/98
                                                                                 (unaudited)

Net asset value, beginning of period                                               $8.500

Income from investment operations:
Net investment income(2)                                                            0.302
Net realized and unrealized gain on investments and foreign currencies              0.098
                                                                                   ------
Total from investment operations                                                    0.400
                                                                                   ------
Less dividends and distributions:
Dividends from net investment income                                                 none
Distributions from net realized gain on investment transactions                      none
                                                                                   ------
Total dividends and distributions                                                    none
                                                                                   ------
Net asset value, end of period                                                     $8.900
                                                                                   ======
Total Return                                                                        4.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                            $3,143
Ratio of expenses to average net assets                                             0.57%
Ratio of expenses to average net assets prior to expense limitation                 2.13%
Ratio of net investment income to average net assets                                6.98%
Ratio of net investment income to average net assets prior to expense limitation    5.42%
Portfolio turnover                                                                   415%

--------------------------------------------------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended April 30, 1998 was based on the average shares outstanding method.

See accompanying notes



70 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Global Equity Portfolio
--------------------------------------------------------------------------------

                                                                               Six Months
                                                                                 Ended              10/15/97 (1)
                                                                               4/30/98 (2)               to
                                                                               (unaudited)            10/31/97

Net asset value, beginning of period                                             $ 8.120              $ 8.500

Income from investment operations:
Net investment income(3)                                                           0.073                0.009
Net realized and unrealized gain (loss) on investments and foreign currencies      1.057              (0.389)
                                                                                -----------------------------
Total from investment operations                                                   1.130              (0.380)
                                                                                -----------------------------
Less dividends and distributions:
Dividends from net investment income                                             (0.070)                 none
Distributions from net realized gain on investment transactions                     none                 none
                                                                                -----------------------------
Total dividends and distributions                                                (0.070)                 none
                                                                                -----------------------------
Net asset value, end of period                                                   $ 9.180              $ 8.120
                                                                                =============================
Total Return                                                                      14.03%              (4.47%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                          $ 3,258              $ 2,855
Ratio of expenses to average net assets                                            0.96%                0.96%
Ratio of expenses to average net assets prior to expense limitation                2.21%                2.95%
Ratio of net investment income to average net assets                               1.71%                2.54%
Ratio of net investment income to average net assets prior to expense limitation   0.46%                0.55%
Portfolio turnover                                                                   49%                   0%
Average commission rate paid(4)                                                  $0.0062              $0.0169

--------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended April 30, 1998 was based on the average shares outstanding method.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 71

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The International Equity Portfolio
--------------------------------------------------------------------------------

                                                 Six Months
                                                    Ended         Year          Year           Year           Year           Year
                                                  4/30/98 (1)     Ended         Ended          Ended          Ended          Ended
                                                 (unaudited)     10/31/97      10/31/96       10/31/95       10/31/94       10/31/93

Net asset value, beginning of period               $ 15.860      $ 14.780     $ 13.120       $ 13.110       $ 11.990       $  9.500

Income from investment operations:
Net investment income(2)                              0.135         0.329        0.506          0.475          0.144          0.241
Net realized and unrealized gain
    on investments and foreign currencies             1.605         1.271        1.794          0.001          1.236          2.569
                                                   --------------------------------------------------------------------------------
Total from investment operations                      1.740         1.600        2.300          0.476          1.380          2.810
                                                   --------------------------------------------------------------------------------
Less dividends and distributions:
Dividends from net investment income                (0.550)       (0.520)      (0.490)        (0.170)        (0.160)        (0.320)
Distributions from net realized gain on
    investment transactions                         (0.150)         none       (0.150)        (0.296)        (0.100)           none
                                                   --------------------------------------------------------------------------------
Total dividends and distributions                   (0.700)        (0.520)     (0.640)        (0.466)        (0.260)        (0.320)
                                                   --------------------------------------------------------------------------------
Net asset value, end of period                     $ 16.900      $ 15.860     $ 14.780       $ 13.120       $ 13.110       $ 11.990
                                                   ================================================================================
Total Return                                         11.33%        11.01%       18.12%          3.91%         11.66%         30.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $600,362      $500,196     $299,950       $156,467       $ 70,820      $  24,288
Ratio of expenses to average net assets               0.91%         0.93%        0.89%          0.90%          0.94%          0.96%
Ratio of expenses to average net assets
    prior to expense limitation                       0.91%         0.93%        0.89%          0.90%          0.97%          1.38%
Ratio of net investment income to
    average net assets                                1.70%         2.21%        4.36%          4.81%          1.36%          2.98%
Ratio of net investment income to average
    net assets prior to expense limitation            1.70%         2.21%        4.36%          4.81%          1.33%          2.56%
Portfolio turnover                                       5%            8%           8%            20%            22%            28%
Average commission rate paid(3)                    $ 0.0076      $ 0.0217     $ 0.0198            N/A            N/A            N/A

--------------------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended April 30, 1998 was based on the average shares outstanding method.
(3) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See accompanying notes



72 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Labor Select International Equity Portfolio
--------------------------------------------------------------------------------

                                                                                Six Months
                                                                                  Ended           Year        12/19/95 (1)
                                                                                4/30/98 (2)       Ended           to
                                                                                (unaudited)      10/31/97      10/31/96
Net asset value, beginning of period                                             $ 12.990        $ 11.690       $ 10.000

Income from investment operations:
Net investment income(3)                                                            0.225           0.474          0.479
Net realized and unrealized gain on investments and foreign currencies              1.533           1.346          1.311
                                                                                 ---------------------------------------
Total from investment operations                                                    1.758           1.820          1.790
                                                                                 ---------------------------------------
Less dividends and distributions:
Dividends from net investment income                                              (0.388)         (0.520)        (0.100)
Distributions from net realized gain on investment transactions                      none            none           none
                                                                                 ---------------------------------------
Total dividends and distributions                                                 (0.388)         (0.520)        (0.100)
                                                                                 ---------------------------------------
Net asset value, end of period                                                   $ 14.360        $ 12.990       $ 11.690
                                                                                 =======================================
Total Return                                                                       13.95%          16.01%         17.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                          $ 85,623        $ 50,896       $ 23,154
Ratio of expenses to average net assets                                             0.96%           0.89%          0.92%
Ratio of expenses to average net assets prior to expense limitation                 1.05%           1.06%          1.30%
Ratio of net investment income to average net assets                                1.70%           2.37%          6.64%
Ratio of net investment income to average net assets prior to expense limitation    1.61%           2.20%          6.26%
Portfolio turnover                                                                     2%             11%             7%
Average commission rate paid(4)                                                  $ 0.0181        $ 0.0263       $ 0.0330

--------------------------------------------------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended April 30, 1998 was based on the average shares outstanding method.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 73

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Emerging Markets Portfolio
--------------------------------------------------------------------------------

                                                                               Six Months
                                                                                  Ended            4/14/97 (1)
                                                                                4/30/98 (2)            to
                                                                                (unaudited)         10/31/97

Net asset value, beginning of period                                              $ 9.200            $10.000

Income from investment operations:
Net investment income(3)                                                            0.064              0.028
Net realized and unrealized gain on investments and foreign currencies              0.371            (0.828)
                                                                                 ---------------------------
Total from investment operations                                                    0.435            (0.800)
                                                                                 ---------------------------
Less dividends and distributions:
Dividends from net investment income                                              (0.025)               none
Distributions from net realized gain on investment transactions                   (0.140)               none
                                                                                 ---------------------------
Total dividends and distributions                                                 (0.165)               none
                                                                                 ---------------------------
Net asset value, end of period                                                    $ 9.470            $ 9.200
                                                                                 ===========================
Total Return                                                                        4.92%             (8.00%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                           $51,191            $18,565
Ratio of expenses to average net assets                                             1.55%              1.55%
Ratio of expenses to average net assets prior to expense limitation                 1.70%              2.02%
Ratio of net investment income to average net assets                                1.41%              0.74%
Ratio of net investment income to average net assets prior to expense limitation    1.26%              0.27%
Portfolio turnover                                                                    25%                46%
Average commission rate paid(4)                                                   $0.0020            $0.0049

--------------------------------------------------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended April 30, 1998 was based on the average shares outstanding method.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

See accompanying notes

74 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The Global Fixed Income Portfolio
--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended          Year        Year           Year           Year    11/30/92 (1)
                                                    4/30/98 (2)      Ended       Ended          Ended          Ended       to
                                                    (unaudited)    10/31/97     10/31/96       10/31/95       10/31/94   10/31/93

Net asset value, beginning of period                 $ 11.220      $ 11.620     $ 11.040       $  9.790       $ 11.090   $ 10.000

Income from investment operations:
Net investment income(3)                                0.303         0.721        0.777          0.736          0.419      0.955
Net realized and unrealized gain (loss)
    on investments and foreign currencies             (0.316)       (0.116)        0.725          0.924        (0.193)      0.743
                                                    ---------      --------     --------       --------       --------   --------
Total from investment operations                      (0.013)         0.605        1.502          1.660          0.226      1.698
                                                    ---------      --------     --------       --------       --------   --------
Less dividends and distributions:
Dividends from net investment income                  (0.450)       (0.835)      (0.720)        (0.410)        (0.949)    (0.608)
Distributions from net realized gain on
    investment transactions                           (0.177)       (0.170)      (0.202)          none         (0.577)       none
                                                    ---------      --------     --------       --------       --------   --------
Total dividends and distributions                     (0.627)       (1.005)      (0.922)        (0.410)        (1.526)    (0.608)
                                                    ---------      --------     --------       --------       --------   --------

Net asset value, end of period                      $  10.580      $ 11.220     $ 11.620       $ 11.040       $  9.790   $ 11.090
                                                    =========      ========     ========       ========       ========   ========
Total Return                                          (0.04%)         5.59%       16.40%         17.38%          2.07%     18.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $534,418      $431,076     $252,068       $ 99,161       $ 42,266   $ 29,313
Ratio of expenses to average net assets                 0.60%         0.60%        0.60%          0.60%          0.62%      0.62%
Ratio of expenses to average net assets
    prior to expense limitation                         0.63%         0.65%        0.66%          0.68%          0.76%      0.88%
Ratio of net investment income to
    average net assets                                  5.69%         6.28%        8.52%          6.73%          3.62%     10.68%
Ratio of net investment income to average
    net assets prior to expense limitation              5.66%         6.23%        8.46%          6.65%          3.48%     10.42%
Portfolio turnover                                        85%          114%          63%            77%           205%       198%

--------------------------------------------------------------------------------
(1) Date of commencement of operations; ratios and total return have been annualized.
(2) Ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended April 30, 1998 was based on the average shares outstanding method.

See accompanying notes

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 74

Financial Highlights continued
Selected data for each share of the Portfolio outstanding throughout each period were as follows:

The International Fixed Income Portfolio
--------------------------------------------------------------------------------

                                                                                         Six Months
                                                                                          Ended                4/11/97 (1)
                                                                                        4/30/98 (2)                 to
                                                                                        (unaudited)            10/31/97

Net asset value, beginning of period                                                      $ 10.660              $ 10.000

Income from investment operations:
Net investment income(3)                                                                     0.289                 0.236
Net realized and unrealized gain (loss) on investments and foreign currencies              (0.426)                 0.474
                                                                                          ------------------------------
Total from investment operations                                                           (0.137)                 0.710
                                                                                          ------------------------------
Less dividends and distributions:
Dividends from net investment income                                                       (0.392)               (0.050)
Distributions from net realized gain on investment transactions                            (0.021)                  none
                                                                                          ------------------------------
Total dividends and distributions                                                          (0.413)               (0.050)
                                                                                          ------------------------------
Net asset value, end of period                                                            $ 10.110              $ 10.660
                                                                                          ==============================
Total Return                                                                                (1.23%)                7.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                                   $ 46,148              $ 33,734
Ratio of expenses to average net assets                                                      0.60%                 0.60%
Ratio of expenses to average net assets prior to expense limitation                          0.76%                 0.86%
Ratio of net investment income to average net assets                                         5.71%                 6.05%
Ratio of net investment income to average net assets prior to expense limitation             5.55%                 5.79%
Portfolio turnover                                                                             43%                  145%

--------------------------------------------------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended April 30, 1998 was based on the average shares outstanding method.

See accompanying notes

76 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

Delaware Pooled Trust, Inc.
Notes to Financial Statements
April 30, 1998
(Unaudited)

Delaware Pooled Trust, Inc. (The "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 16 separate Portfolios (The "Portfolios"). The Large- Cap Value Equity Portfolio (formerly The Defensive Equity Portfolio), The Small/Mid-Cap Value Equity Portfolio (formerly The Defensive Equity Small/Mid-Cap Portfolio), The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio (formerly The Fixed Income Portfolio), The Aggregate Fixed Income Portfolio, The High-Yield Bond Portfolio, The Diversified Core Fixed Income Portfolio, The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio had commenced operations prior to April 30, 1998. The Limited-Term Maturity Portfolio had not commenced operations as of April 30, 1998. These financial statements and related notes pertain to all the portfolios with the exception of the Real Estate Investment Trust Portfolio which is included in a separate report.

Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--Each Portfolio intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements--Each Portfolio may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unre alized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Portfolios do isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Portfolios report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other--Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to

                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 77
interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Intermediate Fixed Income Portfolio expects to declare dividends daily and distribute them monthly. The High-Yield Bond and The Global Fixed Income Portfolios expect to declare dividends monthly and distribute them monthly. The Large-Cap Value Equity, The Aggregate Fixed Income, The Diversified Core Fixed Income, The International Equity, The Labor Select International Equity and The International Fixed Income Portfolios expect to declare and distribute all of their net investment income to shareholders as dividends quarterly. The Aggressive Growth, The Small/Mid-Cap Value Equity, The Real Estate Investment Trust II, The Global Equity and The Emerging Markets Portfolios expect to declare and distribute all of their net investment income to shareholders as dividends annually. Net capital gains, if any, will be distributed annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, Delaware Management Company, Inc. ("DMC") the Investment Manager of The Large-Cap Value Equity Portfolio, The Small/Mid-Cap Value Equity Portfolio, The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The Aggregate Fixed Income Portfolio, The High-Yield Bond Portfolio, The Diversified Core Fixed Income Portfolio and Delaware International Advisers Ltd. (DIAL), the investment advisor of The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio will receive an annual fee which is calculated on the net assets of each Portfolio less fees paid to the independent directors, except for, The Small/Mid-Cap Value Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Aggregate Fixed

Income Portfolio, The High-Yield Bond Portfolio, The Diversified Core Fixed Income Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio and The International Fixed Income Portfolio. The management fees for The Small/Mid-Cap Value Equity Portfolio, The Real Estate Investment Trust Portfolio II, The High-Yield Bond Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, and The International Fixed Income Portfolio are calculated daily on the net assets of each Portfolio without consideration of amounts paid to unaffiliated directors.

Lincoln Investment Manager, Inc., an affiliate of DMC, receives 30% of the advisory fee paid to DMC for acting as a sub-advisor to The Real Estate Investment Trust Portfolio II. DMC receives 0.50% of the management fee paid to DIAL for managing the U.S. securities portion of the Global Equity Portfolio.

DMC and DIAL have elected to waive that portion, if any, of the annual management fees payable by each Portfolio to the extent necessary to insure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed the following percentages of net assets through October 31, 1998.


78 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

The management fee rates, waiver rates and total expenses absorbed by DMC and DIAL for the period ended April 30, 1998 are as follows:


                                                                         Management             Waiver as
                                                                     fee as a percentage      a percentage           Expenses
                                                                      of average daily       of average daily        absorbed
                                                                        net assets             net assets             by DMC
                                                                        (per annum)           (per annum)             or DIAL
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                                         0.55%               0.68%               $ 8,051
The Small/Mid-Cap Value Equity Portfolio                                     0.75%               0.89%                 5,403
The Aggressive Growth Portfolio                                              0.80%               0.93%                38,779
The Real Estate Investment Trust Portfolio II                                0.75%               0.86%                14,983
The Intermediate Fixed Income Portfolio                                      0.40%               0.53%                77,435
The Aggregate Fixed Income Portfolio                                         0.40%               0.53%                11,268
The High-Yield Bond Portfolio                                                0.45%               0.59%                 3,752
The Diversified Core Fixed Income Portfolio                                  0.43%               0.57%                15,993
The Global Equity Portfolio                                                  0.75%               0.96%                18,920
The International Equity Portfolio                                           0.75%               0.96%                    --
The Labor Select International Equity Portfolio                              0.75%               0.96%                35,978
The Emerging Markets Portfolio                                               1.20%               1.55%                25,117
The Global Fixed Income Portfolio                                            0.50%               0.60%                64,967
The International Fixed Income Portfolio                                     0.50%               0.60%                32,292
------------------------------------------------------------------------------------------------------------------------------------

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to serve as dividend disbursing agent, transfer agent and accounting services agent for the Fund.

The amounts expensed for each Portfolio were as follows:

                                                                                        Dividend disbursing,
                                                                                         transfer agent fees         Accounting
                                                                                         and other expenses            fees
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                                                          $ 3,138               $ 18,200
The Small/Mid-Cap Value Equity Portfolio                                                          367                    440
The Aggressive Growth Portfolio                                                                 2,150                  1,650
The Real Estate Investment Trust Portfolio II                                                     207                  1,341
The Intermediate Fixed Income Portfolio                                                         8,918                  5,990
The Aggregate Fixed Income Portfolio                                                              100                    269
The High-Yield Bond Portfolio                                                                   1,169                  3,012
The Diversified Core Fixed Income Portfolio                                                        80                    406
The Global Equity Portfolio                                                                       340                    544
The International Equity Portfolio                                                             16,420                105,673
The Labor Select International Equity Portfolio                                                 4,599                 13,557
The Emerging Markets Portfolio                                                                  2,500                  6,535
The Global Fixed Income Portfolio                                                              20,720                 94,635
The International Fixed Income Portfolio                                                        3,580                  8,099
------------------------------------------------------------------------------------------------------------------------------------


                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 79

On April 30, 1998, the Fund had payables to affiliates as follows:

                                                                                            Dividend
                                                                                           disbursing,
                                                                                            transfer
                                                                                           agent fees,           Other
                                                                       Investment          accounting           expenses
                                                                       Management           fees and            payable
                                                                      fee payable to     other expenses          to DMC
                                                                       DMC or DIAL       payable to DSC      and affiliates
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                                      $124,328           $ 5,745            $ 6,251
The Small/Mid-Cap Value Equity Portfolio                                     2,869               153                159
The Aggressive Growth Portfolio                                                 --             1,259                738
The Real Estate Investment Trust Portfolio II                                9,403               260             19,510
The Intermediate Fixed Income Portfolio                                         --                --                 --
The Aggregate Fixed Income Portfolio                                            --                --                 --
The High-Yield Bond Portfolio                                               29,494            12,881             33,371
The Diversified Core Fixed Income Portfolio                                     --                --                 --
The Global Equity Portfolio                                                     --               903             11,857
The International Equity Portfolio                                         153,059            36,691             34,144
The Labor Select International Equity Portfolio                            122,038             4,224              4,538
The Emerging Markets Portfolio                                             114,585            13,046             37,597
The Global Fixed Income Portfolio                                          585,876            21,647             32,137
The International Fixed Income Portfolio                                    43,100            16,067             20,603
------------------------------------------------------------------------------------------------------------------------------------

Certain officers of DMC, DSC and DIAL are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended April 30, 1998, the Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Portfolio as follows:

                                                                                         Purchases             Sales
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                                                    $ 40,147,362        $38,920,054
The Small/Mid-Cap Value Equity Portfolio                                                   4,037,224          1,053,939
The Aggressive Growth Portfolio                                                            4,983,079          9,381,141
The Real Estate Investment Trust Portfolio II                                              6,907,020          1,462,744
The Intermediate Fixed Income Portfolio                                                   14,150,633         17,512,744
The Aggregate Fixed Income Portfolio                                                       3,340,281          1,643,463
The High-Yield Bond Portfolio                                                             34,617,740         27,459,275
The Diversified Core Fixed Income Portfolio                                                7,132,989          3,810,661
The Global Equity Portfolio                                                                  792,741            716,044
The International Equity Portfolio                                                        63,729,990         12,562,964
The Labor Select International Equity Portfolio                                           29,153,350            738,058
The Emerging Markets Portfolio                                                            31,220,273          3,700,943
The Global Fixed Income Portfolio                                                        212,096,847         76,428,725
The International Fixed Income Portfolio                                                  18,695,133          8,157,387
------------------------------------------------------------------------------------------------------------------------------------


80 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

During the period ended April 30, 1998, the Fund made purchases and sales of U.S. government securities for each Portfolio as follows:

                                                                                                    Purchases         Sales
------------------------------------------------------------------------------------------------------------------------------------
The Intermediate Fixed Income Portfolio                                                            $10,067,872     $11,868,845
The Aggregate Fixed Income Portfolio                                                                 4,017,112       3,715,618
The Diversified Core Fixed Income Portfolio                                                            689,080         548,845
The Global Fixed Income Portfolio                                                                   86,274,768     112,923,906
The International Fixed Income Portfolio                                                             3,036,980              --
------------------------------------------------------------------------------------------------------------------------------------

At April 30, 1998, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio were as follows:

                                                                                                                         Net
                                                                           Cost       Aggregate      Aggregate       unrealized
                                                                            of       unrealized     unrealized      appreciation
                                                                        Investments appreciation   depreciation    (depreciation)
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                                  $ 75,660,079  $ 19,017,645  $    (735,272)  $ 18,282,373
The Small/Mid-Cap Value Equity Portfolio                                 3,099,186       280,817        (79,626)       201,191
The Aggressive Growth Portfolio                                          4,930,464     1,088,562        (99,444)       989,118
The Real Estate Investment Trust Portfolio II                            5,699,451       134,888       (221,126)       (86,238)
The Intermediate Fixed Income Portfolio                                 28,538,809       242,199        (47,349)       194,850
The Aggregate Fixed Income Portfolio                                     2,413,362         3,851         (9,129)        (5,278)
The High-Yield Bond Portfolio                                           18,732,735       432,410        (51,208)       381,202
The Diversified Core Fixed Income Portfolio                              3,521,438        23,127        (11,890)        11,237
The Global Equity Portfolio                                              3,057,147       336,966       (166,915)       170,051
The International Equity Portfolio                                     495,514,824   136,809,331    (34,943,466)   101,865,865
The Labor Select International Equity Portfolio                         70,771,477    16,189,624     (1,969,638)    14,219,986
The Emerging Markets Portfolio                                          52,215,500     3,873,795     (4,770,067)      (896,272)
The Global Fixed Income Portfolio                                      532,409,148     5,760,474    (16,902,389)   (11,141,915)
The International Fixed Income Portfolio                                45,784,669       631,847     (1,399,452)      (767,605)
------------------------------------------------------------------------------------------------------------------------------------


                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 81

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                              Shares issued
                                                                             upon reinvestment
                                                                            of dividends from
                                                                              net investment
                                                                                income and
                                                                            distributions of                           Net
                                                                 Shares    realized gains from        Shares         Increase
For the period or six months ended April 30, 1998*:               sold    security transactions     repurchased     (decrease)
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                             231,670          781,075            (350,857)        661,888
The Small/Mid-Cap Value Equity Portfolio                         352,942               --                  --         352,942
The Aggressive Growth Portfolio                                    3,682          649,139            (736,280)        (83,459)
The Real Estate Investment Trust Portfolio II                    330,675            2,431                  --         333,106
The Intermediate Fixed Income Portfolio                           39,977           72,834            (362,902)       (250,091)
The Aggregate Fixed Income Portfolio                             235,295               --                  --         235,295
The High-Yield Bond Portfolio                                    615,145           92,940                  --         708,085
The Diversified Core Fixed Income Portfolio                      352,942               --                  --         352,942
The Global Equity Portfolio                                           --            3,021                  --           3,021
The International Equity Portfolio                             3,501,037        1,372,426            (875,213)      3,998,250
The Labor Select International Equity Portfolio                2,165,429          124,737            (245,281)      2,044,885
The Emerging Markets Portfolio                                 3,346,304           38,872                  --       3,385,176
The Global Fixed Income Portfolio                             13,277,532        2,124,122          (3,347,682)     12,053,972
The International Fixed Income Portfolio                       1,240,811          157,718                  --       1,398,529
------------------------------------------------------------------------------------------------------------------------------------



For the period or year ended October 31, 1997**:
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                           1,030,185          518,747          (1,252,701)        296,231
The Aggressive Growth Portfolio                                  141,433          367,510          (1,712,815)     (1,203,872)
The Intermediate Fixed Income Portfolio                        1,870,891          111,110             (23,596)      1,958,405
The High-Yield Bond Portfolio                                    976,942           37,843                  --       1,014,785
The Global Equity Portfolio                                      351,701               --                  --         351,701
The International Equity Portfolio                            11,232,376          681,866            (677,473)     11,236,769
The Labor Select International Equity Portfolio                2,026,069           95,875            (184,252)      1,937,692
The Emerging Markets Portfolio                                 2,018,979               --                  --       2,018,979
The Global Fixed Income Portfolio                             15,282,744        1,862,757            (399,869)     16,745,632
The International Fixed Income Portfolio                       3,150,380           14,959                  --       3,165,339
------------------------------------------------------------------------------------------------------------------------------------

*The Real Estate Investment Trust Portfolio II commenced operations on 11/4/97, The Small/Mid-Cap Value Equity Portfolio, The Aggregate Fixed Income
Portfolio, and The Diversified Fixed Income Portfolio commenced operations on 12/29/97.

**The High-Yield Bond Portfolio commenced operations on 12/2/96, The Emerging Markets Portfolio commenced operations on 4/14/97, The Global Equity Portfolio commenced operations on 10/15/97 and The International Fixed Income Portfolio commenced operations on 4/11/97.


82 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

5. Lines of Credit

The following Portfolios have a committed line of credit for the following amounts:

The Large-Cap Value Equity Portfolio                        $ 4,000,000
The Aggressive Growth Portfolio                                 200,000
The Real Estate Investment Trust Portfolio II                   200,000
The Intermediate Fixed Income Portfolio                       1,200,000
The High-Yield Bond Portfolio                                   500,000
The Global Equity Portfolio                                     100,000
The International Equity Portfolio                           20,800,000
The Labor Select International Equity Portfolio               3,000,000
The Emerging Markets Portfolio                                1,000,000
The Global Fixed Income Portfolio                            19,100,000
The International Fixed Income Portfolio                      1,500,000
--------------------------------------------------------------------------------

No amounts were outstanding at April 30, 1998, or at any time during the period.



6. Foreign Exchange Contracts

The International Equity, The Labor Select International Equity, The Global Equity, The Emerging Markets, The Global Fixed Income, The International Fixed Income and The Diversified Core Fixed Income Portfolios (the "Portfolios") will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded by the Portfolios as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward currency contracts were outstanding at April 30, 1998:

The International Equity Portfolio

                                                   In                                      Unrealized
                                                 Exchange    Contract       Settlement    Appreciation
Contracts to Receive                               For         Value           Date      (Depreciation)
-------------------------------------------------------------------------------------------------------
2,216,154 New Zealand Dollars                  $1,231,295    $1,226,959        5/4/98       $(4,336)

7. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Global Equity, The Emerging Markets, The Global Fixed Income, The International Fixed Income and The Diversified Core Fixed Income Portfolios (the "Portfolios") may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.


                               1998 SEMIANNUAL REPORT * DELAWARE POOLED TRUST 83

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Portfolios.

The High-Yield Bond Portfolio and The Diversified Core Fixed Income Portfolio may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Intermediate Fixed Income Portfolio, The Aggregate Fixed Income and The Diversified Core Fixed Income Portfolio may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

Each Portfolio, other than The Diversified Core Fixed Income, The Aggregate Fixed Income, The Small/Mid-Cap Value Equity, The Labor Select International Equity, The High-Yield Bond, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios, may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Diversified Core Fixed Income, The Aggregate Fixed Income, The Small/Mid-Cap Value Equity, The Labor Select International Equity, The High-Yield Bond, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios may each invest no more than 15% of total assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect the Portfolio's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.


8. Securities Lending

Securities on loan are required at all times to be secured by collateral at least equal to 102% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related cash collateral received at April 30, 1998 for the International Equity Portfolio was as follows:


                                           Market Value of           Cash
                                          Securities on Loan      Collateral
--------------------------------------------------------------------------------
The International Equity Portfolio           $90,999,103        $100,109,670



















84 DELAWARE POOLED TRUST * 1998 SEMIANNUAL REPORT

Delaware Pooled Trust, Inc.

Fund Officers and Portfolio Managers
Wayne A. Stork
Chairman

David G. Tilles
Managing Director and Chief Investment Officer
Delaware International Advisers Ltd.

Robert Akester
Senior Portfolio Manager
Vice President and Senior Portfolio Manager

Robert L. Arnold
Vice President and Senior Portfolio Manager

Steven R. Brody
Senior Vice President and Director of Real
Estate Operations
Lincoln Investment Management, Inc. (subadviser to
The Real Estate Investment Trust Portfolio II)

George E. Deming
Vice President and Senior Portfolio Manager

Elizabeth A. Desmond
Director and Senior Portfolio Manager

Roger A. Early
Vice President and Senior Portfolio Manager

Gerald S. Frey
Vice President and Senior Portfolio Manager

Kimberly T. Gilliam
Assistant Vice President, Real Estate Investments
Lincoln Investment Management, Inc. (subadviser to
The Real Estate Investment Trust Portfolio II)

Clive A. Gillmore
Director and Senior Portfolio Manager

Lawrence T. Kissko
Vice President, Real Estate Equity
Lincoln Investment Management, Inc. (subadviser to
The Real Estate Investment Trust Portfolio II)

Paul A. Matlack
Vice President and Senior Portfolio Manager

Francis X. Morris
Vice President and Senior Portfolio Manager

Gerald T. Nichols
Vice President and Senior Portfolio Manager

Gary A. Reed
Vice President and Senior Portfolio Manager

Timothy W. Sanderson
Director and Senior Portfolio Manager

Ian G. Sims
Director and Senior Portfolio Manager

James F. Stanley
Vice President and Portfolio Manager

Babak Zenouzi
Vice President and Portfolio Manager

Custodians
The Chase Manhattan Bank
4 Metrotech Center
Brooklyn, New York 11245
(custodian for The Small/Mid-Cap Value Equity, The Real Estate Investment
Trust II, The Aggregate Fixed Income, The High-Yield Bond, The Diversified Core Fixed Income, The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Equity, The Global Fixed Income, and
The International Fixed Income Portfolios)

Bankers Trust Company
One Bankers Trust Plaza
New York, New York 10006
(custodian for The Large-Cap Value Equity, The Aggressive Growth, and The Intermediate Fixed Income Portfolios)

Independent Auditors
Ernst & Young LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

Legal Counsel
Stradley, Ronon, Stevens & Young
One Commerce Square
Philadelphia, Pennsylvania 19103

Investment Manager
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, Pennsylvania 19103

Investment Advisers
Delaware Investment Advisers
One Commerce Square
Philadelphia, Pennsylvania 19103

Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE

Subadvisers
Lincoln Investment Management, Inc.
Fort Wayne, Indiana



This report was prepared for investors in the Delaware Pooled Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust, Inc. Prospectus, which contains detailed information. All Delaware Pooled Trust Portfolios are offered by prospectus only.

DELAWARE
POOLED
TRUST
---------



One Commerce Square
Philadelphia, Pennsylvania 19103
Telephone 1-800-231-8002
Fax (215) 255-1162